UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03290

Name of Fund:  BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Global Opportunities V.I. Fund

BlackRock High Yield V.I. Fund

BlackRock International V.I. Fund

BlackRock iShares Alternative Strategies V.I. Fund

BlackRock iShares Dynamic Allocation V.I Fund

BlackRock iShares Dynamic Fixed Income V.I. Fund

BlackRock iShares Equity Appreciation V.I. Fund

BlackRock Large Cap Core V.I. Fund

BlackRock Large Cap Growth V.I. Fund

BlackRock Large Cap Value V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock Money Market V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

BlackRock Value Opportunities V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Basic Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.3%
Honeywell International, Inc.	15,400	$1,606,374
Northrop Grumman Corp.	14,450	2,325,872
Raytheon Co.	62,930	6,875,103
Spirit AeroSystems Holdings, Inc., Class A (a)	29,320	1,530,797

		12,338,146
Airlines — 0.3%
American Airlines Group, Inc.	29,050	1,533,259
Auto Components — 1.3%
Lear Corp.	61,150	6,776,643
Automobiles — 1.6%
General Motors Co. (b)	196,770	7,378,875
Thor Industries, Inc.	12,669	800,807

		8,179,682
Banks — 12.6%
Citigroup, Inc.	442,440	22,794,509
JPMorgan Chase & Co.	395,246	23,944,003
KeyCorp	218,210	3,089,854
Regions Financial Corp.	413,300	3,905,685
Wells Fargo & Co.	238,830	12,992,352

		66,726,403
Capital Markets — 1.1%
KKR & Co. LP (a)	46,374	1,057,791
Morgan Stanley (b)	121,590	4,339,547
State Street Corp.	4,260	313,238

		5,710,576
Chemicals — 2.1%
Akzo Nobel NV — ADR	247,280	6,222,801
Celanese Corp., Series A	19,940	1,113,848
LyondellBasell Industries NV, Class A	45,180	3,966,804

		11,303,453
Communications Equipment — 7.9%
Cisco Systems, Inc.	789,110	21,720,253
QUALCOMM, Inc.	182,620	12,662,871
Telefonaktiebolaget LM Ericsson — ADR	572,020	7,178,851

		41,561,975
Construction & Engineering — 0.7%
AECOM (a)	52,400	1,614,968
Jacobs Engineering Group, Inc. (a)	46,230	2,087,747

		3,702,715
Consumer Finance — 5.3%
Capital One Financial Corp.	160,010	12,611,988
Discover Financial Services	222,640	12,545,764
SLM Corp.	277,490	2,575,107

		27,732,859

Common Stocks	Shares	Value
Containers & Packaging — 0.1%
Crown Holdings, Inc. (a)	10,390	$561,268
Diversified Financial Services — 2.1%
Intercontinental Exchange, Inc.	1,140	265,928
The NASDAQ OMX Group, Inc.	209,970	10,695,872

		10,961,800
Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	228,030	11,089,099
Electric Utilities — 0.6%
Edison International	15,030	938,924
Exelon Corp.	17,650	593,217
PPL Corp.	54,470	1,833,460

		3,365,601
Electronic Equipment, Instruments & Components — 0.3%
Avnet, Inc.	29,230	1,300,735
Energy Equipment & Services — 0.1%
Halliburton Co.	5,260	230,809
Food & Staples Retailing — 1.8%
CVS Health Corp.	16,110	1,662,713
The Kroger Co. (b)	105,221	8,066,242

		9,728,955
Food Products — 0.5%
Kellogg Co. (b)	3,180	209,721
Mondelez International, Inc., Class A	1,500	54,135
Tyson Foods, Inc., Class A	58,560	2,242,848

		2,506,704
Gas Utilities — 0.3%
UGI Corp.	55,305	1,802,390
Health Care Equipment & Supplies — 6.3%
Baxter International, Inc.	140,900	9,651,650
Hologic, Inc. (a)	141,670	4,678,652
Medtronic PLC	201,778	15,736,666
Zimmer Holdings, Inc.	29,010	3,409,255

		33,476,223
Health Care Providers & Services — 4.4%
Cigna Corp.	9,880	1,278,867
Community Health Systems, Inc. (a)	116,370	6,083,824
Laboratory Corp. of America Holdings (a)	40,540	5,111,689
Quest Diagnostics, Inc. (b)	137,400	10,559,190

		23,033,570
Hotels, Restaurants & Leisure — 0.0%
Wyndham Worldwide Corp.	2,370	214,414
Household Durables — 1.9%
Newell Rubbermaid, Inc.	224,180	8,758,713

Portfolio Abbreviations
ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock Basic Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Durables (concluded)
Tupperware Brands Corp.	15,410	$1,063,598

		9,822,311
Independent Power and Renewable Electricity Producers — 1.7%
AES Corp.	585,850	7,528,173
Dynegy, Inc. (a)	47,930	1,506,440

		9,034,613
Insurance — 6.1%
ACE Ltd.	15,570	1,735,899
CNO Financial Group, Inc.	27,610	475,444
Genworth Financial, Inc., Class A (a)	471,500	3,446,665
The Hartford Financial Services Group, Inc.	159,661	6,677,023
Lincoln National Corp.	139,097	7,992,514
MetLife, Inc.	38,801	1,961,390
Prudential Financial, Inc.	56,970	4,575,261
XL Group PLC	139,910	5,148,688

		32,012,884
IT Services — 0.9%
Total System Services, Inc.	36,260	1,383,319
The Western Union Co. (b)	53,950	1,122,699
Xerox Corp.	188,140	2,417,599

		4,923,617
Machinery — 0.0%
Stanley Black & Decker, Inc.	2,200	209,792
Media — 4.1%
Cablevision Systems Corp., Class A (b)	144,870	2,651,121
Comcast Corp., Special Class A (b)	61,210	3,431,739
The Interpublic Group of Cos., Inc. (b)	83,660	1,850,559
Starz, Class A (a)	21,788	749,725
Time Warner Cable, Inc.	15,790	2,366,605
Viacom, Inc., Class B	154,320	10,540,056

		21,589,805
Multiline Retail — 1.1%
Macy’s, Inc.	91,550	5,942,511
Oil, Gas & Consumable Fuels — 11.9%
Apache Corp.	135,860	8,196,434
Gulfport Energy Corp. (a)	136,320	6,258,451
Marathon Oil Corp.	616,682	16,101,567
Marathon Petroleum Corp.	84,520	8,654,003
Suncor Energy, Inc.	281,880	8,244,990
Valero Energy Corp.	242,450	15,424,669

		62,880,114
Pharmaceuticals — 7.5%
Johnson & Johnson	30,150	3,033,090
Pfizer, Inc.	769,650	26,776,123
Teva Pharmaceutical Industries Ltd. — ADR	159,230	9,920,029

		39,729,242
Professional Services — 1.0%
Manpowergroup, Inc.	6,820	587,543
Nielsen N.V.	107,610	4,796,178

		5,383,721
Real Estate Investment Trusts (REITs) — 1.6%
Brixmor Property Group, Inc.	40,750	1,081,913
Outfront Media, Inc.	177,106	5,299,011
Starwood Property Trust, Inc.	84,210	2,046,303

		8,427,227
Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.	4,060	691,824

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment — 0.8%
Teradyne, Inc.	234,040	$4,411,654
Software — 2.6%
Microsoft Corp.	191,690	7,793,157
Oracle Corp.	110,170	4,753,835
Symantec Corp.	44,580	1,041,612

		13,588,604
Specialty Retail — 2.6%
The Gap, Inc.	103,080	4,466,456
GNC Holdings, Inc., Class A	189,410	9,294,349

		13,760,805
Wireless Telecommunication Services — 1.4%
Telephone & Data Systems, Inc.	231,494	5,764,200
United States Cellular Corp. (a)(b)	48,421	1,729,598

		7,493,798
Total Common Stocks — 99.1%		523,739,801

Preferred Stocks
Food Products — 0.2%
Tyson Foods, Inc., 4.75% (c)	28,699	1,391,327
Machinery — 0.1%
Stanley Black & Decker, Inc., 6.25% (a)(c)	3,270	383,407
Total Preferred Stocks — 0.3%		1,774,734
Total Long-Term Investments (Cost — $436,887,374) — 99.4%		525,514,535

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (d)(e)	4,195,079	4,195,079

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)(f)	$12,719	12,719,197
Total Short-Term Securities (Cost — $16,914,276) — 3.2%		16,914,276
Total Investments (Cost — $453,801,650*) — 102.6%		542,428,811
Liabilities in Excess of Other Assets — (2.6)%		(13,766,422)

Net Assets — 100.0%		$528,662,389

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (concluded)	BlackRock Basic Value V.I. Fund

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$455,468,621

Gross unrealized appreciation	$96,848,550
Gross unrealized depreciation	(9,888,360)

Net unrealized appreciation	$86,960,190

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Convertible security.

(d)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,354,761	1,840,318	4,195,079	$1,330
BlackRock Liquidity Series, LLC, Money Market Series	$1,050,868	$11,668,329	$12,719,197	$1,771

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$525,514,535	—	—	$525,514,535
Short-Term Securities	4,195,079	$12,719,197	—	16,914,276
Total	$529,709,614	$12,719,197	—	$542,428,811

[1]    See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$22,386	—	—	$22,386
Liabilities:
Collateral on securities loaned at value	—	$(12,719,197)	—	(12,719,197)
Total	$22,386	$(12,719,197)	—	$(12,696,811)

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	3

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Capital Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.3%
Precision Castparts Corp. (a)	25,123	$5,275,830
Airlines — 1.4%
Spirit Airlines, Inc. (b)	74,177	5,738,333
Auto Components — 0.8%
Delphi Automotive PLC	39,042	3,113,209
Banks — 1.3%
JPMorgan Chase & Co. (a)	86,613	5,247,016
Beverages — 1.2%
Constellation Brands, Inc., Class A (b)	41,106	4,776,928
Biotechnology — 8.3%
Regeneron Pharmaceuticals, Inc. (b)	11,120	5,020,458
United Therapeutics Corp. (b)	89,675	15,463,109
Vertex Pharmaceuticals, Inc. (b)	111,352	13,136,195

		33,619,762
Chemicals — 0.6%
Ecolab, Inc.	22,670	2,592,995
Consumer Finance — 1.3%
Discover Financial Services	90,941	5,124,525
Diversified Financial Services — 2.7%
Berkshire Hathaway, Inc., Class B (b)	36,719	5,299,286
Moody’s Corp.	55,319	5,742,112

		11,041,398
Food & Staples Retailing — 1.6%
CVS Health Corp.	28,829	2,975,441
Whole Foods Market, Inc.	70,246	3,658,412

		6,633,853
Food Products — 1.1%
The Hershey Co.	45,907	4,632,475
Health Care Providers & Services — 4.4%
Express Scripts Holding Co. (b)	76,934	6,675,563
Humana, Inc.	35,088	6,246,366
UnitedHealth Group, Inc.	40,473	4,787,551

		17,709,480
Health Care Technology — 0.5%
athenahealth, Inc. (a)(b)	15,293	1,825,831
Internet & Catalog Retail — 4.9%
Netflix, Inc. (b)	23,622	9,843,051
TripAdvisor, Inc. (b)	123,091	10,237,478

		20,080,529
Internet Software & Services — 16.8%
Alibaba Group Holding Ltd. — ADR (b)	60,561	5,041,098
Baidu, Inc. — ADR (b)	47,070	9,809,388
Facebook, Inc., Class A (b)	223,851	18,403,910
Google, Inc., Class A (b)	22,707	12,595,573
LinkedIn Corp., Class A (b)	35,320	8,825,055
Tencent Holdings Ltd.	390,200	7,409,866
Yahoo!, Inc. (b)	144,454	6,418,813

		68,503,703
IT Services — 7.5%
Alliance Data Systems Corp. (b)	33,196	9,834,315

Common Stocks	Shares	Value
IT Services (concluded)
MasterCard, Inc., Class A	61,263	$5,292,511
Visa, Inc., Class A	235,292	15,390,450

		30,517,276
Media — 7.0%
Liberty Global PLC, Series A (b)	210,583	10,838,707
Twenty-First Century Fox, Inc., Class A	368,301	12,463,306
The Walt Disney Co.	50,354	5,281,631

		28,583,644
Multiline Retail — 2.8%
Dollar General Corp.	148,244	11,174,633
Oil, Gas & Consumable Fuels — 2.8%
Concho Resources, Inc. (b)	66,733	7,735,689
Pioneer Natural Resources Co. (a)	21,322	3,486,360

		11,222,049
Pharmaceuticals — 9.9%
AbbVie, Inc.	207,154	12,126,795
Actavis PLC (b)	22,316	6,641,688
Mallinckrodt PLC (b)	38,210	4,839,297
Perrigo Co. PLC	50,954	8,435,435
Valeant Pharmaceuticals International, Inc. (b)	40,778	8,099,326

		40,142,541
Real Estate Investment Trusts (REITs) — 1.0%
Crown Castle International Corp.	51,170	4,223,572
Road & Rail — 2.6%
Union Pacific Corp.	98,220	10,638,208
Software — 6.1%
Oracle Corp.	195,501	8,435,868
salesforce.com, Inc. (b)	168,063	11,228,289
Splunk, Inc. (a)(b)	38,233	2,263,394
Workday, Inc., Class A (b)	35,898	3,030,150

		24,957,701
Specialty Retail — 2.6%
The Home Depot, Inc.	62,859	7,141,411
Restoration Hardware Holdings, Inc. (b)	33,735	3,346,175

		10,487,586
Technology Hardware, Storage & Peripherals — 5.8%
Apple Inc.	168,616	20,980,889
SanDisk Corp.	43,607	2,774,277

		23,755,166
Textiles, Apparel & Luxury Goods — 2.2%
lululemon athletica, inc. (b)	81,504	5,217,886
NIKE, Inc., Class B	38,150	3,827,589

		9,045,475
Total Common Stocks — 98.5%		400,663,718

Portfolio Abbreviation
ADR	American Depositary Receipts

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Capital Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Preferred Stock	Shares	Value
Software — 1.0%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $2,858,021) (b)(c)	466,235	$4,144,829
Total Long-Term Investments (Cost — $341,888,259) — 99.5%		404,808,547

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (d)(e)	3,195,422	3,195,422

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)(f)	$4,963	$4,962,602
Total Short-Term Securities (Cost — $8,158,024) — 2.0%		8,158,024
Total Investments (Cost — $350,046,283*) — 101.5%		412,966,571
Liabilities in Excess of Other Assets — (1.5)%		(5,942,888)

Net Assets — 100.0%		$407,023,683

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$350,621,956

Gross unrealized appreciation	$63,862,656
Gross unrealized depreciation	(1,518,041)

Net unrealized appreciation	$62,344,615

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $4,144,829 and an original cost of $2,858,021 which was 1.0% of its net assets.

(d)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,669,942	1,525,480	3,195,422	$499
BlackRock Liquidity Series, LLC, Money Market Series	$16,360,294	$(11,397,692)	$4,962,602	$3,234

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	5

Schedule of Investments (continued)	BlackRock Capital Appreciation V.I. Fund

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$5,275,830	—	—	$5,275,830
Airlines	5,738,333	—	—	5,738,333
Auto Components	3,113,209	—	—	3,113,209
Banks	5,247,016	—	—	5,247,016
Beverages	4,776,928	—	—	4,776,928
Biotechnology	33,619,762	—	—	33,619,762
Chemicals	2,592,995	—	—	2,592,995
Consumer Finance	5,124,525	—	—	5,124,525
Diversified Financial Services	11,041,398	—	—	11,041,398
Food & Staples Retailing	6,633,853	—	—	6,633,853
Food Products	4,632,475	—	—	4,632,475
Health Care Providers & Services	17,709,480	—	—	17,709,480
Health Care Technology	1,825,831	—	—	1,825,831
Internet & Catalog Retail	20,080,529	—	—	20,080,529
Internet Software & Services	61,093,837	$7,409,866	—	68,503,703
IT Services	30,517,276	—	—	30,517,276
Media	28,583,644	—	—	28,583,644
Multiline Retail	11,174,633	—	—	11,174,633
Oil, Gas & Consumable Fuels	11,222,049	—	—	11,222,049
Pharmaceuticals	40,142,541	—	—	40,142,541
Real Estate Investment Trusts (REITs)	4,223,572	—	—	4,223,572
Road & Rail	10,638,208	—	—	10,638,208
Software	24,957,701	—	—	24,957,701
Specialty Retail	10,487,586	—	—	10,487,586
Technology Hardware, Storage & Peripherals	23,755,166	—	—	23,755,166
Textiles, Apparel & Luxury Goods	9,045,475	—	—	9,045,475
Preferred Stock	—	—	$4,144,829	4,144,829
Short-Term Securities	3,195,422	4,962,602	—	8,158,024

Total	$396,449,274	$12,372,468	$4,144,829	$412,966,571

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $4,962,602 is categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening balance, as of December 31, 2014	$3,529,399
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[1]	—
Purchases	615,430
Sales	—
Closing balance, as of March 31, 2015	$4,144,829

Net change in unrealized appreciation/depreciation on investments still held at March 31, 20151	$615,430

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (concluded)	BlackRock Capital Appreciation V.I. Fund

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of March 31, 2015.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks[1]	$4,144,829	Probability-Weighted Expected Return Model	Years to IPO[2]	1.4-2.9
			IPO Exit Probability[3]	95.00%
			Discount Rate[2]	21.30%
			Revenue Multiple[3]	14.0x-16.0x

[1]

For the period ended March 31, 2015, the valuation technique for certain investments classified as preferred stocks changed to a Probability-Weighted Expected Return Model. The investments were previously valued utilizing a market comparable company and option pricing model approach. A Probability-Weighted Expected Return Model was considered to be a more relevant measure of fair value for these investments which leverages the most recent equity raise pre-money valuation.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

[3]	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	7

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Equity Dividend V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 8.1%
Honeywell International, Inc.	7,470	$779,196
Lockheed Martin Corp.	4,400	893,024
Northrop Grumman Corp.	6,340	1,020,486
Raytheon Co.	11,450	1,250,913
United Technologies Corp.	5,800	679,760

		4,623,379
Air Freight & Logistics — 1.1%
United Parcel Service, Inc., Class B	6,190	600,059
Banks — 13.9%
Bank of America Corp.	41,260	634,991
Citigroup, Inc.	19,530	1,006,186
Fifth Third Bancorp	23,520	443,352
JPMorgan Chase & Co.	30,680	1,858,594
SunTrust Banks, Inc.	23,120	950,001
U.S. Bancorp	21,600	943,272
Wells Fargo & Co.	38,595	2,099,568

		7,935,964
Beverages — 1.4%
The Coca-Cola Co.	6,675	270,671
Diageo PLC	18,890	522,010

		792,681
Capital Markets — 1.8%
The Goldman Sachs Group, Inc.	2,270	426,692
Morgan Stanley	17,050	608,515

		1,035,207
Chemicals — 3.1%
The Dow Chemical Co.	8,315	398,954
E.I. du Pont de Nemours & Co.	13,905	993,790
Praxair, Inc. (a)	3,045	367,653

		1,760,397
Commercial Services & Supplies — 0.5%
Tyco International PLC	6,430	276,876
Communications Equipment — 1.9%
Motorola Solutions, Inc.	6,710	447,356
QUALCOMM, Inc.	9,210	638,621

		1,085,977
Consumer Finance — 0.9%
American Express Co.	6,346	495,749
Diversified Financial Services — 0.9%
CME Group, Inc.	5,480	519,011
Diversified Telecommunication Services — 2.0%
BCE, Inc.	3,825	162,027
Verizon Communications, Inc.	20,310	987,675

		1,149,702
Electric Utilities — 1.9%
Eversource Energy	5,075	256,389
ITC Holdings Corp.	4,410	165,066
NextEra Energy, Inc.	6,485	674,764

		1,096,219

Common Stocks	Shares	Value
Electrical Equipment — 0.4%
Rockwell Automation, Inc.	1,945	$225,600
Energy Equipment & Services — 0.5%
Schlumberger Ltd.	3,445	287,451
Food & Staples Retailing — 1.4%
The Kroger Co.	7,790	597,181
Wal-Mart Stores, Inc.	2,255	185,474

		782,655
Food Products — 0.7%
Mondelez International, Inc., Class A	7,360	265,622
Unilever NV — NY Shares (a)	2,795	116,719

		382,341
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	4,990	231,187
Becton Dickinson & Co.	2,460	353,231

		584,418
Health Care Providers & Services — 3.8%
Anthem, Inc.	3,071	474,193
Quest Diagnostics, Inc.	7,865	604,425
UnitedHealth Group, Inc.	9,112	1,077,858

		2,156,476
Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	5,973	582,009
Household Products — 1.9%
The Procter & Gamble Co.	13,315	1,091,031
Industrial Conglomerates — 3.7%
3M Co.	4,385	723,306
General Electric Co.	56,085	1,391,469

		2,114,775
Insurance — 6.1%
ACE Ltd.	5,295	590,340
American International Group, Inc.	7,890	432,293
The Chubb Corp.	3,245	328,069
MetLife, Inc.	13,390	676,865
Prudential Financial, Inc.	8,100	650,511
The Travelers Cos., Inc.	7,195	777,995

		3,456,073
IT Services — 1.2%
Automatic Data Processing, Inc.	2,190	187,552
International Business Machines Corp.	3,005	482,303

		669,855
Media — 2.5%
Comcast Corp., Special Class A (a)	25,845	1,449,000
Metals & Mining — 0.5%
BHP Billiton Ltd.	10,990	255,452
Multi-Utilities — 2.6%
CMS Energy Corp.	7,230	252,399
Dominion Resources, Inc.	8,660	613,734
Sempra Energy	3,095	337,417
Wisconsin Energy Corp. (a)	5,250	259,875

		1,463,425

Portfolio Abbreviations
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 8.5%
Chevron Corp.	5,543	$581,904
ConocoPhillips	4,270	265,850
Exxon Mobil Corp.	11,005	935,425
Marathon Oil Corp.	12,590	328,725
Marathon Petroleum Corp.	5,920	606,149
Occidental Petroleum Corp.	10,850	792,050
Phillips 66	2,770	217,722
Spectra Energy Corp. (a)	7,116	257,386
TOTAL SA — ADR	16,858	837,168

		4,822,379
Paper & Forest Products — 1.1%
International Paper Co.	11,710	649,788
Pharmaceuticals — 9.1%
AbbVie, Inc.	4,990	292,115
Bristol-Myers Squibb Co.	18,685	1,205,183
Johnson & Johnson	9,625	968,275
Merck & Co., Inc.	21,400	1,230,072
Pfizer, Inc.	42,280	1,470,921

		5,166,566
Professional Services — 0.4%
Nielsen Holdings NV	4,880	217,502
Real Estate Investment Trusts (REITs) — 0.5%
Weyerhaeuser Co.	8,130	269,509
Road & Rail — 1.3%
CSX Corp.	6,680	221,242
Union Pacific Corp.	5,045	546,424

		767,666
Semiconductors & Semiconductor Equipment — 1.8%
Intel Corp.	32,600	1,019,402
Software — 2.3%
Microsoft Corp.	32,405	1,317,425
Specialty Retail — 2.7%
The Home Depot, Inc.	13,675	1,553,617

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals — 0.9%
Samsung Electronics Co. Ltd. — GDR	760	$493,560
Textiles, Apparel & Luxury Goods — 0.7%
VF Corp.	5,648	425,351
Tobacco — 1.5%
Altria Group, Inc.	6,785	339,386
Lorillard, Inc.	4,550	297,343
Philip Morris International, Inc.	3,225	242,939

		879,668
Water Utilities — 0.8%
American Water Works Co., Inc.	8,445	457,803
Total Long-Term Investments (Cost — $41,109,630) — 96.4%		54,912,018

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (b)(c)	3,119,167	3,119,167

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (b)(c)(d)	$2,420	2,419,520
Total Short-Term Securities (Cost — $5,538,687) — 9.7%		5,538,687
Total Investments (Cost — $46,648,317*) — 106.1%		60,450,705
Liabilities in Excess of Other Assets — (6.1)%		(3,468,224)

Net Assets — 100.0%		$56,982,481

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$46,655,412

Gross unrealized appreciation	$14,333,821
Gross unrealized depreciation	(538,528)

Net unrealized appreciation	$13,795,293

(a)	Security, or a portion of security, is on loan.

(b)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	720,854	2,398,313	3,119,167	$221
BlackRock Liquidity Series, LLC, Money Market Series	—	2,419,520	2,419,520	$149

(c)	Represents the current yield as of report date.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	9

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund

liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$4,623,379	—	—	$4,623,379
Air Freight & Logistics	600,059	—	—	600,059
Banks	7,935,964	—	—	7,935,964
Beverages	270,671	$522,010	—	792,681
Capital Markets	1,035,207	—	—	1,035,207
Chemicals	1,760,397	—	—	1,760,397
Commercial Services & Supplies	276,876	—	—	276,876
Communications Equipment	1,085,977	—	—	1,085,977
Consumer Finance	495,749	—	—	495,749
Diversified Financial Services	519,011	—	—	519,011
Diversified Telecommunication Services	1,149,702	—	—	1,149,702
Electric Utilities	1,096,219	—	—	1,096,219
Electrical Equipment	225,600	—	—	225,600
Energy Equipment & Services	287,451	—	—	287,451
Food & Staples Retailing	782,655	—	—	782,655
Food Products	382,341	—	—	382,341
Health Care Equipment & Supplies	584,418	—	—	584,418
Health Care Providers & Services	2,156,476	—	—	2,156,476
Hotels, Restaurants & Leisure	582,009	—	—	582,009
Household Products	1,091,031	—	—	1,091,031
Industrial Conglomerates	2,114,775	—	—	2,114,775
Insurance	3,456,073	—	—	3,456,073
IT Services	669,855	—	—	669,855
Media	1,449,000	—	—	1,449,000
Metals & Mining	—	255,452	—	255,452
Multi-Utilities	1,463,425	—	—	1,463,425
Oil, Gas & Consumable Fuels	4,822,379	—	—	4,822,379
Paper & Forest Products	649,788	—	—	649,788
Pharmaceuticals	5,166,566	—	—	5,166,566
Professional Services	217,502	—	—	217,502
Real Estate Investment Trusts (REITs)	269,509	—	—	269,509
Road & Rail	767,666	—	—	767,666
Semiconductors & Semiconductor Equipment	1,019,402	—	—	1,019,402
Software	1,317,425	—	—	1,317,425
Specialty Retail	1,553,617	—	—	1,553,617
Technology Hardware, Storage & Peripherals	493,560	—	—	493,560
Textiles, Apparel & Luxury Goods	425,351	—	—	425,351
Tobacco	879,668	—	—	879,668
Water Utilities	457,803	—	—	457,803
Short-Term Securities	3,119,167	2,419,520	—	5,538,687

Total	$57,253,723	$3,196,982	—	$60,450,705

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (concluded)	BlackRock Equity Dividend V.I. Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$2,123	—	—	$2,123
Liabilities:
Collateral on securities loaned at value	—	$(2,419,520)	—	(2,419,520)

Total	$2,123	$(2,419,520)	—	$(2,417,397)

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	11

Consolidated Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.4%
BHP Billiton PLC	451,837	$9,915,659
Commonwealth Bank of Australia	163,769	11,616,226
Healthscope Ltd.	6,464,278	15,028,406
Mesoblast Ltd. (a)(b)	958,768	2,641,984
Westpac Banking Corp.	263,312	7,870,665

		47,072,940
Belgium — 0.0%
RHJ International (a)	590,970	2,980,204
RHJ International — ADR (a)	36,463	183,668

		3,163,872
Brazil — 0.4%
BR Malls Participacoes SA	1,130,998	6,017,247
Cia Brasileira de Distribuicao, Preference Shares	165,473	4,948,817
Cosan Ltd., Class A	693,225	4,388,114
Cyrela Brazil Realty SA Empreendimentos e Participacoes	489,998	2,049,623
Gerdau SA — ADR	1,717,001	5,494,403
Hypermarcas SA (a)	794,876	4,908,902
Itau Unibanco Holding SA, Class S Preference Shares	578,925	6,424,942
MRV Engenharia e Participacoes SA	29,138	72,764
Petroleo Brasileiro SA — ADR (b)	1,065,089	6,401,185
Qualicorp SA (a)	641,849	4,621,482
SLC Agricola SA	421,762	2,319,225

		47,646,704
Canada — 1.2%
Athabasca Oil Corp. (a)(b)	1,746,414	2,895,637
Barrick Gold Corp. (b)	954,306	10,459,194
Cameco Corp. (b)	900,289	12,541,026
Canadian National Railway Co.	208,815	13,963,459
Eldorado Gold Corp.	1,347,626	6,181,917
Enbridge, Inc.	11,146	537,257
First Quantum Minerals Ltd.	2,346,646	28,440,264
Goldcorp, Inc.	1,151,277	20,861,139
Platinum Group Metals Ltd. (a)	5,360,633	2,920,403
Platinum Group Metals Ltd. (a)(b)	1,311,083	735,124
Potash Corp. of Saskatchewan, Inc.	138,447	4,463,141
Suncor Energy, Inc.	19,457	568,555
Suncor Energy, Inc. — NY Shares	67,903	1,986,163
The Toronto-Dominion Bank	200,926	8,599,896
TransCanada Corp. (b)	706,396	30,206,788

		145,359,963

Common Stocks	Shares	Value
China — 0.7%
Beijing Enterprises Holdings Ltd.	2,569,542	$20,187,328
China Overseas Land & Investment Ltd.	4,726,000	15,262,129
Dalian Wanda Commercial Properties Co. Ltd. (a)(c)	972,700	6,029,729
Dongfeng Motor Group Co. Ltd., Class H	1,630,800	2,608,365
Haitian International Holdings Ltd.	2,541,800	5,835,945
Mindray Medical International Ltd. — ADR (b)	229,372	6,273,324
SINA Corp. (a)	388,849	12,505,384
Sinopharm Group Co. Ltd., Class H	1,455,600	5,926,997
Zhongsheng Group Holdings Ltd. (b)	3,441,706	2,282,628

		76,911,829
Cyprus — 0.0%
Ocean Rig UDW, Inc. (b)	365,852	2,410,965
Denmark — 0.0%
TDC A/S	351,167	2,516,098
France — 2.4%
Airbus Group NV	380,096	24,710,287
Arkema SA (b)	133,774	10,594,306
AtoS	152,049	10,466,426
AXA SA	676,241	17,020,365
BNP Paribas SA	337,133	20,513,122
Bouygues SA	72,184	2,833,628
Cie de Saint-Gobain	224,803	9,870,455
Danone SA	90,681	6,112,586
Dassault Aviation SA	11,126	13,466,234
GDF Suez	485,836	9,591,837
Orange SA	309,015	4,962,626
Renault SA	61,929	5,624,990
Safran SA	551,384	38,525,903
Sanofi	216,003	21,332,167
Schneider Electric SE	135,638	10,555,143
Société Générale SA	120,299	5,808,256
TOTAL SA	304,469	15,134,184
TOTAL SA — ADR	668,576	33,201,484
UbiSOFT Entertainment (a)	290,014	5,354,989
Worldline SA (a)(b)	725,002	13,170,586

		278,849,574
Germany — 0.9%
BASF SE	52,358	5,183,189
Bayer AG, Registered Shares	39,828	5,958,878
Bayerische Motoren Werke AG	106,746	13,293,574
Beiersdorf AG (b)	33,742	2,925,743
Deutsche Bank AG, Registered Shares (a)	295,799	10,251,683

Portfolio Abbreviations
ADR	American Depositary Receipts	HKD	Hong Kong Dollar	PCL	Public Company Limited
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	INR	Indian Rupee	REIT	Real Estate Investment Trust
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	JSC	Joint Stock Company	S&P	Standard & Poor’s
CNH	Chinese Yuan Offshore	KRW	South Korean Won	SPDR	Standard & Poor’s Depositary Receipts
EUR	Euro	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
FTSE	Financial Times Stock Exchange	MXN	Mexican Peso	TWD	Taiwan Dollar
GBP	British Pound	NYSE	New York Stock Exchange	USD	U.S. Dollar
GDR	Global Depositary Receipts	NZD	New Zealand Dollar	WIBOR	Warsaw Interbank Offered Rate

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (concluded)
Deutsche Post AG, Registered Shares	183,230	$5,708,488
Deutsche Telekom AG, Registered Shares	623,412	11,402,423
Linde AG	29,979	6,096,184
RTL Group SA (b)	12,267	1,179,594
SAP SE	68,304	4,936,814
Siemens AG, Registered Shares	46,082	4,983,940
Volkswagen AG	4,512	1,160,131
Volkswagen AG, Preference Shares	123,808	32,834,060

		105,914,701
Hong Kong — 0.7%
AIA Group Ltd.	1,877,000	11,784,717
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	19,748,798	1,120,839
Haier Electronics Group Co. Ltd.	2,460,000	6,439,289
Sino Biopharmaceutical Ltd.	6,972,000	7,053,455
Sun Hung Kai Properties Ltd.	2,094,083	32,289,692
The Wharf Holdings Ltd.	3,132,000	21,864,011

		80,552,003
India — 0.2%
Cummins India Ltd.	540,903	7,611,195
Maruti Suzuki India Ltd.	137,753	8,562,325
Oil & Natural Gas Corp. Ltd. (a)	2,307,306	11,294,042

		27,467,562
Indonesia — 0.1%
Siloam International Hospitals Tbk PT (a)	5,764,508	5,907,794
Ireland — 0.3%
King Digital Entertainment PLC	227,874	3,655,099
Shire PLC	278,035	22,165,713
XL Group PLC	235,934	8,682,371

		34,503,183
Israel — 0.7%
Check Point Software Technologies Ltd. (a)(b)	31,350	2,569,760
Mobileye NV (b)	1,056,553	44,406,923
Teva Pharmaceutical Industries Ltd. — ADR	489,143	30,473,609

		77,450,292
Italy — 0.5%
Banco Popolare SC (a)	55,458	863,319
EI Towers SpA (a)	276,598	14,745,628
Enel SpA (a)	1,990,400	8,991,449
Intesa Sanpaolo SpA (b)	3,759,153	12,758,525
Rai Way SpA (a)(c)	1,519,737	6,536,363
Telecom Italia SpA (a)(b)	2,023,803	2,369,666
Telecom Italia SpA	895,768	842,301
UniCredit SpA	900,408	6,105,905
Unione di Banche Italiane ScpA	130,545	1,018,127

		54,231,283
Japan — 9.4%
Aisin Seiki Co. Ltd.	324,039	11,748,138
Ajinomoto Co., Inc.	321,000	7,042,238
Alpine Electronics, Inc.	61,700	1,026,123
Asahi Group Holdings Ltd.	74,900	2,374,963
Asahi Kasei Corp.	1,299,100	12,405,919
ASKUL Corp.	2,400	56,448
Astellas Pharma, Inc.	490,165	8,031,305
Autobacs Seven Co. Ltd. (b)	36,500	575,987
Bandai Namco Holdings, Inc.	88,500	1,722,565
The Bank of Yokohama Ltd.	350,000	2,049,825
Benesse Holdings, Inc.	12,700	399,517
Bridgestone Corp.	727,032	29,110,311
Canon Marketing Japan, Inc.	43,700	876,540

Common Stocks	Shares	Value
Japan (continued)
Canon, Inc.	157,100	$5,558,402
The Chiba Bank Ltd.	297,000	2,176,732
Chiyoda Corp. (b)	74,000	632,152
Chubu Electric Power Co., Inc.	564,800	6,734,630
COMSYS Holdings Corp.	25,600	315,821
Daihatsu Motor Co. Ltd. (b)	29,300	448,161
Daikin Industries Ltd. (b)	195,000	13,036,540
Daikyo, Inc.	575,000	866,579
Daito Trust Construction Co. Ltd.	69,900	7,805,435
Dena Co. Ltd. (b)	260,600	5,100,884
Denso Corp.	740,820	33,770,520
East Japan Railway Co.	434,051	34,782,248
Eisai Co. Ltd. (b)	69,500	4,943,385
Exedy Corp.	5,500	131,000
FamilyMart Co. Ltd.	125,700	5,266,636
FANUC Corp.	54,518	11,902,032
Fuji Heavy Industries Ltd.	1,672,164	55,509,549
Fukuoka Financial Group, Inc.	1,205,000	6,196,692
Futaba Industrial Co. Ltd. (a)	371,321	1,725,824
Gree, Inc. (b)	1,061,400	7,385,247
GS Yuasa Corp. (b)	1,193,000	5,368,753
GungHo Online Entertainment, Inc. (b)	1,301,000	5,082,347
Hitachi Chemical Co. Ltd.	494,400	10,557,198
Hitachi High-Technologies Corp.	68,500	2,084,617
Hitachi Kokusai Electric, Inc.	48,000	643,039
Hitachi Ltd.	3,289,700	22,468,170
Honda Motor Co. Ltd.	582,283	19,007,429
Hoya Corp.	278,274	11,140,516
IHI Corp.	1,857,000	8,682,831
Inpex Corp.	2,146,339	23,650,059
Isuzu Motors Ltd.	805,600	10,688,284
Japan Airlines Co. Ltd.	858,500	26,705,581
Japan Tobacco, Inc.	168,000	5,311,297
JGC Corp.	327,302	6,499,400
JSR Corp.	552,000	9,559,085
Kamigumi Co. Ltd.	85,000	802,414
KDDI Corp.	468,300	10,580,082
Keyence Corp.	7,000	3,819,878
Kinden Corp.	97,000	1,211,420
Kirin Holdings Co. Ltd.	341,400	4,477,895
Koito Manufacturing Co. Ltd.	144,500	4,344,938
Komatsu Ltd.	330,500	6,478,685
Kubota Corp.	451,296	7,129,984
Kuraray Co. Ltd.	564,170	7,638,730
Kyocera Corp.	227,900	12,455,359
Mabuchi Motor Co. Ltd.	46,300	2,449,358
Maeda Road Construction Co. Ltd.	47,000	761,905
Medipal Holdings Corp.	19,500	254,166
Mitsubishi Corp.	1,070,447	21,509,383
Mitsubishi Electric Corp.	1,569,000	18,626,356
Mitsubishi Estate Co. Ltd.	376,000	8,720,180
Mitsubishi Heavy Industries Ltd.	2,037,000	11,208,136
Mitsubishi UFJ Financial Group, Inc.	4,621,800	28,624,718
Mitsui & Co. Ltd.	2,564,178	34,339,941
MS&AD Insurance Group Holdings, Inc.	257,614	7,212,171
Murata Manufacturing Co. Ltd.	46,728	6,417,587
Nabtesco Corp.	116,500	3,365,595
NEC Corp.	3,314,000	9,734,623
Nexon Co. Ltd.	263,900	2,810,292
Nikon Corp. (b)	697,300	9,349,772
Nintendo Co. Ltd.	125,800	18,457,991
Nippo Corp.	18,000	296,709
Nippon Express Co. Ltd.	513,000	2,866,293
Nippon Steel & Sumitomo Metal Corp.	1,798,000	4,520,901
Nippon Telegraph & Telephone Corp.	176,430	10,891,205

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Nitto Denko Corp.	377,900	$25,233,877
Nomura Real Estate Holdings, Inc.	330,200	5,946,628
NS Solutions Corp.	4,800	147,867
NTT DOCOMO, Inc.	155,400	2,715,774
Okumura Corp.	1,228,751	5,741,606
Omron Corp.	96,900	4,365,263
Otsuka Holdings Co. Ltd.	249,400	7,802,146
Rinnai Corp.	133,823	9,917,746
Rohm Co. Ltd.	305,853	20,899,816
Ryohin Keikaku Co. Ltd.	44,000	6,389,329
Sanrio Co. Ltd. (b)	322,400	8,612,182
Sawai Pharmaceutical Co. Ltd.	32,300	1,912,731
SCSK Corp.	10,500	293,863
Secom Co. Ltd.	25,600	1,707,529
Sega Sammy Holdings, Inc. (b)	464,100	6,762,153
Seino Holdings Co. Ltd.	136,100	1,476,926
Shimamura Co. Ltd.	12,200	1,129,974
Shin-Etsu Chemical Co. Ltd.	467,234	30,504,822
Ship Healthcare Holdings, Inc.	156,500	3,572,649
The Shizuoka Bank Ltd.	200,000	1,994,734
SHO-BOND Holdings Co Ltd.	4,300	188,978
SMC Corp.	16,400	4,883,326
Sohgo Security Services Co. Ltd. (b)	66,600	2,266,308
Sompo Japan Nipponkoa Holdings, Inc.	163,900	5,095,381
Sony Corp. (a)	230,800	6,172,427
Sony Financial Holdings, Inc.	558,100	8,977,598
Stanley Electric Co. Ltd.	47,800	1,078,957
Sumitomo Corp. (b)	1,064,300	11,357,106
Sumitomo Electric Industries Ltd.	637,948	8,362,511
Sumitomo Mitsui Financial Group, Inc.	640,847	24,547,380
Suntory Beverage & Food Ltd.	162,500	6,958,107
Suzuki Motor Corp.	882,289	26,498,859
THK Co. Ltd.	48,500	1,232,424
Toda Corp.	1,442,896	6,082,801
Tokio Marine Holdings, Inc.	521,923	19,700,939
Tokyo Gas Co. Ltd.	4,072,070	25,600,016
Toyota Industries Corp.	611,877	34,997,465
Toyota Motor Corp.	469,800	32,793,791
Toyota Tsusho Corp.	93,000	2,460,557
Trend Micro, Inc.	87,400	2,879,874
TV Asahi Holdings Corp.	40,900	682,017
Ube Industries Ltd.	3,885,346	6,079,078
Yahoo Japan Corp.	544,200	2,244,654
Yamada Denki Co. Ltd. (b)	2,335,400	9,617,029
Yamaha Corp.	121,300	2,118,191
Yamato Kogyo Co. Ltd.	5,500	132,571

		1,110,649,581
Kazakhstan — 0.0%
KazMunaiGas Exploration Production JSC — GDR	422,982	5,226,884
Malaysia — 0.2%
Axiata Group Bhd	4,638,986	8,862,312
IHH Healthcare Bhd	9,560,400	15,514,514
Telekom Malaysia Bhd	2,081,746	4,075,835

		28,452,661
Mexico — 0.2%
America Movil SAB de CV, Series L — ADR	578,776	11,841,757
Fibra Uno Administracion SA de CV	4,346,181	11,511,175
PLA Administradora Industrial S de RL de CV (b)	1,432,764	2,902,443

		26,255,375
Netherlands — 1.4%
Akzo Nobel NV	231,497	17,503,331

Common Stocks	Shares	Value
Netherlands (concluded)
Constellium NV, Class A (a)	802,719	$16,311,250
ING Groep NV — CVA (a)	903,918	13,240,518
Koninklijke DSM NV	211,507	11,788,169
Koninklijke Philips NV	188,033	5,334,469
Royal Dutch Shell PLC, A Shares	294,634	8,791,453
Royal Dutch Shell PLC, A Shares — ADR (b)	1,033,930	61,673,925
SBM Offshore NV (a)(b)	2,213,050	27,506,337

		162,149,452
Norway — 0.4%
Statoil ASA (b)	2,775,072	49,067,185
Portugal — 0.1%
NOS SGPS	852,141	6,175,700
Russia — 0.0%
Novorossiysk Commercial Sea Port PJSC — GDR	275,178	506,328
Singapore — 0.7%
CapitaLand Ltd.	7,803,350	20,339,999
Global Logistic Properties Ltd.	10,877,700	20,994,987
Keppel Corp. Ltd.	2,926,900	19,177,183
Raffles Medical Group Ltd. (b)	1,537,500	4,402,940
Singapore Telecommunications Ltd.	3,860,930	12,320,377

		77,235,486
South Africa — 0.0%
Life Healthcare Group Holdings Ltd.	1,588,420	5,532,294
South Korea — 0.5%
Hyundai Motor Co. (b)	79,374	12,020,529
Hyundai Wia Corp.	30,726	3,912,900
Samsung Electronics Co. Ltd.	25,807	33,465,314
Samsung Electronics Co. Ltd., Preference Shares	4,382	4,351,140
Samsung SDI Co. Ltd.	23,387	2,872,331
SK Hynix, Inc.	84,726	3,460,772

		60,082,986
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA (a)	991,136	10,009,958
Banco Santander SA	724,310	5,429,675
Gas Natural SDG SA (a)(b)	85,411	1,917,651

		17,357,284
Sweden — 0.3%
Getinge AB	128,946	3,186,101
Lundin Petroleum AB (a)(b)	1,715,676	23,475,207
Svenska Handelsbanken AB, Class A	118,993	5,359,032

		32,020,340
Switzerland — 1.6%
Credit Suisse Group AG	135,479	3,644,920
Nestle SA, Registered Shares	728,212	54,836,141
Novartis AG, Registered Shares	357,325	35,268,152
Roche Holding AG	122,402	33,635,103
Syngenta AG, Registered Shares	82,811	28,133,266
TE Connectivity Ltd.	41,901	3,000,950
UBS Group AG (a)	1,465,461	27,479,024
Zurich Insurance Group AG	19,478	6,583,607

		192,581,163
Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	2,028,323	4,655,943
Far EasTone Telecommunications Co. Ltd.	1,563,988	3,773,037
Taiwan Mobile Co. Ltd.	1,084,000	3,789,826
Taiwan Semiconductor Manufacturing Co. Ltd.	2,618,000	12,167,316

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Taiwan (concluded)
Yulon Motor Co. Ltd.	2,505,000	$3,418,037

		27,804,159
Thailand — 0.1%
Bangkok Dusit Medical Services PCL	18,344,400	11,105,860
Bumrungrad Hospital PCL	1,320,700	6,169,219

		17,275,079
United Arab Emirates — 0.1%
Al Noor Hospitals Group PLC	536,045	8,078,880
NMC Health PLC	908,647	8,956,667

		17,035,547
United Kingdom — 2.7%
Antofagasta PLC	2,986,446	32,308,067
AstraZeneca PLC	411,895	28,263,470
AstraZeneca PLC — ADR (b)	89,244	6,106,967
Barclays PLC	939,629	3,391,601
BT Group PLC	1,704,665	11,076,600
CNH Industrial NV — NYSE	134,320	1,096,051
Delphi Automotive PLC	187,872	14,980,913
Delta Topco Ltd. (Acquired 5/02/12, cost $8,295,346) (d)	13,440,990	6,979,906
Diageo PLC	99,377	2,746,205
Diageo PLC — ADR	126,278	13,962,558
Guinness Peat Group PLC (a)	1,865,979	683,066
HSBC Holdings PLC	3,860,906	32,900,262
Legal & General Group PLC	1,826,837	7,523,513
Lloyds Banking Group PLC	9,373,718	10,865,378
Manchester United PLC, Class A (a)	38,696	615,653
National Grid PLC	896,896	11,530,487
Ophir Energy Plc (a)(b)	4,187,026	8,359,491
Prudential PLC	785,451	19,491,223
Rio Tinto PLC	953,856	39,333,851
SABMiller PLC	388,405	20,345,250
Spire Healthcare Group PLC (a)(c)	2,052,408	11,373,731
Standard Chartered PLC	330,906	5,359,564
Unilever PLC	259,444	10,824,850
Vodafone Group PLC	1,947,957	6,374,319
Vodafone Group PLC — ADR	228,846	7,478,687

		313,971,663
United States — 27.7%
3M Co.	15,101	2,490,910
Abbott Laboratories (e)	151,469	7,017,559
AbbVie, Inc. (e)	903,586	52,895,924
Accenture PLC, Class A	25,512	2,390,219
ACE Ltd.	21,835	2,434,384
Actavis PLC (a)	155,206	46,192,410
Activision Blizzard, Inc. (e)	1,302,551	29,600,471
Adobe Systems, Inc. (a)	34,793	2,572,594
AES Corp.	613,606	7,884,837
Aetna, Inc. (e)	242,432	25,826,281
Agilent Technologies, Inc. (b)	370,069	15,376,367
Alexion Pharmaceuticals, Inc. (a)	64,354	11,152,548
Alliance Data Systems Corp. (a)	8,171	2,420,659
The Allstate Corp.	121,988	8,681,886
Amdocs Ltd.	46,270	2,517,088
American Capital Agency Corp.	151,156	3,224,157
American Electric Power Co, Inc.	267,951	15,072,244
American Express Co.	314,763	24,589,286
American International Group, Inc.	411,959	22,571,234
American Tower Corp.	133,744	12,591,998
American Water Works Co., Inc.	213,538	11,575,895
Ameriprise Financial, Inc.	19,025	2,489,231
AmerisourceBergen Corp. (b)	28,258	3,212,087

Common Stocks	Shares	Value
United States (continued)
Amgen, Inc.	250,054	$39,971,132
Anadarko Petroleum Corp.	962,261	79,684,833
Anthem, Inc.	21,615	3,337,572
Apple Inc.	252,975	31,477,679
Archer-Daniels-Midland Co.	49,309	2,337,247
AT&T Inc.	770,949	25,171,485
Avnet, Inc.	46,924	2,088,118
AXIS Capital Holdings Ltd.	37,701	1,944,618
Baker Hughes, Inc.	529	33,634
Bank of America Corp. (e)	3,476,882	53,509,214
The Bank of New York Mellon Corp.	297,558	11,973,734
Becton Dickinson & Co.	19,409	2,786,938
Berkshire Hathaway, Inc., Class A (a)	113	24,577,500
Berkshire Hathaway, Inc., Class B (a)	198,760	28,685,043
Biogen Idec, Inc. (a)	34,151	14,419,918
The Boeing Co.	15,321	2,299,376
BorgWarner, Inc.	172,153	10,411,813
Boulder Brands, Inc. (a)	29,525	281,373
Bristol-Myers Squibb Co.	318,404	20,537,058
Calpine Corp. (a)	646,271	14,780,218
Capital One Financial Corp.	153,551	12,102,890
Cardinal Health, Inc.	33,862	3,056,723
Catalent, Inc. (a)	348,260	10,848,299
Catamaran Corp. (a)	197,715	11,771,951
Celgene Corp. (a)	133,042	15,337,082
CenterPoint Energy, Inc. (b)	351,154	7,167,053
CF Industries Holdings, Inc.	8,069	2,289,014
The Charles Schwab Corp.	386,356	11,760,677
Chevron Corp.	46,023	4,831,495
The Chubb Corp.	18,541	1,874,495
Cintas Corp.	30,892	2,521,714
Cisco Systems, Inc.	1,521,588	41,881,710
Citigroup, Inc. (e)	778,481	40,107,341
CME Group, Inc.	109,924	10,410,902
CNA Financial Corp.	50,074	2,074,566
Coach, Inc.	497,587	20,615,029
The Coca-Cola Co.	911,926	36,978,599
Colfax Corp. (a)	442,804	21,135,035
Colgate-Palmolive Co.	224,813	15,588,533
Comcast Corp., Class A	618,682	34,936,973
Computer Sciences Corp.	43,256	2,823,752
ConocoPhillips	1,627	101,297
CONSOL Energy, Inc.	466,302	13,005,163
Constellation Brands, Inc., Class A (a)	28,375	3,297,459
CR Bard, Inc.	13,923	2,330,014
Crown Castle International Corp.	157,572	13,005,993
Crown Holdings, Inc. (a)	218,936	11,826,923
CSX Corp.	306,862	10,163,269
CVS Health Corp.	31,271	3,227,480
Danaher Corp.	119,895	10,179,085
Diamondback Energy, Inc. (a)	242,513	18,634,699
Discover Financial Services	177,853	10,022,017
DISH Network Corp. (a)	173,379	12,146,933
Dominion Resources, Inc. (b)	220,317	15,613,866
Dover Corp.	29,555	2,042,842
The Dow Chemical Co.	147,225	7,063,855
Eaton Corp. PLC	410,430	27,884,614
eBay, Inc. (a)	547,537	31,581,934
Eclipse Resources Corp. (a)(b)	451,799	2,539,110
Electronic Arts, Inc. (a)	155,721	9,158,731
Eli Lilly & Co.	52,705	3,829,018
Energizer Holdings, Inc.	15,975	2,205,349
Envision Healthcare Holdings, Inc. (a)	359,822	13,799,174
EOG Resources, Inc.	725	66,475
EQT Corp.	71,848	5,954,044

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Exxon Mobil Corp.	3,468	$294,780
Facebook, Inc., Class A (a)	229,576	18,874,591
FedEx Corp.	160,332	26,526,929
Fidelity National Information Services, Inc.	46,189	3,143,623
FMC Corp.	266,897	15,279,853
Ford Motor Co.	1,962,442	31,673,814
Freeport-McMoRan, Inc.	2,680,455	50,794,622
The Fresh Market, Inc. (a)	37,850	1,538,224
General Dynamics Corp.	21,562	2,926,610
General Electric Co.	2,553,443	63,350,921
Gilead Sciences, Inc. (a)	129,437	12,701,653
The Goldman Sachs Group, Inc.	73,472	13,810,532
Google, Inc., Class A (a)	77,064	42,747,401
Google, Inc., Class C (a)	118,577	64,980,196
Gulfport Energy Corp. (a)	229,229	10,523,903
Halliburton Co.	993	43,573
Harris Corp.	28,303	2,229,144
HCA Holdings, Inc. (a)	360,340	27,108,378
HealthSouth Corp.	146,184	6,484,722
Helmerich & Payne, Inc. (b)	25,837	1,758,725
The Home Depot, Inc.	19,622	2,229,255
Humana, Inc. (e)	94,215	16,772,154
Intel Corp.	54,084	1,691,207
International Business Machines Corp.	129,465	20,779,133
International Paper Co. (b)	46,724	2,592,715
Intuit, Inc.	26,266	2,546,751
InVitae Corp. (Acquired 2/12/15, cost $5,793,266) (d)	482,772	7,686,696
JB Hunt Transport Services, Inc.	182,997	15,627,029
JPMorgan Chase & Co. (e)	1,041,283	63,080,924
Kansas City Southern	102,973	10,511,484
Kimberly-Clark Corp.	131,905	14,128,345
Kinder Morgan, Inc.	2,058	86,559
KLA-Tencor Corp.	85,970	5,011,191
Kohl’s Corp.	32,848	2,570,356
The Kroger Co.	49,081	3,762,549
L-3 Communications Holdings, Inc.	20,184	2,538,945
Las Vegas Sands Corp.	63,949	3,519,753
Lear Corp.	31,333	3,472,323
Liberty Broadband Corp., Class A (a)	105,446	5,955,590
Liberty Broadband Corp., Class C (a)	280,776	15,891,922
Liberty Media Corp., Class A (a)	307,864	11,868,157
Liberty Media Corp., Class C (a)	684,942	26,164,784
Lincoln National Corp.	62,330	3,581,482
Lookout, Inc. (Acquired 3/04/15, cost $936,169) (d)	81,954	936,169
Lowe’s Companies, Inc.	31,032	2,308,470
LyondellBasell Industries NV, Class A	107,181	9,410,492
Macy’s, Inc.	32,060	2,081,015
Marathon Oil Corp.	53,312	1,391,976
Marathon Petroleum Corp. (e)	30,069	3,078,765
Marsh & McLennan Cos., Inc.	247,307	13,871,450
MasterCard, Inc., Class A	463,996	40,084,614
McDonald’s Corp.	282,381	27,515,205
McKesson Corp.	127,671	28,879,180
Medtronic PLC	257,330	20,069,167
Merck & Co., Inc. (e)	432,808	24,877,804
MetLife, Inc. (e)	231,145	11,684,380
Microsoft Corp.	961,544	39,091,571
Mondelez International, Inc., Class A	164,165	5,924,715
Monsanto Co.	92,606	10,421,879
Morgan Stanley	165,195	5,895,810
Motorola Solutions, Inc.	29,684	1,979,032
Mylan NV (a)	468,751	27,820,372
NextEra Energy Partners LP	78,433	3,436,934

Common Stocks	Shares	Value
United States (continued)
NextEra Energy, Inc.	167,205	$17,397,680
Northrop Grumman Corp.	22,496	3,620,956
NRG Energy, Inc. (b)	485,646	12,233,423
NRG Yield, Inc., Class A (b)	83,131	4,217,236
Nuance Communications, Inc. (a)	340,434	4,885,228
Occidental Petroleum Corp.	988	72,124
Oceaneering International, Inc.	456,777	24,633,984
Oracle Corp.	853,533	36,829,949
PACCAR, Inc.	172,788	10,909,834
Parker Hannifin Corp.	16,509	1,960,939
PepsiCo, Inc.	142,612	13,636,559
PerkinElmer, Inc.	209,750	10,726,615
Perrigo Co. PLC	70,047	11,596,281
Pfizer, Inc. (e)	1,661,414	57,800,593
Philip Morris International, Inc.	457,679	34,476,959
Phillips 66	692,690	54,445,434
Pioneer Natural Resources Co.	81,329	13,298,105
PPG Industries, Inc.	15,415	3,476,699
PPL Corp.	133,718	4,500,948
Precision Castparts Corp.	112,910	23,711,100
The Procter & Gamble Co.	755,328	61,891,576
Prudential Financial, Inc. (e)	94,448	7,585,119
QUALCOMM, Inc.	298,866	20,723,368
Raytheon Co.	28,702	3,135,694
Receptos, Inc. (a)	1,785	294,329
Regeneron Pharmaceuticals, Inc. (a)	11,583	5,229,493
Regions Financial Corp.	1,418,807	13,407,726
Reinsurance Group of America, Inc.	26,440	2,463,944
Rockwell Automation, Inc.	214,422	24,870,808
SanDisk Corp.	35,514	2,259,401
Schlumberger Ltd.	1,531	127,747
Seagate Technology PLC	38,638	2,010,335
Sealed Air Corp.	242,533	11,049,803
SeaWorld Entertainment, Inc.	183,054	3,529,281
Sempra Energy (b)	146,747	15,998,358
Southern Copper Corp. (b)	994,799	29,028,235
The St. Joe Co. (a)	1,707,228	31,686,152
Stanley Black & Decker, Inc.	216,482	20,643,724
Stone Energy Corp. (a)	342,583	5,029,118
SunTrust Banks, Inc.	144,131	5,922,343
Tenet Healthcare Corp. (a)(e)	338,793	16,773,641
TerraForm Power, Inc., Class A	187,262	6,836,936
Tesla Motors, Inc. (a)(e)	27,702	5,229,307
Thermo Fisher Scientific, Inc.	229,269	30,799,997
Tiffany & Co.	67,338	5,926,417
Time Warner Cable, Inc.	17,200	2,577,936
Twitter, Inc. (a)(e)	1,198,254	60,008,560
U.S. Bancorp	448,078	19,567,566
Union Pacific Corp.	280,796	30,413,015
United Continental Holdings, Inc. (a)	292,414	19,664,841
United Parcel Service, Inc., Class B	289,682	28,081,773
United Technologies Corp.	214,456	25,134,243
UnitedHealth Group, Inc.	66,448	7,860,134
Valero Energy Corp.	53,305	3,391,264
Veeva Systems, Inc. (a)	814,689	20,799,010
VeriSign, Inc. (a)	37,552	2,514,857
Verizon Communications, Inc.	852,932	41,478,083
Verizon Communications, Inc.	124,963	6,121,937
Vertex Pharmaceuticals, Inc. (a)	124,316	14,665,559
Viacom, Inc., Class B	22,826	1,559,016
Visa, Inc., Class A	807,244	52,801,830
Wal-Mart Stores, Inc.	121,722	10,011,635
The Walt Disney Co.	101,559	10,652,524
Waters Corp. (a)	71,735	8,918,095

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
United States (concluded)
Wells Fargo & Co.		1,092,005	$59,405,072
Western Digital Corp.		36,401	3,312,855
The Williams Cos., Inc.		795	40,219
Wyndham Worldwide Corp.		28,925	2,616,845
Zimmer Holdings, Inc.		77,213	9,074,072

			3,262,056,886
Total Common Stocks — 54.3%			6,401,394,816

Corporate Bonds		Par (000)	Value
Argentina — 0.1%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (c)	USD	1,273	942,020
YPF SA, 8.88%, 12/19/18 (c)		6,986	7,167,287

			8,109,307
Australia — 0.1%
TFS Corp. Ltd., 11.00%, 7/15/18 (c)		14,717	15,531,748
Belgium — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17		4,138	4,163,565
Brazil — 0.0%
Odebrecht Finance Ltd., 4.38%, 4/25/25 (c)		6,347	5,299,745
Canada — 0.1%
Viterra, Inc., 5.95%, 8/01/20 (c)		6,515	7,328,710
Chile — 0.2%
Banco Del Estado De Chile/New York, Series YCD, 2.03%, 4/25/15		6,961	6,961,000
Banco Santander Chile, 2.14%, 6/07/18 (c)(f)		8,041	8,185,738
Inversiones Alsacia SA, 8.00%, 12/31/18 (c)		7,904	5,690,520
Inversiones Alsacia SA Escrow Bonds, 8.00%, 8/18/18 (a)(g)		5,252	1

			20,837,259
China — 0.2%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21 (c)		9,854	9,923,471
3.60%, 11/28/24 (c)		10,535	10,569,007
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (a)(g)(h)	SGD	11,400	83,069
China Milk Products Group Ltd., 0.00%, 1/05/12 (a)(g)(h)	USD	4,800	48,000
SINA Corp., 1.00%, 12/01/18 (h)		5,846	5,305,245

			25,928,792
Colombia — 0.0%
Colombia Telecomunicaciones SA ESP, 5.38%, 9/27/22 (c)		2,929	2,983,040
France — 0.2%
BNP Paribas SA, 2.40%, 12/12/18		17,985	18,339,430
Germany — 0.2%
Deutsche Bank AG, 1.88%, 2/13/18		7,090	7,099,990
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (c)		2,662	2,785,251
Volkswagen International Finance NV, 5.50%, 11/09/15 (c)(h)	EUR	12,700	19,566,319

			29,451,560
Hong Kong — 0.1%
Hutchison Whampoa International 11 Ltd., 3.50%, 1/13/17 (c)	USD	5,783	5,980,432

Corporate Bonds		Par (000)	Value
Hong Kong (concluded)
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22	USD	4,186	$4,542,183

			10,522,615
India — 0.4%
REI Agro Ltd.:
5.50%, 11/13/14 (a)(g)(h)		2,291	114,550
5.50%, 11/13/14 (a)(c)(g)(h)		6,148	307,400
Reliance Holdings USA, Inc.:
4.50%, 10/19/20 (c)		4,353	4,645,848
5.40%, 2/14/22 (c)		1,995	2,192,401
State Bank of India, 3.62%, 4/17/19 (c)		8,677	9,006,865
Suzlon Energy Ltd., 3.25%, 7/16/19 (c)(h)(i)		17,936	27,262,720

			43,529,784
Indonesia — 0.0%
Bumi Investment Property Ltd.:
10.75%, 10/06/17 (a)(g)		550	176,000
10.75%, 10/06/17 (a)(c)(g)		3,957	1,266,240

			1,442,240
Italy — 0.3%
Intesa Sanpaolo SpA:
3.13%, 1/15/16		2,055	2,082,989
3.88%, 1/16/18		3,226	3,384,661
3.88%, 1/15/19		13,973	14,737,169
Telecom Italia Finance SA, 6.13%, 11/15/16 (c)(h)	EUR	8,100	12,184,577
Telecom Italia SpA, 5.30%, 5/30/24 (c)	USD	8,517	8,921,557

			41,310,953
Japan — 0.1%
Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19		7,634	7,755,403
Luxembourg — 0.1%
Intelsat Jackson Holdings SA, 7.50%, 4/01/21		7,228	7,435,805
Matterhorn Mobile SA, 6.75%, 5/15/19 (c)	CHF	1,000	1,075,839

			8,511,644
Malaysia — 0.2%
Petronas Capital Ltd., 3.50%, 3/18/25 (c)	USD	17,875	18,093,683
Mexico — 0.1%
Petroleos Mexicanos, 3.50%, 7/23/20 (c)		11,259	11,512,327
Trust F/1401, 5.25%, 12/15/24 (c)		4,282	4,603,150

			16,115,477
Netherlands — 0.2%
Bio City Development Co. BV, 0.00%, 7/06/18 (a)(c)(g)(h)		21,400	11,455,420
Constellium NV:
7.00%, 1/15/23 (c)	EUR	4,437	4,841,283
8.00%, 1/15/23 (c)	USD	1,180	1,236,050
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22		3,115	3,224,654

			20,757,407
Singapore — 0.4%
CapitaLand Ltd.:
2.10%, 11/15/16 (h)	SGD	12,250	8,903,979
2.95%, 6/20/22 (h)		23,250	16,982,402
1.95%, 10/17/23 (c)(h)		10,000	7,709,404
Olam International Ltd., 6.00%, 10/15/16 (h)	USD	9,100	9,486,750

			43,082,535

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
South Korea — 0.1%
Export-Import Bank of Korea, 2.88%, 9/17/18	USD	3,691	$3,817,804
Hyundai Capital America:
2.13%, 10/02/17 (c)		3,497	3,531,526
2.00%, 3/19/18 (c)		3,735	3,794,831

			11,144,161
Spain — 0.2%
Telefonica Participaciones SAU, 4.90%, 9/25/17 (h)	EUR	13,300	15,609,288
Telefonica SA, 5.50%, 7/24/17 (h)		4,100	5,247,887

			20,857,175
Switzerland — 0.0%
UBS AG, 2.38%, 8/14/19	USD	5,782	5,828,111
United Arab Emirates — 0.2%
Dana Gas Sukuk Ltd.:
7.00%, 10/31/17 (c)(h)		19,071	14,970,900
9.00%, 10/31/17 (c)		7,247	5,736,143

			20,707,043
United Kingdom — 0.2%
BAT International Finance PLC, 2.13%, 6/07/17 (c)		5,703	5,796,330
Delta Topco Ltd. (Acquired 5/02/12-1/02/15, cost $12,615,592), 10.00%, 11/24/60 (d)		12,399	12,464,197
Lloyds Bank PLC, 2.30%, 11/27/18		2,241	2,278,413

			20,538,940
United States — 2.9%
Actavis Funding SCS, 3.00%, 3/12/20		10,075	10,307,581
Ally Financial, Inc.:
2.75%, 1/30/17		8,839	8,806,384
3.50%, 1/27/19		6,094	6,017,825
American Tower Corp., 3.40%, 2/15/19		2,448	2,528,013
Anthem, Inc., 2.75%, 10/15/42 (h)		6,772	13,988,413
AT&T Inc., 2.38%, 11/27/18		15,586	15,786,623
Bank of America Corp.:
2.00%, 1/11/18		8,222	8,284,068
1.32%, 3/22/18 (f)		4,536	4,587,642
6.88%, 4/25/18		5,686	6,503,977
2.60%, 1/15/19		5,626	5,726,098
BioMarin Pharmaceutical, Inc.:
0.75%, 10/15/18 (h)		2,660	3,958,413
1.50%, 10/15/20 (h)		2,584	3,913,145
Cablevision Systems Corp., 5.88%, 9/15/22		3,674	3,848,515
Capital One Bank USA NA, 2.15%, 11/21/18		6,399	6,448,586
Chesapeake Energy Corp., 3.50%, 4/15/19 (f)		5,909	5,687,413
Citigroup, Inc., 1.80%, 2/05/18		17,040	17,075,580
Cobalt International Energy, Inc.:
2.63%, 12/01/19 (h)		13,810	10,038,144
3.13%, 5/15/24 (h)		17,017	12,560,673
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		337	323,520
Discover Bank, 2.00%, 2/21/18		1,199	1,200,364
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		15,439	15,404,818
2.38%, 1/16/18		6,116	6,221,831
5.00%, 5/15/18		7,797	8,502,371
Forest City Enterprises, Inc., 4.25%, 8/15/18 (h)		6,174	7,763,805
Forest Laboratories, Inc.:
4.38%, 2/01/19 (c)		7,328	7,849,724
5.00%, 12/15/21 (c)		5,139	5,714,332
General Electric Capital Corp.:
5.55%, 5/04/20		4,519	5,255,606
6.38%, 11/15/67 (f)		6,627	7,190,295

Corporate Bonds		Par (000)	Value
United States (concluded)
General Motors Financial Co., Inc., 3.50%, 7/10/19	USD	8,858	$9,094,181
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (h)		4,817	20,752,238
HSBC USA, Inc., 1.63%, 1/16/18		6,215	6,215,155
Hughes Satellite Systems Corp., 7.63%, 6/15/21		1,700	1,870,000
JPMorgan Chase & Co., 6.13%, 6/27/17		4,537	4,971,395
Medtronic, Inc., 3.15%, 3/15/22 (c)		12,930	13,426,047
Morgan Stanley, 7.30%, 5/13/19		3,911	4,678,792
Mylan, Inc.:
3.75%, 9/15/15 (h)		6,057	26,927,151
2.55%, 3/28/19		7,971	8,012,792
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		4,506	4,494,735
Salesforce.com, Inc., 0.25%, 4/01/18 (h)		6,366	7,623,285
SunGard Data Systems, Inc., 7.38%, 11/15/18		2,459	2,557,360
Synchrony Financial, 3.75%, 8/15/21		5,725	5,936,848
Take-Two Interactive Software, Inc., 1.75%, 12/01/16 (h)		6,204	8,716,620
Twitter, Inc., 1.00%, 9/15/21 (c)(h)		5,453	5,303,043
Xerox Corp., 6.35%, 5/15/18		3,707	4,186,489

			346,259,890
Total Corporate Bonds — 6.6%			774,430,217

Floating Rate Loan Interests (f)		Par (000)	Value
Cyprus — 0.1%
Drillships Ocean Ventures, Inc., Term Loan, 5.50%, 7/25/21		6,453	5,366,009
Germany — 0.1%
Deutsche Raststatten Gruppe IV GmbH:
Facility A - 2nd Amended, 3.27% - 3.33%, 12/10/18	EUR	5,370	5,784,152
Facility B - 2nd Amended, 3.58%, 12/10/19		2,165	2,332,488

			8,116,640
United States — 0.9%
AP One Channel Center Mezz LLC, Mezzanine Term Loan, 6.42%, 7/14/19	USD	4,667	4,667,000
Charter Communications Operating LLC (AKA CCO Safari LLC), Term G Loan, 4.25%, 9/10/21		7,440	7,497,883
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21		5,628	4,280,578
Fieldwood Energy LLC, Closing Date Loan (Second Lien), 8.38%, 9/30/20		7,938	5,788,754
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.18%, 2/27/21		23,585	23,548,123
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		24,893	24,915,290
Mallinckrodt International Finance SA, Initial Term B Loan, 3.25%, 3/19/21		2,863	2,854,354
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		1,996	2,006,226
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 4.00%, 2/21/21		14,386	11,387,905
Sheridan Investment Partners II LP, Senior Secured Term Loan, 4.25%, 12/16/20		11,892	10,326,305
Sheridan Production Partners II-A LP, Senior Secured Term Loan, 4.25%, 12/16/20		1,654	1,436,550

18	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)		Par (000)	Value
United States (concluded)
Sheridan Production Partners II-M LP, Senior Secured Term Loan, 4.25%, 12/16/20	USD	617	$535,796
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		11,146	11,119,807

			110,364,571
Total Floating Rate Loan Interests — 1.1%			123,847,220

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.1%
YPF SA, 8.75%, 4/04/24 (c)		4,569	4,674,544
Brazil — 0.2%
Petrobras Global Finance BV:
2.39%, 1/15/19 (f)		17,016	14,740,110
5.38%, 1/27/21		3,484	3,160,511
6.25%, 3/17/24		8,168	7,700,790

			25,601,411
Total Foreign Agency Obligations — 0.3%			30,275,955

Foreign Government Obligations		Par (000)	Value
Argentina — 0.4%
City of Buenos Aires, Argentina, 8.95%, 2/19/21 (c)		5,926	6,222,300
Provincia de Buenos Aires, 10.88%, 1/26/21		2,893	3,030,417
Republic of Argentina:
Series X, 7.00%, 4/17/17		24,338	23,668,774
8.75%, 5/07/24		17,888	18,710,785

			51,632,276
Australia — 1.0%
Australia Government Bonds, 2.75%, 10/21/19	AUD	151,988	120,510,045
Brazil — 1.0%
Brazil Notas do Tesouro Nacional:
Series F, 10.00%, 1/01/17	BRL	82	24,902,988
Series F, 10.00%, 1/01/21		104	29,571,388
Series B, 6.00%, 5/15/23		5	3,929,007
Series F, 10.00%, 1/01/25		184	50,125,771
Federative Republic of Brazil:
6.00%, 1/17/17	USD	7,680	8,227,200
4.88%, 1/22/21		4,426	4,647,300

			121,403,654
Colombia — 0.1%
Republic of Colombia, 7.38%, 1/27/17		11,711	12,940,655
Hungary — 0.1%
Republic of Hungary, 4.13%, 2/19/18		12,926	13,512,840
Indonesia — 0.4%
Republic of Indonesia:
6.88%, 1/17/18 (c)		4,750	5,355,625
7.88%, 4/15/19	IDR	366,647,000	28,686,798
8.38%, 3/15/24		93,638,000	7,602,045

			41,644,468
Italy — 1.3%
Buoni Poliennali Del Tesoro, 1.50%, 6/01/25	EUR	142,777	156,642,805
Japan — 0.2%
Japan Government (2 Year Issue), 0.10%, 3/15/17	JPY	2,383,000	19,890,793

Foreign Government Obligations		Par (000)	Value
Mexico — 1.5%
United Mexican States:
8.00%, 12/07/23	MXN	7,258	$54,286,207
10.00%, 12/05/24		14,264	121,446,078

			175,732,285
Poland — 0.5%
Republic of Poland:
5.25%, 10/25/20	PLN	111,738	34,516,560
5.75%, 10/25/21		55,168	17,848,256

			52,364,816
Turkey — 0.1%
Republic of Turkey, 6.75%, 4/03/18	USD	11,246	12,453,595
United Kingdom — 1.2%
United Kingdom Gilt, 2.25%, 9/07/23	GBP	89,334	140,307,492
Total Foreign Government Obligations — 7.8%			919,035,724

Credit Linked Notes		Par (000)	Value
India — 0.3%
Credit Suisse AG, (Housing Development Finance Corporation Ltd., AAA rated), 7.88%, 1/15/16 (c)(j)	USD	37,200	37,079,360

Investment Companies		Shares	Value
ETFS Gold Trust (a)(k)		230,215	26,668,106
ETFS Physical Palladium Shares (a)(k)		83,164	5,930,425
ETFS Platinum Trust (a)(k)		70,210	7,772,949
iShares Gold Trust (a)(k)(l)		2,098,037	24,022,524
SPDR Gold Shares (a)(k)		152,079	17,285,299
Total Investment Companies — 0.7%			81,679,303

Preferred Securities
Capital Trusts		Par (000)	Value
Germany — 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (c)(f)(m)	USD	1,315	1,347,875
Switzerland — 0.0%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (f)		5,934	6,290,040
United Kingdom — 0.5%
HSBC Holdings PLC, 6.38% (f)(m)		18,775	19,173,969
Lloyds Bank PLC, 13.00% (f)(m)	GBP	10,485	27,520,081
Standard Chartered PLC, 6.50% (c)(f)(m)	USD	6,810	6,866,019

			53,560,069
United States — 0.8%
American Express Co.Series C, 4.90% (f)(m)		6,425	6,518,163
Citigroup, Inc.:
Series O, 5.88% (f)(m)		11,915	12,034,150
5.95% (f)(m)		4,354	4,408,425
General Electric Capital Corp., Series B, 6.25% (f)(m)		8,700	9,787,500
The Goldman Sachs Group, Inc., Series L, 5.70% (f)(m)		10,037	10,325,564
Intel Corp., 3.25%, 8/01/39 (h)		3,508	5,538,255

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Capital Trusts	Par (000)		Value
United States (concluded)
JPMorgan Chase & Co.:
Series Q, 5.15% (f)(m)	USD	11,200	$10,934,000
Series X, 6.10% (f)(m)		23,226	23,922,780
Morgan Stanley, Series H, 5.45% (f)(m)		7,358	7,413,185
USB Capital IX, 3.50% (f)(m)		8,577	7,097,467

			97,979,489
Total Capital Trusts — 1.3%			159,177,473

Preferred Stocks	Shares
United Kingdom — 0.2%
HSBC Holdings PLC, Series 2, 8.00%		243,016	6,374,310
Royal Bank of Scotland Group PLC:
Series M, 6.40%		189,525	4,736,230
Series Q, 6.75%		156,567	3,943,923
Series T, 7.25% (b)		226,545	5,788,225

			20,842,688
United States — 1.7%
Actavis PLC, 5.50%		20,474	20,719,688
American Tower Corp., Series A, 5.25% (h)		45,686	4,723,932
Cliffs Natural Resources, Inc., 7.00% (h)		176,589	932,390
Crown Castle International Corp., Series A, 4.50% (h)		134,854	14,136,745
Dominion Resources, Inc., 6.38% (h)		112,000	5,420,800
Dropbox, Inc., Series C (Acquired 1/28/14, cost $28,835,783) (a)(d)		1,509,632	27,520,591
Fannie Mae, Series S, 8.25% (f)		584,253	2,430,492
Forestar Group, Inc., 6.00% (h)		232,200	4,911,611
Grand Rounds, Inc., Series C (Acquired 3/31/15, cost $5,939,231) (a)(d)		2,139,107	5,939,231
Health Care REIT, Inc., Series I, 6.50% (h)		195,466	13,127,497
Lookout, Inc., Series F (Acquired 9/19/14-10/22/14, cost $10,936,522) (a)(d)		957,404	11,034,464
NBCUniversal Enterprise, Inc., 5.25% (c)(m)		5,389,000	5,713,418
NextEra Energy, Inc., 5.60% (h)		149,010	10,144,601
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $11,447,321) (a)(d)		1,867,426	16,601,417
Stanley Black & Decker, Inc., 6.25% (h)		30,775	3,608,369
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $17,574,548) (a)(d)		1,132,888	38,484,432
United Technologies Corp., 7.50% (h)		79,452	4,889,476
US Bancorp:
Series F, 6.50% (f)		226,774	6,737,456
Series G, 6.00% (f)		112,682	3,077,345
Wells Fargo & Co., Series L, 7.50% (h)		3,988	4,877,324

			205,031,279
Total Preferred Stocks — 1.9%			225,873,967

Trust Preferreds	Shares		Value
Netherlands — 0.2%
RBS Capital Funding Trust V, Series E, 5.90% (m)		342,673	8,412,622
RBS Capital Funding Trust VII, 6.08% (m)		425,427	10,537,827

			18,950,449

Trust Preferreds	Shares		Value
United States — 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40 (f)		397,554	$10,543,132
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (f)		521,563	13,691,029

			24,234,161
Total Trust Preferreds — 0.4%			43,184,610
Total Preferred Securities — 3.6%			428,236,050

Rights
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA (a)		991,136	142,806
Total Rights — 0.0%			142,806

U.S. Government Sponsored Agency Securities	Par (000)
Mortgage-Backed Securities — 0.4%
Fannie Mae Mortgage-Backed Securities, 3.00%, 4/01/45 (n)	USD	41,601	42,530,524

U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Notes:
0.25%, 1/15/25		4,703	4,735,710
U.S. Treasury Notes:
0.25%, 7/31/15 (k)		35,577	35,593,385
1.25%, 10/31/18		59,760	60,082,468
1.63%, 7/31/19-8/31/19		113,702	115,393,683
2.25%, 4/30/21-11/15/24		339,267	349,618,366
2.00%, 5/31/21		84,517	86,544,465
Total U.S. Treasury Obligations — 5.5%			651,968,077

Warrants (o)	Shares
Australia — 0.0%
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		3,244,408	1,871,018
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28) (a)		523,292	301,777
Total Warrants — 0.0%			2,172,795
Total Long-Term Investments (Cost — $9,011,536,416) — 80.6%			9,492,792,847

20	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Short-Term Securities

Foreign Agency Obligations (p)		Par (000)	Value
Japan Treasury Discount Bill:
0.02%, 4/20/15-7/10/15	JPY	4,740,000	39,520,577
0.00%, 5/07/15-8/10/15		10,700,000	89,214,297
0.01%, 6/01/15-6/22/15		8,990,000	74,956,096
Mexico Cetes:
3.08%, 4/01/15	MXN	26,353	17,275,287
3.02%, 4/16/15		17,607	11,527,226
2.97%, 4/30/15-7/23/15		65,294	42,493,658
3.06%, 5/28/15		35,132	22,919,084
3.03%, 6/11/15-8/06/15		82,877	53,865,086
3.00%, 6/25/15		23,726	15,447,248
2.93%, 7/09/15		47,506	30,887,721
3.09%, 8/20/15		41,954	27,170,966
3.45%, 9/03/15		17,873	11,552,920
3.22%, 9/17/15		47,580	30,717,026
Total Foreign Agency Obligations — 4.0%			467,547,192

Money Market Funds		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (l)(q)		8,185	$8,185,254
		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (l)(q)(r)	USD	250,098	250,098,419
Total Money Market Funds — 2.2%			258,283,673

Time Deposits		Par (000)
Australia — 0.0%
Wells Fargo Securities, LLC, 1.21%, 4/01/15	AUD	186	141,926
Europe — 0.2%
Wells Fargo & Co., (0.20)%, 4/01/15	EUR	16,511	17,753,693
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 4/01/15	HKD	1,951	251,695
Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 4/01/15	JPY	25,272	210,713
United States — 0.0%
Wells Fargo & Co., 0.12%, 4/01/15	USD	29	29,434
Total Time Deposits — 0.2%			18,387,461

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bills (p):
0.04%, 4/02/15-7/16/15	USD	132,500	$132,496,922
0.03%, 4/09/15-7/02/15		382,800	382,785,072
0.02%, 5/07/15-7/09/15		819,900	819,873,226
0.01%, 5/28/15-6/11/15		441,900	441,879,799
0.05%, 7/23/15		88,200	88,188,887
0.06%, 8/20/15-8/27/15		36,000	35,990,046
Total U.S. Treasury Obligations — 16.1%			1,901,213,952
Total Short-Term Securities (Cost — $2,658,206,095) — 22.5%			2,645,432,278

Options Purchased
(Cost — $131,589,656) — 1.5%			179,543,169
Total Investments Before Investments Sold Short and Options Written
(Cost — $11,801,332,167*) — 104.6%			12,317,768,294

Investments Sold Short		Shares	Value
United States — (0.3)%
Avery Dennison Corp.		228,943	(12,113,374)
Camden Property Trust		91,563	(7,153,817)
Equity Residential		74,556	(5,804,930)
Mead Johnson Nutrition Co.		71,779	(7,215,943)
Total Investments Sold Short (Proceeds — $31,563,860) — (0.3)%			(32,288,064)

Options Written
(Premiums Received — $45,712,664) — (0.5)%			(59,198,809)
Total Investments Net of Investments Sold Short and Options Written — 103.8%			12,226,281,421
Liabilities in Excess of Other Assets — (3.8)%			(442,581,207)

Net Assets — 100.0%			$11,783,700,214

Notes to Consolidated Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$11,847,673,472

Gross unrealized appreciation	$1,082,750,545
Gross unrealized depreciation	(612,655,723)

Net unrealized appreciation	$470,094,822

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $127,647,103 and an original cost of $102,373,778 which was 1.1% of its net assets.

(e)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding options written.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Convertible security.

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(j)	Zero-coupon bond.

(k)	All or a portion of security is held by a wholly owned subsidiary.

(l)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Shares/Beneficial Interest Purchased		Shares Sold	Shares/Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	878,636	7,306,618	[1]	—	8,185,254	$8,185,254	$2,443
BlackRock Liquidity Series, LLC, Money Market Series	$68,946,761	$181,151,658	[2]	—	$250,098,419	$250,098,419	$511,548
iShares Gold Trust	2,098,037	—		—	2,098,037	$24,022,524	—

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest purchased.

(m)	Security is perpetual in nature and has no stated maturity date.

(n)	Represents or includes a TBA transaction. As of March 31, 2015, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$42,530,524	$266,508

(o)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(p)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(q)	Represents the current yield as of report date.

(r)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(20)	CAC 40 10 Euro Future Index	Paris	April 2015	USD	1,082,987	$932
186	DAX Index	Eurex	June 2015	USD	60,051,209	(220,963)
(2,999)	E-Mini S&P 500 Futures	Chicago Mercantile	June 2015	USD	309,016,960	(1,687,246)
(143)	EURO STOXX 50 Index	Eurex	June 2015	USD	5,583,030	(46,074)
(59)	FTSE 100 Index	NYSE Liffe	June 2015	USD	5,887,483	45,675
(107)	Nikkei 225 Index	Chicago Mercantile	June 2015	USD	8,573,561	(201,050)
(412)	Russell 2000 Mini Index	InterContinental Exchange	June 2015	USD	51,454,680	(1,012,264)
961	TOPIX Index	Tokyo	June 2015	USD	123,675,616	644,146
Total						$(2,476,844)

22	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	19,240,518	MXN	263,529,680	Credit Suisse International	4/01/15	$1,965,026
EUR	11,843,794	USD	12,540,801	Deutsche Bank AG	4/02/15	194,543
EUR	12,317,146	USD	12,958,007	Deutsche Bank AG	4/02/15	286,321
JPY	2,692,937,130	USD	22,441,143	Credit Suisse International	4/02/15	12,880
JPY	2,695,447,740	USD	22,462,065	UBS AG	4/02/15	12,892
USD	27,117,031	EUR	24,160,940	Deutsche Bank AG	4/02/15	1,137,358
USD	22,629,724	JPY	2,692,937,130	Credit Suisse International	4/02/15	175,701
USD	22,641,308	JPY	2,695,447,740	UBS AG	4/02/15	166,352
EUR	12,030,095	USD	12,618,487	Deutsche Bank AG	4/09/15	318,448
USD	13,038,239	EUR	12,126,000	Deutsche Bank AG	4/09/15	(1,831)
USD	26,561,119	EUR	23,766,000	Deutsche Bank AG	4/09/15	1,003,615
EUR	20,537,700	USD	21,718,002	Credit Suisse International	4/10/15	368,159
USD	26,335,418	BRL	77,168,042	BNP Paribas S.A.	4/10/15	2,220,528
USD	24,432,041	BRL	71,529,685	Morgan Stanley Capital Services LLC	4/10/15	2,079,128
USD	23,211,914	EUR	20,537,700	Credit Suisse International	4/10/15	1,125,753
USD	11,426,080	MXN	173,425,047	Credit Suisse International	4/10/15	64,302
USD	11,680,000	MXN	175,303,952	UBS AG	4/10/15	195,127
EUR	30,354,460	USD	32,184,864	UBS AG	4/16/15	460,939
USD	12,013,738	AUD	15,422,000	Credit Suisse International	4/16/15	279,055
USD	15,809,894	AUD	20,286,000	UBS AG	4/16/15	374,167
USD	33,009,656	EUR	30,354,460	UBS AG	4/16/15	363,852
USD	11,800,147	MXN	176,070,000	UBS AG	4/16/15	269,801
USD	11,744,580	MXN	176,213,328	BNP Paribas S.A.	4/17/15	205,633
USD	11,745,057	MXN	176,346,159	Deutsche Bank AG	4/17/15	197,412
USD	20,282,153	JPY	2,370,000,000	Deutsche Bank AG	4/20/15	515,131
USD	25,964,417	AUD	33,279,181	Deutsche Bank AG	4/23/15	652,941
USD	29,343,258	GBP	19,600,000	UBS AG	4/23/15	273,377
USD	4,530,713	MXN	68,567,350	UBS AG	4/23/15	42,563
USD	26,385,453	AUD	33,821,000	Morgan Stanley Capital Services LLC	4/24/15	663,453
USD	17,631,000	CAD	22,440,913	Credit Suisse International	4/24/15	(81,940)
USD	29,385,000	CHF	29,540,887	BNP Paribas S.A.	4/24/15	(1,043,772)
USD	22,364,014	JPY	2,675,579,200	BNP Paribas S.A.	4/24/15	46,877
USD	18,590,361	JPY	2,226,335,100	Credit Suisse International	4/30/15	18,609
USD	20,135,573	JPY	2,411,587,212	HSBC Bank USA N.A.	4/30/15	18,476
USD	17,117,534	MXN	233,620,110	JPMorgan Chase Bank N.A.	4/30/15	1,832,962
USD	23,783,000	KRW	26,603,663,800	Credit Suisse International	5/05/15	(167,542)
USD	29,514,000	KRW	32,445,330,480	Deutsche Bank AG	5/05/15	304,367
USD	24,786,184	AUD	32,613,400	Deutsche Bank AG	5/07/15	1,057
USD	35,264,249	JPY	4,160,000,000	Credit Suisse International	5/07/15	559,462
USD	40,099,227	JPY	4,857,460,008	JPMorgan Chase Bank N.A.	5/07/15	(424,118)
USD	47,533,000	JPY	5,762,187,925	JPMorgan Chase Bank N.A.	5/07/15	(538,035)
USD	11,723,000	SGD	16,335,414	Morgan Stanley Capital Services LLC	5/07/15	(169,264)
USD	10,599,592	AUD	14,037,800	Morgan Stanley Capital Services LLC	5/08/15	(68,107)
USD	49,530,677	JPY	5,906,879,890	Morgan Stanley Capital Services LLC	5/08/15	252,003
USD	20,248,693	JPY	2,416,965,000	UBS AG	5/08/15	84,946
USD	30,408,859	JPY	3,570,000,000	Deutsche Bank AG	5/12/15	624,492
USD	58,468,000	JPY	7,086,964,748	Deutsche Bank AG	5/14/15	(659,574)
USD	58,468,000	JPY	7,093,396,228	JPMorgan Chase Bank N.A.	5/14/15	(713,232)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	23

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	58,803,000	JPY	7,112,311,054	BNP Paribas S.A.	5/15/15	$(536,700)
USD	22,455,458	JPY	2,692,937,130	Credit Suisse International	5/21/15	(74,424)
USD	22,475,925	JPY	2,695,447,740	UBS AG	5/21/15	(74,962)
USD	6,775,398	BRL	21,690,081	Deutsche Bank AG	5/22/15	79,972
USD	29,619,000	JPY	3,553,450,668	Credit Suisse International	5/22/15	(110,185)
USD	23,950,726	MXN	351,321,230	BNP Paribas S.A.	5/28/15	1,012,074
USD	11,947,000	IDR	157,760,135,000	Credit Suisse International	5/29/15	61,878
USD	35,495,511	JPY	4,230,000,000	UBS AG	6/01/15	196,571
USD	3,302,891	EUR	3,019,325	BNP Paribas S.A.	6/04/15	53,489
USD	13,924,320	EUR	12,728,771	BNP Paribas S.A.	6/04/15	225,598
USD	17,817,000	CNH	112,024,031	JPMorgan Chase Bank N.A.	6/09/15	(110,861)
USD	23,530,591	MXN	352,140,000	JPMorgan Chase Bank N.A.	6/11/15	558,866
USD	29,655,000	KRW	33,136,497,000	Morgan Stanley Capital Services LLC	6/12/15	(142,356)
USD	39,446,588	JPY	4,760,000,000	UBS AG	6/22/15	(288,985)
USD	15,739,394	MXN	237,263,490	Morgan Stanley Capital Services LLC	6/25/15	274,989
INR	685,276,510	USD	10,759,562	Credit Suisse International	6/26/15	(12,782)
INR	762,232,118	USD	11,943,000	Credit Suisse International	6/26/15	10,629
USD	32,352,522	MXN	475,057,960	UBS AG	7/09/15	1,420,028
USD	19,966,302	JPY	2,370,000,000	Credit Suisse International	7/10/15	175,995
USD	16,047,785	MXN	237,566,590	Credit Suisse International	7/23/15	595,350
USD	12,024,476	MXN	181,755,970	Deutsche Bank AG	7/23/15	202,224
INR	770,234,200	USD	11,890,000	Credit Suisse International	8/05/15	90,068
USD	31,940,090	MXN	476,626,000	Credit Suisse International	8/06/15	970,677
USD	11,754,000	CNH	75,083,377	Morgan Stanley Capital Services LLC	8/07/15	(196,148)
USD	25,063,291	JPY	2,970,000,000	Deutsche Bank AG	8/10/15	249,699
USD	12,010,236	MXN	181,795,340	BNP Paribas S.A.	8/20/15	210,232
USD	15,565,886	MXN	237,745,560	Deutsche Bank AG	8/20/15	134,255
USD	11,998,000	CLP	7,212,357,740	Morgan Stanley Capital Services LLC	8/24/15	602,818
USD	12,027,000	CLP	7,232,857,395	UBS AG	8/26/15	601,622
USD	11,287,509	MXN	178,726,420	BNP Paribas S.A.	9/03/15	(301,140)
CLP	7,320,951,000	USD	11,719,578	JPMorgan Chase Bank N.A.	9/15/15	(177,186)
USD	12,045,000	CLP	7,320,951,000	JPMorgan Chase Bank N.A.	9/15/15	502,607
USD	15,384,141	MXN	238,346,500	Morgan Stanley Capital Services LLC	9/17/15	(54,104)
USD	15,527,830	MXN	237,451,570	Morgan Stanley Capital Services LLC	9/17/15	147,551
Total						$21,797,652

•	As of March 31, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call		Strike Price	Expiration Date	Contracts	Value
SPDR Gold Shares[1]	Call	USD	135.00	6/19/15	2,353	$25,883

[1]	All or a portion of security is held by a wholly owned subsidiary.

24	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	As of March 31, 2015, OTC options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Value
Devon Energy Corp.	Barclays Bank PLC	Call	USD	75.00	4/17/15	228,837	—	$9,153
Devon Energy Corp.	Citibank N.A.	Call	USD	75.00	4/17/15	228,837	—	9,153
Marathon Petroleum Corp.	Deutsche Bank AG	Call	USD	90.00	4/17/15	228,640	—	3,006,616
Marathon Petroleum Corp.	Goldman Sachs International	Call	USD	100.00	4/17/15	285,450	—	1,184,617
TOPIX Index	Morgan Stanley & Co. International PLC	Call	JPY	1,560.00	5/08/15	4,911,870	—	1,208,859
Phillips 66	Citibank N.A.	Call	USD	75.00	5/15/15	287,754	—	1,625,810
Phillips 66	Deutsche Bank AG	Call	USD	75.00	5/15/15	57,442	—	324,547
TOPIX Index	Goldman Sachs International	Call	JPY	1,550.00	6/12/15	4,126,085	—	1,746,781
TOPIX Index	Morgan Stanley & Co. International PLC	Call	JPY	1,600.00	6/12/15	2,984,238	—	671,817
AbbVie	Barclays Bank PLC	Call	USD	55.00	6/19/15	567,000	—	2,760,882
Aetna, Inc.	Barclays Bank PLC	Call	USD	80.00	6/19/15	450,000	—	12,217,837
Humana, Inc.	Goldman Sachs International	Call	USD	125.00	6/19/15	286,033	—	15,445,782
Johnson & Johnson	Deutsche Bank AG	Call	USD	110.00	7/17/15	1,147,200	—	521,976
GlaxoSmithKline PLC	Barclays Bank PLC	Call	USD	44.00	8/21/15	1,166,146	—	3,848,282
TOPIX Index	Bank of America N.A.	Call	JPY	1,615.00	9/11/15	2,929,000	—	1,199,005
TOPIX Index	BNP Paribas S.A.	Call	JPY	1,600.00	9/11/15	1,887,687	—	810,571
SPDR Gold Shares[1]	JPMorgan Chase Bank N.A.	Call	USD	120.00	9/18/15	255,400	—	685,749
BlackRock MSJNJPTL Index	Morgan Stanley & Co. International PLC	Call	JPY	131.28	12/11/15	20,706,138	—	3,340,605
BlackRock MSJNJPTL Index	Morgan Stanley & Co. International PLC	Call	JPY	139.99	12/11/15	5,339,563	—	1,006,666
TOPIX Index	Bank of America N.A.	Call	JPY	1,525.00	12/11/15	3,954,704	—	3,406,995
TOPIX Index	Citibank N.A.	Call	JPY	1,585.00	12/11/15	4,151,800	—	2,609,451
TOPIX Index	UBS AG	Call	JPY	1,425.00	12/11/15	2,032,600	—	2,779,933
EURO STOXX 50 Index	JPMorgan Chase Bank N.A.	Call	EUR	3,325.00	12/18/15	8,368	—	3,726,940
Abbott Laboratories	Citibank N.A.	Call	USD	49.00	1/15/16	585,600	—	950,025
Activision Blizzard, Inc.	Deutsche Bank AG	Call	USD	19.00	1/15/16	590,042	—	2,735,382
Bank of America Corp.	Goldman Sachs International	Call	USD	16.50	1/15/16	1,638,400	—	1,224,524
Citigroup, Inc.	Goldman Sachs International	Call	USD	50.50	1/15/16	760,900	—	3,619,936
Gilead Sciences, Inc.	Citibank N.A.	Call	USD	95.00	1/15/16	116,600	—	1,364,220
The Goldman Sachs Group, Inc.	Deutsche Bank AG	Call	USD	220.00	1/15/16	85,800	—	245,388
International Business Machines Corp.	Barclays Bank PLC	Call	USD	182.00	1/15/16	115,089	—	364,074
International Business Machines Corp.	Deutsche Bank AG	Call	USD	182.00	1/15/16	115,087	—	364,067
JPMorgan Chase & Co.	Goldman Sachs International	Call	USD	59.00	1/15/16	585,400	—	2,730,499
Merck & Co., Inc.	Goldman Sachs International	Call	USD	59.00	1/15/16	1,172,827	—	3,319,358
MetLife, Inc.	Goldman Sachs International	Call	USD	57.50	1/15/16	922,643	—	1,227,115
Pfizer, Inc.	Citibank N.A.	Call	USD	33.00	1/15/16	2,303,800	—	6,246,592
Prudential Financial, Inc.	Citibank N.A.	Call	USD	90.00	1/15/16	715,410	—	2,021,033
Wells Fargo & Co.	Goldman Sachs International	Call	USD	60.00	1/15/16	286,100	—	308,988
TOPIX Index	Citibank N.A.	Call	JPY	1,585.00	3/11/16	5,873,500	—	4,444,510
STOXX Europe 600 Index	JPMorgan Chase Bank N.A.	Call	EUR	348.12	9/16/16	74,227	—	4,354,779
TAIEX Index	Citibank N.A.	Call	TWD	9,000.77	9/21/16	101,800	—	1,905,430
TAIEX Index	Citibank N.A.	Call	TWD	9,483.14	9/21/16	93,402	—	1,012,849
EURO STOXX 50 Index	Goldman Sachs International	Call	EUR	3,293.01	12/16/16	19,657	—	9,710,808
STOXX Europe 600 Index	Credit Suisse International	Call	EUR	347.97	12/16/16	62,122	—	3,750,091
TAIEX Index	Goldman Sachs International	Call	TWD	9,677.00	12/21/16	95,100	—	924,881
EURO STOXX 50 Index	Morgan Stanley & Co. International PLC	Call	EUR	3,450.00	3/17/17	7,782	—	3,304,423
STOXX Europe 600 Index	Credit Suisse International	Call	EUR	355.61	3/17/17	69,976	—	3,995,736

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	25

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

As of March 31, 2015, OTC options purchased were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Value
EURO STOXX 50 Index	Citibank N.A.	Call	EUR	3,500.00	6/16/17	7,230		—	$2,907,338
EURO STOXX 50 Index	Bank of America N.A.	Call	EUR	3,600.00	9/15/17	7,747		—	2,933,661
STOXX Europe 600 Index	JPMorgan Chase Bank N.A.	Call	EUR	372.06	9/15/17	47,705		—	2,319,852
EURO STOXX 50 Index	Barclays Bank PLC	Call	EUR	3,500.00	12/15/17	7,935		—	3,848,819
EURO STOXX 50 Index	Goldman Sachs International	Call	EUR	3,500.00	3/16/18	6,612		—	3,058,924
EURO STOXX 50 Index	UBS AG	Call	EUR	3,600.00	6/15/18	3,205		—	1,380,073
EURO STOXX 50 Index	Deutsche Bank AG	Call	EUR	3,426.55	9/21/18	3,336		—	1,729,333
Consol Energy, Inc.	UBS AG	Put	USD	38.00	4/17/15	286,100		—	3,032,660
Russell 2000 Index	Credit Suisse International	Put	USD	1,235.00	4/17/15	45,317		—	493,955
Russell 2000 Index	UBS AG	Put	USD	1,190.00	4/17/15	47,638		—	154,823
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	2,025.00	4/17/15	17,565		—	204,632
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	2,100.00	4/17/15	14,397		—	604,674
Time Warner Cable Enterprises, Inc.	Morgan Stanley & Co. International PLC	Put	USD	125.00	4/17/15	17,200		—	2,580
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	2,025.00	4/24/15	17,565		—	301,326
S&P 500 Index	BNP Paribas S.A.	Put	USD	2,050.00	4/30/15	52,695		—	1,471,517
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	2,000.00	4/30/15	29,272		—	458,961
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	2,025.00	4/30/15	17,565		—	367,963
Russell 2000 Index	Deutsche Bank AG	Put	USD	1,200.00	5/15/15	48,177		—	691,340
Russell 2000 Index	Morgan Stanley & Co. International PLC	Put	USD	1,210.00	5/15/15	28,363		—	472,244
S&P 500 Index	Citibank N.A.	Put	USD	2,000.00	5/15/15	14,636		—	324,919
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	2,025.00	5/15/15	17,565		—	497,090
S&P 500 Index	UBS AG	Put	USD	2,000.00	5/15/15	14,636		—	324,919
Transocean Ltd.	Citibank N.A.	Put	USD	26.00	5/15/15	919,695		—	10,898,386
Ibovespa Brasil Sao Paulo Stock Exchange Index	Goldman Sachs International	Put	BRL	48,000.00	6/17/15	1,556		—	411,911
Chevron Corp.	Citibank N.A.	Put	USD	95.00	6/19/15	350,310		—	502,695
USD Currency	JPMorgan Chase Bank N.A.	Put	JPY	116.00	6/19/15	—	USD	58,527	356,740
Ibovespa Brasil Sao Paulo Stock Exchange Index	Bank of America N.A.	Put	BRL	47,604.37	8/12/15	1,976		—	675,504
Total									$164,699,574

[1]	All or a portion of security is held by a wholly owned subsidiary.

•	As of March 31, 2015, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.50%	Receive	3-month LIBOR	6/30/15	USD	595,113	$3,038,645
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.70%	Receive	3-month LIBOR	7/15/15	USD	774,170	7,650,900
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.65%	Receive	3-month LIBOR	7/23/15	USD	415,480	3,606,990
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.35%	Pay	6-month JPY LIBOR	1/25/16	JPY	4,660,748	142,731
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.35%	Pay	6-month JPY LIBOR	1/25/16	JPY	2,322,553	71,126

26	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

As of March 31, 2015, OTC interest rate swaptions purchased were as follows: (concluded)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.25%	Pay	6-month JPY LIBOR	7/29/16	JPY	2,831,410	$179,654
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	6-month JPY LIBOR	4/04/18	JPY	2,370,178	127,666
Total									$14,817,712

•	As of March 31, 2015, OTC barrier options written were as follows:

Description	Counterparty	Strike Price		Barrier Price/Range		Expiration Date	Contracts	Value
EURO STOXX 50 Index	Deutsche Bank AG	EUR	2,586.07	EUR	2,165.83	09/21/18	3,336	$(525,630)

•	As of March 31, 2015, OTC options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Marathon Petroleum Corp.	Deutsche Bank AG	Call	USD	100.00	4/17/15	285,450	$(1,184,618)
Russell 2000 Index	UBS AG	Call	USD	1,270.00	4/17/15	47,638	(350,139)
AbbVie, Inc.	Citibank N.A.	Call	USD	60.00	5/15/15	234,000	(321,750)
Russell 2000 Index	Deutsche Bank AG	Call	USD	1,300.00	5/15/15	48,177	(346,874)
Russell 2000 Index	Morgan Stanley & Co. International PLC	Call	USD	1,300.00	5/15/15	28,363	(204,214)
Ibovespa Brasil Sao Paulo Stock Exchange Index	Goldman Sachs International	Call	BRL	54,500.00	6/17/15	1,556	(625,166)
AbbVie, Inc.	Barclays Bank PLC	Call	USD	65.00	6/19/15	567,000	(447,562)
Aetna, Inc.	Barclays Bank PLC	Call	USD	90.00	6/19/15	450,000	(9,125,199)
Humana, Inc.	Goldman Sachs International	Call	USD	155.00	6/19/15	286,033	(7,508,366)
Tesla Motors, Inc.	Deutsche Bank AG	Call	USD	210.00	6/19/15	27,702	(225,079)
Twitter, Inc.	Citibank N.A.	Call	USD	50.00	6/19/15	145,952	(631,242)
Twitter, Inc.	Credit Suisse International	Call	USD	55.00	6/19/15	117,500	(278,475)
Ibovespa Brasil Sao Paulo Stock Exchange Index	Bank of America N.A.	Call	BRL	55,416.37	8/12/15	1,976	(1,186,090)
GlaxoSmithKline PLC	Barclays Bank PLC	Call	USD	50.00	8/21/15	1,166,146	(641,380)
Tenet Healthcare Corp.	Goldman Sachs International	Call	USD	49.00	8/21/15	140,057	(728,296)
TOPIX Index	Citibank N.A.	Call	JPY	1,800.00	12/11/15	4,151,800	(738,395)
Abbott Laboratories	Citibank N.A.	Call	USD	55.00	1/15/16	585,600	(245,952)
Activision Blizzard, Inc.	Deutsche Bank AG	Call	USD	24.00	1/15/16	590,042	(1,042,828)
Bank of America Corp.	Goldman Sachs International	Call	USD	19.00	1/15/16	1,638,400	(362,709)
Citigroup, Inc.	Goldman Sachs International	Call	USD	57.50	1/15/16	760,900	(1,346,793)
JPMorgan Chase & Co.	Goldman Sachs International	Call	USD	66.00	1/15/16	585,400	(1,044,213)
Merck & Co., Inc.	Goldman Sachs International	Call	USD	65.00	1/15/16	1,172,827	(1,266,653)
MetLife, Inc.	Goldman Sachs International	Call	USD	67.50	1/15/16	922,643	(252,454)
Pfizer, Inc.	Citibank N.A.	Call	USD	37.50	1/15/16	2,303,800	(1,939,270)
Prudential Financial, Inc.	Citibank N.A.	Call	USD	105.00	1/15/16	715,410	(665,331)
CONSOL Energy, Inc.	Barclays Bank PLC	Put	USD	38.00	4/17/15	286,100	(3,032,660)
CONSOL Energy, Inc.	UBS AG	Put	USD	39.00	4/17/15	457,667	(5,308,937)
Russell 2000 Index	Credit Suisse International	Put	USD	1,150.00	4/17/15	45,317	(54,380)
S&P 500 Index	BNP Paribas S.A.	Put	USD	1,965.00	4/30/15	52,695	(541,404)
TOPIX Index	Morgan Stanley & Co. International PLC	Put	JPY	1,460.00	5/08/15	4,911,870	(531,333)
Russell 2000 Index	Deutsche Bank AG	Put	USD	1,100.00	5/15/15	48,177	(150,553)
Russell 2000 Index	Morgan Stanley & Co. International PLC	Put	USD	1,110.00	5/15/15	28,363	(102,107)
TOPIX Index	Goldman Sachs International	Put	JPY	1,425.00	6/12/15	4,126,085	(629,172)
TOPIX Index	Morgan Stanley & Co. International PLC	Put	JPY	1,475.00	6/12/15	2,984,238	(746,464)
Ibovespa Brasil Sao Paulo Stock Exchange Index	Goldman Sachs International	Put	BRL	39,600.00	6/17/15	1,556	(41,377)
General Electric Co.	Deutsche Bank AG	Put	USD	23.00	6/19/15	1,145,240	(297,762)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	27

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

As of March 31, 2015, OTC options written were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Ibovespa Brasil Sao Paulo Stock Exchange Index	Bank of America N.A.	Put	BRL	41,501.25	8/12/15	1,976	$(201,529)
TOPIX Index	Bank of America N.A.	Put	JPY	1,435.00	9/11/15	2,929,000	(958,548)
BlackRock MSJNJPTL Index	Morgan Stanley & Co. International PLC	Put	JPY	137.22	12/11/15	5,339,563	(147,577)
BlackRock MSJNJPTL Index	Morgan Stanley & Co. International PLC	Put	JPY	128.68	12/11/15	20,706,138	(601,132)
TOPIX Index	Bank of America N.A.	Put	JPY	1,425.00	12/11/15	3,954,704	(1,770,530)
TOPIX Index	Citibank N.A.	Put	JPY	1,400.00	12/11/15	4,151,800	(1,604,266)
TOPIX Index	UBS AG	Put	JPY	1,225.00	12/11/15	2,032,600	(260,012)
TOPIX Index	Citibank N.A.	Put	JPY	1,435.00	3/11/16	5,873,500	(3,438,251)
TAIEX Index	Citibank N.A.	Put	TWD	8,691.29	9/21/16	93,402	(1,109,784)
TAIEX Index	Citibank N.A.	Put	TWD	8,100.70	9/21/16	101,800	(726,444)
TAIEX Index	Goldman Sachs International	Put	TWD	8,868.97	12/21/16	95,100	(1,496,430)
Total							$(56,459,700)

•	As of March 31, 2015, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.25%	Pay	3-month LIBOR	6/30/15	USD	595,113	$(1,140,236)
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.40%	Pay	3-month LIBOR	7/23/15	USD	178,060	(713,112)
5-Year Interest Rate Swap	Goldman Sachs International	Put	2.05%	Receive	3-month LIBOR	7/23/15	USD	118,710	(360,131)
Total									$(2,213,479)

•	As of March 31, 2015, centrally cleared credit default swaps — buy protection outstanding were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.HY Series 24 Version 1	5.00%	Chicago Mercantile	6/20/20	USD	19,813	$(40,666)

•	As of March 31, 2015, centrally cleared credit default swaps — sold protection outstanding were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
iTraxx Europe Crossover Series 23 Version 1	5.00%	InterContinental Exchange	6/20/20	B+	EUR	23,655	$30,055

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of March 31, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.03%[1]	3-month LIBOR	Chicago Mercantile	N/A	3/11/17	USD	286,410	$(1,350,632)
0.99%[1]	3-month LIBOR	Chicago Mercantile	N/A	3/17/17	USD	593,410	(2,492,225)
0.97%[1]	3-month LIBOR	Chicago Mercantile	N/A	3/17/17	USD	148,390	(564,117)
1.08%[1]	3-month LIBOR	Chicago Mercantile	4/07/15[2]	4/07/17	USD	599,090	(3,196,130)
3.48%[3]	3-month NZD Bank Bill Rate	Chicago Mercantile	N/A	2/05/20	NZD	17,779	(123,247)
3.60%[3]	3-month NZD Bank Bill Rate	Chicago Mercantile	N/A	2/09/20	NZD	35,657	(23,543)
3.59%[3]	3-month NZD Bank Bill Rate	Chicago Mercantile	N/A	2/09/20	NZD	30,421	(30,482)
1.88%[3]	3-month LIBOR	Chicago Mercantile	N/A	3/11/20	USD	117,910	2,114,994
2.89%[3]	6-month Australian Bank Bill Rate	Chicago Mercantile	6/11/15[2]	6/11/20	AUD	14,677	313,429

28	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

As of March 31, 2015, centrally cleared interest rate swaps outstanding were as follows: (concluded)

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.18%[3]	3-month LIBOR	Chicago Mercantile	N/A	3/17/25	USD	65,290	$960,836
2.23%[3]	3-month LIBOR	Chicago Mercantile	N/A	3/17/25	USD	65,260	1,285,755
2.16%[3]	3-month LIBOR	Chicago Mercantile	N/A	3/17/25	USD	32,640	412,226
2.22%[3]	3-month LIBOR	Chicago Mercantile	4/07/15[2]	4/07/25	USD	129,900	2,216,811
Total							$(476,325)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

•	As of March 31, 2015, OTC interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation
2.06%[1]	6-month WIBOR	Deutsche Bank AG	3/17/20	PLN	36,129	$107,584	—	$107,584
2.05%[1]	6-month WIBOR	Deutsche Bank AG	3/19/20	PLN	12,043	44,139	—	44,139
Total						$151,723	—	$151,723

[1]	Fund pays the floating rate and receives the fixed rate.

•	As of March 31, 2015, OTC cross currency swaps outstanding were as follows:

		Notional Amount (000)
Fund Pays	Fund Receives	Fund Pays	Fund Receives	Counterparty	Expiration Date	Value	Premiums Paid (Received)	Unrealized Depreciation
0.1%	1.23%	JPY 2,383,000	USD 19,803	Bank of America N.A.	3/15/2017	$(19,869,477)	$(19,802,944)	$(66,533)

•	As of March 31, 2015, OTC total return swaps outstanding were as follows:

Reference Entity	Fixed Amount/ Floating Rate	Counterparty	Expiration Date	Contract Amount/ Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation
Siloam International Hospitals	1-month LIBOR plus 0.75%[1]	Citibank N.A.	4/13/15	1,149		$6,852	—	$6,852
Siloam International Hospitals	1-month LIBOR plus 0.50%[1]	Credit Suisse International	2/08/16	2,973		43,853	—	43,853
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 503,285,000[2]	BNP Paribas S.A.	3/31/16	191	[3]	565,348	—	565,348
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 517,240,000[2]	BNP Paribas S.A.	3/31/16	193	[3]	498,853	—	498,853
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY 506,870,000[2]	BNP Paribas S.A.	3/31/17	182	[3]	898,353	—	898,353
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY 515,970,000[2]	BNP Paribas S.A.	3/31/17	182	[3]	822,479	—	822,479
Total						$2,835,738	—	$2,835,738

[1]	Fund receives the total return of the reference entity and pays the floating rate. Net payment made at termination.

[2]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

[3]	Contract amount shown.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	29

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its anual report.

As of March 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$47,072,940	—	$47,072,940
Belgium	$2,980,204	183,668	—	3,163,872
Brazil	47,646,704	—	—	47,646,704
Canada	145,359,963	—	—	145,359,963
China	24,614,653	52,297,176	—	76,911,829
Cyprus	2,410,965	—	—	2,410,965
Denmark	—	2,516,098	—	2,516,098
France	46,372,070	232,477,504	—	278,849,574
Germany	—	105,914,701	—	105,914,701
Hong Kong	1,120,839	79,431,164	—	80,552,003
India	—	27,467,562	—	27,467,562
Indonesia	5,907,794	—	—	5,907,794
Ireland	12,337,470	22,165,713	—	34,503,183
Israel	77,450,292	—	—	77,450,292
Italy	21,281,991	32,949,292	—	54,231,283
Japan	—	1,110,649,581	—	1,110,649,581
Kazakhstan	5,226,884	—	—	5,226,884
Malaysia	15,514,514	12,938,147	—	28,452,661
Mexico	26,255,375	—	—	26,255,375
Netherlands	77,985,175	84,164,277	—	162,149,452
Norway	—	49,067,185	—	49,067,185
Portugal	—	6,175,700	—	6,175,700
Russia	506,328	—	—	506,328
Singapore	4,402,940	72,832,546	—	77,235,486
South Africa	—	5,532,294	—	5,532,294
South Korea	—	60,082,986	—	60,082,986
Spain	—	17,357,284	—	17,357,284
Sweden	—	32,020,340	—	32,020,340
Switzerland	3,000,950	189,580,213	—	192,581,163
Taiwan	—	27,804,159	—	27,804,159
Thailand	17,275,079	—	—	17,275,079
United Arab Emirates	17,035,547	—	—	17,035,547
United Kingdom	43,144,778	262,750,928	$8,075,957	313,971,663
United States	3,253,434,021	7,686,696	936,169	3,262,056,886
Corporate Bonds	—	717,004,340	57,425,877	774,430,217
Floating Rate Loan Interests	—	117,173,994	6,673,226	123,847,220
Foreign Agency Obligations	—	30,275,955	—	30,275,955
Foreign Government Obligations	—	919,035,724	—	919,035,724

30	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
Credit Linked Notes	—	$37,079,360	—	$37,079,360
Investment Companies	$81,679,303	—	—	81,679,303
Preferred Securities	158,853,413	175,741,733	$93,640,904	428,236,050
Rights	142,806	—	—	142,806
U.S. Government Sponsored Agency Securities	—	42,530,524	—	42,530,524
U.S. Treasury Obligations	—	651,968,077	—	651,968,077
Warrants	—	1,871,018	301,777	2,172,795
Short-Term Securities:
Foreign Agency Obligations	—	467,547,192	—	467,547,192
Money Market Funds	8,185,254	250,098,419	—	258,283,673
Time Deposits	—	18,387,461	—	18,387,461
U.S. Treasury Obligations	—	1,901,213,952	—	1,901,213,952
Options Purchased:
Commodity Contracts	25,883	685,749	—	711,632
Equity Contracts	—	163,657,085	—	163,657,085
Foreign Currency Exchange Contracts	—	356,740	—	356,740
Interest Rate Contracts	—	14,817,712	—	14,817,712
Liabilities:
Investments:
Investments Sold Short	(32,288,064)	—	—	(32,288,064)

Total	$4,067,863,131	$8,050,563,189	$167,053,910	$12,285,480,230

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	$—	$30,055	—	$30,055
Equity contracts	690,753	2,835,738	—	3,526,491
Foreign currency exchange contracts	—	27,744,900	—	27,744,900
Interest rate contracts	—	7,455,774	—	7,455,774
Liabilities:
Credit contracts	—	(40,666)	—	(40,666)
Equity contracts	(3,167,597)	(56,985,330)	—	(60,152,927)
Foreign currency exchange contracts	—	(5,947,248)	—	(5,947,248)
Interest rate contracts	—	(10,060,388)	—	(10,060,388)

Total	$(2,476,844)	$(34,967,165)	—	$(37,444,009)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash held for securities sold short	$29,782,562	—	—	$29,782,562
Foreign currency at value	272,598	—	—	272,598
Cash pledged for centrally cleared swaps	13,030,000	—	—	13,030,000
Liabilities:
Cash received as collateral for OTC derivatives	—	$(134,080,000)	—	(134,080,000)
Collateral on securities loaned at value	—	(250,098,419)	—	(250,098,419)

Total	$43,085,160	$(384,178,419)	—	$(341,093,259)

During the period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	31

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation V.I. Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Warrants	Total
Assets:
Opening balance, as of December 31, 2014	$7,700,343	$34,639,181	$18,662,752	$96,297,850	—	$157,300,126
Transfers into Level 3	1,082,619	19,601,076	—	—	$388,408	21,072,103
Transfers out of Level 3	—	(10,895,810)	(11,303,394)	—	—	(22,199,204)
Accrued discounts/premiums	—	315,406	1,089	—	—	316,495
Net realized gain (loss)	—	—	1,087	—	—	1,087
Net change in unrealized appreciation/depreciation[1]	(707,005)	11,718,445	48,806	3,136,321	7,808	14,204,375
Purchases	936,169	2,047,579	—	—	—	2,983,748
Sales	—	—	(737,114)	(5,793,267)	—	(6,530,381)
Closing balance, as of March 31, 2015	$9,012,126	$57,425,877	$6,673,226	$93,640,904	$396,216	$167,148,349

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015[1]	$(707,005)	$11,718,445	$48,806	$3,136,321	$7,808	$14,204,375

[1]

Any difference between net change in unrealized appreciation/depreciation and net change in unrealized appreciation/depreciation on investments still held at March 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

32	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Global Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 1.0%
Anheuser-Busch InBev NV	3,862	$471,801
Canada — 0.9%
Enbridge, Inc.	5,200	250,649
MEG Energy Corp. (a)	11,600	187,388

		438,037
China — 2.7%
Alibaba Group Holding Ltd. — ADR (a)	4,200	349,608
Baidu, Inc. — ADR (a)	2,000	416,800
Beijing Enterprises Water Group Ltd.	400,000	272,002
China Construction Bank Corp., H Shares	278,000	230,736

		1,269,146
France — 4.3%
AXA SA	12,900	324,681
Schneider Electric SE	5,412	421,154
Société Générale SA	6,600	318,660
Unibail-Rodamco SE	1,900	513,067
Vivendi SA	19,920	494,568

		2,072,130
Germany — 3.2%
Daimler AG, Registered Shares	5,300	508,982
Henkel AG & Co. KGaA	3,281	385,389
Infineon Technologies AG	27,447	326,534
Telefonica Deutschland Holding AG	49,900	286,945

		1,507,850
Hong Kong — 1.3%
AIA Group Ltd.	98,200	616,547
India — 1.9%
Bharti Infratel Ltd.	26,001	159,958
HDFC Bank Ltd.	22,408	430,905
ITC Ltd.	57,100	296,839

		887,702
Indonesia — 1.0%
Global Mediacom Tbk PT	1,351,900	180,675
Matahari Department Store Tbk PT	183,868	276,503

		457,178
Ireland — 1.7%
Green REIT PLC	221,844	390,246
Shire PLC — ADR	1,800	430,722

		820,968
Italy — 1.1%
Banca Generali SpA	11,296	354,191
Moncler SpA	8,800	147,526

		501,717

Common Stocks	Shares	Value
Japan — 5.1%
FANUC Corp.	1,700	$371,133
Mitsubishi Estate Co. Ltd.	19,000	440,647
Nabtesco Corp.	13,700	395,782
Nintendo Co. Ltd.	1,100	161,397
Shinsei Bank Ltd. (b)	205,000	407,610
SMC Corp.	1,100	327,540
SoftBank Corp.	5,800	337,789

		2,441,898
Mexico — 0.3%
Cemex SAB de CV — ADR (a)(b)	17,264	163,490
Netherlands — 2.0%
Koninklijke Philips NV	7,600	215,611
Royal Dutch Shell PLC, A Shares — ADR	12,600	751,590

		967,201
New Zealand — 0.6%
Xero Ltd. (Acquired 10/15/13, cost $226,038) (a)(c)	14,865	267,826
Nigeria — 0.3%
Lekoil Ltd. (a)	391,800	136,580
Norway — 0.5%
Statoil ASA	14,300	252,844
Peru — 0.5%
Credicorp Ltd.	1,700	239,071
South Africa — 0.8%
Naspers Ltd., N Shares	2,600	398,817
South Korea — 1.8%
Samsung Electronics Co. Ltd.	380	492,766
SK Hynix, Inc.	8,400	343,112

		835,878
Spain — 1.3%
NH Hotel Group SA (a)	65,388	357,045
Sacyr SA (a)(b)	60,415	253,515

		610,560
Sweden — 0.8%
Nordea Bank AB	30,701	373,953
Switzerland — 2.7%
Novartis AG, Registered Shares	5,520	544,827
Roche Holding AG	1,490	409,440
UBS Group AG (a)	17,927	336,151

		1,290,418
Taiwan — 0.9%
Hermes Microvision, Inc.	3,250	186,979
Largan Precision Co. Ltd.	3,000	257,904

		444,883

Portfolio Abbreviations
ADR	American Depositary Receipts	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	REIT	Real Estate Investment Trust
CAD	Canadian Dollar	HKD	Hong Kong Dollar	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD	U.S. Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	33

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom — 9.3%
AstraZeneca PLC	8,400	$576,392
BAE Systems PLC	31,000	240,235
BP PLC	51,000	330,589
Crest Nicholson Holdings PLC	51,935	327,047
Delphi Automotive PLC	5,700	454,518
Diageo PLC	13,300	367,535
Kennedy Wilson Europe Real Estate PLC	12,709	207,188
Lloyds Banking Group PLC	219,700	254,661
Metro Bank PLC (Acquired 1/15/14, cost $259,316) (a)(c)	12,199	240,133
Nomad Holdings Ltd. (a)	24,650	277,314
Prudential PLC	14,600	362,304
SABMiller PLC	7,000	366,671
Vodafone Group PLC — ADR	13,408	438,173

		4,442,760
United States — 50.3%
Abbott Laboratories	11,000	509,630
Actavis PLC (a)	2,100	625,002
Adobe Systems, Inc. (a)	3,830	283,190
Altria Group, Inc.	9,600	480,192
Amazon.com, Inc. (a)	600	223,260
American Airlines Group, Inc.	8,500	448,630
Apple Inc.	8,989	1,118,501
Applied Materials, Inc.	11,100	250,416
Aramark	12,300	389,049
Autodesk, Inc. (a)	5,500	322,520
BankUnited, Inc.	17,171	562,179
Becton Dickinson & Co.	2,000	287,180
Best Buy Co., Inc.	7,769	293,591
Boston Scientific Corp. (a)	17,700	314,175
Bristol-Myers Squibb Co.	7,400	477,300
Charles River Laboratories International, Inc. (a)	5,800	459,882
Citigroup, Inc.	17,691	911,440
Comcast Corp., Class A	9,600	542,112
Concho Resources, Inc. (a)	2,800	324,576
Crown Holdings, Inc. (a)	7,850	424,057
Discover Financial Services	7,800	439,530
Eastman Chemical Co.	4,420	306,129
Eli Lilly & Co.	4,200	305,130
EOG Resources, Inc.	3,700	339,253
Facebook, Inc., Class A (a)	5,880	483,424
Finisar Corp. (a)	11,100	236,874
Google, Inc., Class A (a)	1,073	595,193
Google, Inc., Class C (a)	1,073	588,004
The Hain Celestial Group, Inc. (a)	9,698	621,157
The Hartford Financial Services Group, Inc.	16,200	677,484
Hortonworks, Inc. (a)(b)	3,621	86,325
Hortonworks, Inc. (Acquired 3/21/14, cost $459,990) (a)(c)	18,872	427,413
Inovalon Holdings, Inc., Class A (a)	6,900	208,449
JDS Uniphase Corp. (a)	17,800	233,536
Kennedy-Wilson Holdings, Inc.	22,040	576,126
Kinder Morgan, Inc.	11,900	500,514
Las Vegas Sands Corp.	3,090	170,074
LendingClub Corp. (a)	5,100	100,215
LendingClub Corp. (Acquired 12/12/14, cost $153,627) (a)(c)	15,104	281,954
Lowe’s Companies, Inc.	5,370	399,474
Macquarie Infrastructure Co. LLC	3,700	304,473
MasterCard, Inc., Class A	5,200	449,228
Medtronic PLC	3,724	290,435
Merck & Co., Inc.	7,400	425,352
Mondelez International, Inc., Class A	14,620	527,636

Common Stocks	Shares	Value
United States (concluded)
New Relic, Inc. (a)	2,100	$72,870
New Relic, Inc. (Acquired 12/16/14, cost $316,885) (a)(c)	11,181	368,582
Platform Specialty Products Corp. (a)	18,333	470,425
Public Service Enterprise Group, Inc.	8,900	373,088
Ralph Lauren Corp.	1,600	210,400
Roper Industries, Inc.	3,640	626,080
Samsonite International SA	94,500	328,504
Sensata Technologies Holding NV (a)	3,400	195,330
St. Jude Medical, Inc. (b)	3,500	228,900
Strategic Growth Bancorp (Acquired 3/10/14, cost $247,382) (a)(c)	19,870	210,225
U.S. Silica Holdings, Inc. (b)	5,900	210,099
United Parcel Service, Inc., Class B	4,500	436,230
United Rentals, Inc. (a)	1,956	178,309
UnitedHealth Group, Inc.	2,600	307,554
Valeant Pharmaceuticals International, Inc. (a)	2,400	476,688
WisdomTree Investments, Inc.	19,580	420,187

		23,933,735
Total Common Stocks — 96.3%		45,842,990

Preferred Stocks
India — 0.4%
Snapdeal.com, Series F (Acquired 5/07/14, cost $85,154) (a)(c)	12	143,407
Snapdeal.com, Series G (Acquired 10/29/14, cost $33,723) (a)(c)	4	47,802

		191,209
United States — 1.2%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $138,814) (a)(c)	22,645	201,314
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $172,691) (a)(c)	11,132	378,156

		579,470
Total Preferred Stocks — 1.6%		770,679

Warrants (d)
United Kingdom — 0.0%
Nomad Holdings Ltd. (issued 4/10/14, expiring 4/10/17, strike price $11.50)	24,650	9,983
Total Long-Term Investments (Cost — $41,734,930) — 97.9%		46,623,652

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (e)(f)	453,479	453,479

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (e)(f)(g)	$1,732	1,731,888
Total Short-Term Securities (Cost — $2,185,367) — 4.6%		2,185,367

34	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $ 43,920,297*) — 102.5%	$48,809,019
Liabilities in Excess of Other Assets — (2.5)%	(1,198,481)

Net Assets — 100.0%	$47,610,538

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$44,105,751

Gross unrealized appreciation	$6,296,182
Gross unrealized depreciation	(1,592,914)

Net unrealized appreciation	$4,703,268

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $2,566,812 and an original cost of $2,093,620, which was 5.4% of its net assets.

(d)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(e)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	249,813	203,666	453,479	$31
BlackRock Liquidity Series, LLC, Money Market Series	$540,806	$1,191,082	$1,731,888	$1,136

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	825,000	USD	673,135	Morgan Stanley & Co. International PLC	4/22/15	$(45,619)
CAD	10,000	USD	7,989	BNP Paribas S.A.	4/22/15	(96)
CAD	15,000	USD	11,907	Citibank N.A.	4/22/15	(67)
CAD	346,000	USD	288,549	Morgan Stanley & Co. International PLC	4/22/15	(15,439)
CHF	12,744	USD	14,995	Citibank N.A.	4/22/15	(1,870)
CHF	14,555	USD	15,080	JPMorgan Chase Bank N.A.	4/22/15	(88)
CHF	192,001	USD	222,639	Royal Bank of Canada	4/22/15	(24,884)
CHF	16,068	USD	16,989	TD Securities, Inc.	4/22/15	(439)
CHF	7,748	USD	7,710	The Bank of New York Mellon	4/22/15	270
CHF	9,498	USD	9,685	UBS AG	4/22/15	97
DKK	1,297,280	USD	202,788	Goldman Sachs International	4/22/15	(15,944)
EUR	4,557	USD	5,285	BNP Paribas S.A.	4/22/15	(384)
EUR	12,277	USD	13,022	BNP Paribas S.A.	4/22/15	183
EUR	68,576	USD	72,545	BNP Paribas S.A.	4/22/15	1,213
EUR	62,497	USD	71,367	Citibank N.A.	4/22/15	(4,147)
EUR	47,626	USD	54,958	Citibank N.A.	4/22/15	(3,732)
EUR	33,140	USD	36,351	Citibank N.A.	4/22/15	(706)
EUR	19,788	USD	21,095	Citibank N.A.	4/22/15	189
EUR	220,346	USD	239,720	Deutsche Bank AG	4/22/15	(2,721)
EUR	7,752	USD	8,434	Deutsche Bank AG	4/22/15	(96)
EUR	37,704	USD	41,096	State Street Bank and Trust Co.	4/22/15	(543)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	35

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	10,146	USD	10,981	State Street Bank and Trust Co.	4/22/15	$(68)
EUR	90,158	USD	102,576	TD Securities, Inc.	4/22/15	(5,605)
EUR	99,326	USD	111,851	TD Securities, Inc.	4/22/15	(5,019)
EUR	25,215	USD	28,688	TD Securities, Inc.	4/22/15	(1,567)
EUR	5,138	USD	5,872	The Bank of New York Mellon	4/22/15	(345)
EUR	2,918	USD	3,180	The Bank of New York Mellon	4/22/15	(42)
EUR	15,596	USD	16,731	The Bank of New York Mellon	4/22/15	46
EUR	67,885	USD	71,614	UBS AG	4/22/15	1,401
GBP	9,000	USD	13,852	Bank of America N.A.	4/22/15	(503)
GBP	198,000	USD	301,237	BNP Paribas S.A.	4/22/15	(7,570)
GBP	34,000	USD	52,357	Citibank N.A.	4/22/15	(1,930)
GBP	7,000	USD	10,742	The Bank of New York Mellon	4/22/15	(360)
HKD	283,000	USD	36,488	Citibank N.A.	4/22/15	13
HKD	1,204,000	USD	155,275	HSBC Bank PLC	4/22/15	16
JPY	9,596,000	USD	80,349	The Bank of New York Mellon	4/22/15	(311)
NOK	60,000	USD	7,850	The Bank of New York Mellon	4/22/15	(407)
SEK	71,000	USD	8,513	BNP Paribas S.A.	4/22/15	(266)
SEK	2,060,000	USD	245,384	Citibank N.A.	4/22/15	(6,106)
SGD	322,000	USD	242,079	TD Securities, Inc.	4/22/15	(7,572)
USD	53,899	CHF	49,757	TD Securities, Inc.	4/22/15	2,651
USD	949,721	EUR	816,943	Goldman Sachs International	4/22/15	71,036
USD	226,828	EUR	198,708	Royal Bank of Canada	4/22/15	13,102
USD	234,644	EUR	208,091	State Street Bank and Trust Co.	4/22/15	10,826
USD	262,313	EUR	226,000	TD Securities, Inc.	4/22/15	19,233
USD	458,299	GBP	310,000	BNP Paribas S.A.	4/22/15	(1,483)
USD	896,601	GBP	590,667	Morgan Stanley & Co. International PLC	4/22/15	20,543
USD	41,338	GBP	28,000	State Street Bank and Trust Co.	4/22/15	(191)
USD	74,081	GBP	50,000	State Street Bank and Trust Co.	4/22/15	(77)
USD	699,054	GBP	469,000	UBS AG	4/22/15	3,448
USD	108,214	HKD	839,000	State Street Bank and Trust Co.	4/22/15	—
USD	40,269	JPY	4,794,000	Goldman Sachs International	4/22/15	283
USD	118,205	NOK	909,000	Goldman Sachs International	4/22/15	5,441
USD	87,718	NOK	667,000	Morgan Stanley & Co. International PLC	4/22/15	4,975
USD	188,119	NZD	243,000	Morgan Stanley & Co. International PLC	4/22/15	6,865
USD	150,725	SEK	1,227,000	HSBC Bank PLC	4/22/15	8,204
Total						$13,838

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

36	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$471,801	—	$471,801
Canada	$438,037	—	—	438,037
China	766,408	502,738	—	1,269,146
France	—	2,072,130	—	2,072,130
Germany	—	1,507,850	—	1,507,850
Hong Kong	—	616,547	—	616,547
India	159,958	727,744	—	887,702
Indonesia	—	457,178	—	457,178
Ireland	820,968	—	—	820,968
Italy	—	501,717	—	501,717
Japan	—	2,441,898	—	2,441,898
Mexico	163,490	—	—	163,490
Netherlands	751,590	215,611	—	967,201
New Zealand	267,826	—	—	267,826
Nigeria	136,580	—	—	136,580
Norway	—	252,844	—	252,844
Peru	239,071	—	—	239,071
South Africa	—	398,817	—	398,817
South Korea	—	835,878	—	835,878
Spain	—	610,560	—	610,560
Sweden	—	373,953	—	373,953
Switzerland	—	1,290,418	—	1,290,418
Taiwan	—	444,883	—	444,883
United Kingdom	1,099,879	3,102,748	$240,133	4,442,760
United States	22,317,057	1,406,453	210,225	23,933,735
Preferred Stocks:
India	—	—	191,209	191,209
United States	—	—	579,470	579,470
Warrants	—	9,983	—	9,983
Short-Term Securities	453,479	1,731,888	—	2,185,367

Total	$27,614,343	$19,973,639	$1,221,037	$48,809,019

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$170,035	—	$170,035
Liabilities:
Foreign currency exchange contracts	—	(156,197)	—	(156,197)

Total	—	$13,838	—	$13,838

[1] Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$14,499	—	—	$14,499
Foreign currency at value	326,436	—	—	326,436
Liabilities:
Collateral on securities loaned at value	—	$(1,731,888)	—	(1,731,888)

Total	$340,935	$(1,731,888)	—	$(1,390,953)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	37

Schedule of Investments (concluded)	BlackRock Global Opportunities V.I. Fund

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Long-Term Investments:
Switzerland	—	$(325,349)	$325,349	—
United Kingdom	—	(269,301)	269,301	—
Total	—	$(594,650)	$594,650	—
[1] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Securities	Total
Assets:
Opening balance, as of December 31, 2014	457,779	668,723	1,126,502
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[2]	$(7,421)	$101,956	$94,535
Purchases	—	—	—
Sales	—	—	—
Closing balance, as of March 31, 2015	$450,358	$770,679	$1,221,037

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015[2]	$(7,421)	$101,956	$94,535

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015 is generally due to investments no longer held or categorized as Level 3 at year end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of March 31, 2015. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $210,225.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$240,133	Market Comparable Companies	Price to Tangible Book Value Multiple[3]	1.8x
Preferred Stocks[4]	191,209	Probability-Weighted Expected Return Model	Years to IPO[5]	1.2-3.2
			IPO Exit Probability[3]	75.00%
			Discount Rate[5]	25.00%
			Revenue Multiple[3]	0.84x-1.87x
	579,470	Probability-Weighted Expected Return Model	Years to IPO[5]	0.75-2.9
			IPO Exit Probability[3]	90.00%-95.00%
			Discount Rate[5]	21.30%-22.31%
			Margin[3]	20.00%
			Revenue Multiple[3]	10.0x-16.0x
Total	$1,010,812

[3]	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

[4]

For the period ended March 31, 2015, the valuation technique for certain investments classified as preferred stocks changed to a Probability-Weighted Expected Return Model. The investments were previously valued utilizing a market comparable company and option pricing model approach. A Probability-Weighted Expected Return Model was considered to be a more relevant measure of fair value for these investments which leverages the most recent equity raise pre-money valuation and/or secondary market transactions.

[5]	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

38	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Capital Markets — 1.0%
American Capital, Ltd. (a)		137,958	$2,040,399
Chemicals — 0.3%
Advanced Emissions Solutions, Inc. (a)		1,644	28,112
Huntsman Corp.		25,038	555,092

			583,204
Consumer Finance — 1.2%
Ally Financial, Inc. (a)		60,914	1,277,986
Ally Financial, Inc. (a)		51,770	1,086,124
Ally Financial, Inc. (a)		11,801	247,585

			2,611,695
Diversified Financial Services — 0.0%
Concrete Investment II SCA — Stapled (a)(b)		623	—
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)		13,812	24,447
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		33,870	—
Hotels, Restaurants & Leisure — 0.3%
Amaya, Inc. (a)		20,709	485,616
Amaya, Inc. (a)		9,024	211,609

			697,225
Insurance — 0.6%
American International Group, Inc.		24,341	1,333,643
Media — 0.0%
Cengage Learning Acquisitions, Inc. (Thomson Learning)		4,279	95,875
Metals & Mining — 0.1%
Constellium NV, Class A (a)		11,088	225,308
Paper & Forest Products — 0.4%
Ainsworth Lumber Co. Ltd. (a)		126,098	347,465
Ainsworth Lumber Co. Ltd. (a)		84,634	233,590
Ainsworth Lumber Co. Ltd. (a)(c)		59,550	164,091

			745,146
Technology Hardware, Storage & Peripherals — 0.2%
Nokia OYJ — ADR		69,219	524,680
Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc. (a)		13,409	417,757
Total Common Stocks — 4.3%			9,299,379

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 1.2%
Bombardier, Inc., 7.50%, 3/15/25 (c)	USD	149	147,044
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (c)		109	113,633
LMI Aerospace, Inc., 7.38%, 7/15/19 (c)		88	88,660
Spirit Aerosystems, Inc., 5.25%, 3/15/22		315	327,600
TransDigm, Inc.:
5.50%, 10/15/20		155	153,062

Corporate Bonds		Par (000)	Value
Aerospace & Defense (concluded)
6.00%, 7/15/22	USD	1,130	$1,130,000
6.50%, 7/15/24		708	711,540

			2,671,539
Air Freight & Logistics — 0.2%
CEVA Group PLC, 7.00%, 3/01/21 (c)		80	77,600
XPO Logistics, Inc., 7.88%, 9/01/19 (c)		283	299,626

			377,226
Airlines — 0.9%
American Airlines Group, Inc.:
5.50%, 10/01/19 (c)		65	66,706
4.63%, 3/01/20 (c)		144	141,030
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (c)		660	669,900
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		365	385,075
National Air Cargo Group, Inc.:
12.38%, 9/02/15		118	117,833
12.38%, 10/08/15		120	119,972
Virgin Australia Trust, Series 2013-1C, 7.13%, 10/23/18 (c)		358	364,651

			1,865,167
Auto Components — 1.3%
AA Bond Co. Ltd.:
5.50%, 7/31/22	GBP	125	187,278
9.50%, 7/31/43		100	164,286
Affinia Group, Inc., 7.75%, 5/01/21	USD	75	77,625
Icahn Enterprises LP/Icahn Enterprises Finance
Corp.:
4.88%, 3/15/19		672	684,600
6.00%, 8/01/20		370	384,356
5.88%, 2/01/22		785	808,550
IDQ Holdings, Inc., 11.50%, 4/01/17 (c)		215	225,750
Schaeffler Finance BV, 4.75%, 5/15/23 (c)		200	200,500

			2,732,945
Automobiles — 0.6%
General Motors Co.:
4.88%, 10/02/23		35	37,895
6.25%, 10/02/43		215	263,388
5.20%, 4/01/45		450	488,401
Jaguar Land Rover Automotive PLC:
5.00%, 2/15/22	GBP	145	231,386
5.63%, 2/01/23 (c)	USD	150	157,875

			1,178,945
Banks — 0.7%
CIT Group, Inc.:
6.63%, 4/01/18 (c)		55	58,987
5.00%, 8/01/23		1,151	1,179,775
Novo Banco SA:
2.63%, 5/08/17	EUR	100	104,030
4.75%, 1/15/18		100	109,442
4.00%, 1/21/19		100	108,597

			1,560,831

Portfolio Abbreviations
ADR	American Depositary Receipt	EUR	Euro	PIK	Payment-in-kind
AKA	Also Know As	FKA	Formerly Known As	USD	US Dollar
CAD	Canadian Dollar	GBP	British Pound

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	39

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Beverages — 0.1%
Constellation Brands, Inc.:
3.88%, 11/15/19	USD	99	$101,970
4.25%, 5/01/23		43	44,236
Hydra Dutch Holdings 2 BV, 5.58%, 4/15/19 (d)	EUR	130	127,490

			273,696
Biotechnology — 0.1%
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (c)	USD	200	203,250
Building Products — 1.1%
Builders FirstSource, Inc., 7.63%, 6/01/21 (c)		154	155,155
CPG Merger Sub LLC, 8.00%, 10/01/21 (c)		283	287,245
The Hillman Group, Inc., 6.38%, 7/15/22 (c)		106	106,000
Masonite International Corp., 5.63%, 3/15/23 (c)		155	158,875
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	100	109,675
Ply Gem Industries, Inc., 6.50%, 2/01/22	USD	545	531,375
The Ryland Group, Inc., 6.63%, 5/01/20		135	145,800
USG Corp.:
5.88%, 11/01/21 (c)		750	796,875
5.50%, 3/01/25 (c)		54	55,080

			2,346,080
Capital Markets — 0.5%
E*TRADE Financial Corp.:
0.00%, 8/31/19 (c)(e)(f)		172	475,246
5.38%, 11/15/22		273	288,015
4.63%, 9/15/23		255	259,463
Series A, 0.00%, 8/31/19 (e)(f)		3	8,289

			1,031,013
Chemicals — 1.2%
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.38%, 5/01/21 (c)		193	207,475
Axiall Corp., 4.88%, 5/15/23		37	36,723
Celanese U.S. Holdings LLC, 4.63%, 11/15/22		85	85,637
Chemtura Corp., 5.75%, 7/15/21		91	92,251
Huntsman International LLC:
4.88%, 11/15/20		113	113,000
8.63%, 3/15/21		190	203,300
5.13%, 4/15/21	EUR	246	278,556
INEOS Group Holdings SA, 6.50%, 8/15/18		100	110,395
Momentive Performance Materials, Inc.:
3.88%, 10/24/21	USD	334	295,590
Escrow, 8.88%, 10/15/20 (a)(g)		334	—
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18		45	40,163
NOVA Chemicals Corp., 5.00%, 5/01/25 (c)		218	227,810
Platform Specialty Products Corp., 6.50%, 2/01/22 (c)		855	893,475
WR Grace & Co-Conn, 5.13%, 10/01/21 (c)		91	94,413

			2,678,788
Commercial Services & Supplies — 1.5%
Acosta, Inc., 7.75%, 10/01/22 (c)		245	253,269
ADS Waste Holdings, Inc., 8.25%, 10/01/20		92	96,140
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 4/01/23		188	193,405
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (h)	EUR	106	119,819
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (c)	USD	239	247,365
Covanta Holding Corp.:
6.38%, 10/01/22		185	197,950
5.88%, 3/01/24		117	121,095

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (concluded)
The Hertz Corp.:
4.25%, 4/01/18	USD	291	$293,183
7.38%, 1/15/21		210	220,500
Igloo Holdings Corp., 8.25% (8.25% Cash or 9.00% PIK), 12/15/17 (c)(h)		87	87,870
IVS F. SpA, 7.13%, 4/01/20	EUR	115	129,836
Laureate Education, Inc., 10.00%, 9/01/19 (c)	USD	213	201,285
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (c)		600	594,000
Verisure Holding AB:
8.75%, 9/01/18	EUR	100	114,782
Series B, 8.75%, 12/01/18		100	114,782
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (c)	USD	227	245,444

			3,230,725
Communications Equipment — 1.0%
Alcatel-Lucent USA, Inc.:
6.75%, 11/15/20 (c)		585	623,025
6.45%, 3/15/29		1,017	1,027,170
CommScope, Inc.:
5.00%, 6/15/21 (c)		103	102,871
5.50%, 6/15/24 (c)		106	106,000
Project Homestake Merger Corp., 8.88%, 3/01/23 (c)		382	382,955

			2,242,021
Computer Services — 0.1%
SunGard Data Systems, Inc., 6.63%, 11/01/19		190	195,700
Construction & Engineering — 1.0%
Abengoa Greenfield SA, 6.50%, 10/01/19 (c)		315	289,800
AECOM:
5.75%, 10/15/22 (c)		63	65,205
5.88%, 10/15/24 (c)		348	365,400
Aguila 3 SA, 7.88%, 1/31/18 (c)		400	400,000
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	100	98,385
Astaldi SpA, 7.13%, 12/01/20		200	231,234
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (c)	USD	139	130,313
Modular Space Corp., 10.25%, 1/31/19 (c)		837	665,415

			2,245,752
Construction Materials — 0.1%
Cemex SAB de CV, 5.70%, 1/11/25 (c)		200	197,300
Consumer Finance — 1.1%
Ally Financial, Inc.:
5.13%, 9/30/24		298	307,313
4.63%, 3/30/25		125	123,125
8.00%, 11/01/31		1,458	1,822,500
DFC Finance Corp., 10.50%, 6/15/20 (c)		210	164,325

			2,417,263
Containers & Packaging — 1.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (c)		200	201,000
6.00%, 6/30/21 (c)		200	196,500
4.25%, 1/15/22	EUR	110	120,643
Ball Corp., 5.00%, 3/15/22	USD	435	454,575
Berry Plastics Corp., 5.50%, 5/15/22		433	444,907
Beverage Packaging Holdings Luxembourg II SA:
5.63%, 12/15/16 (c)		96	96,360
6.00%, 6/15/17 (c)		218	218,545
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		183	192,836

40	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Containers & Packaging (concluded)
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23	USD	90	$90,787
Crown European Holdings SA, 4.00%, 7/15/22	EUR	130	150,964
Greif, Inc., 7.75%, 8/01/19	USD	69	77,711
Pactiv LLC, 7.95%, 12/15/25		200	204,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 5.75%, 10/15/20		200	206,750
Sealed Air Corp.:
8.38%, 9/15/21 (c)		68	76,500
4.88%, 12/01/22 (c)		64	65,280
5.13%, 12/01/24 (c)		194	200,790
6.88%, 7/15/33 (c)		63	66,307
SIG Combibloc Holdings SCA, 7.75%, 2/15/23	EUR	100	113,664
Tekni-Plex, Inc., 9.75%, 6/01/19 (c)	USD	66	70,950

			3,249,069
Distributors — 0.3%
American Tire Distributors, Inc., 10.25%, 3/01/22 (c)		473	491,920
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	100	114,729

			606,649
Diversified Consumer Services — 0.1%
Service Corp. International U.S., 4.50%, 11/15/20	USD	300	304,500
Diversified Financial Services — 0.6%
General Motors Financial Co., Inc.:
3.15%, 1/15/20		385	389,580
4.25%, 5/15/23		200	207,192
4.00%, 1/15/25		470	479,361
MSCI, Inc., 5.25%, 11/15/24 (c)		202	208,817

			1,284,950
Diversified Telecommunication Services — 4.2%
Altice Financing SA:
6.50%, 1/15/22 (c)		360	369,450
5.25%, 2/15/23	EUR	100	113,842
6.63%, 2/15/23 (c)	USD	245	252,350
Altice Finco SA, 8.13%, 1/15/24 (c)		300	317,437
Avaya, Inc.:
7.00%, 4/01/19 (c)		370	367,225
10.50%, 3/01/21 (c)		131	111,350
CenturyLink, Inc., 6.45%, 6/15/21		30	32,363
Columbus International, Inc., 7.38%, 3/30/21 (c)		370	388,963
Consolidated Communications, Inc., 6.50%, 10/01/22 (c)		160	162,000
Frontier Communications Corp.:
8.50%, 4/15/20		70	78,575
6.25%, 9/15/21		190	190,475
7.13%, 1/15/23		235	240,287
7.63%, 4/15/24		105	109,331
6.88%, 1/15/25		200	198,000
Intelsat Jackson Holdings SA:
6.63%, 12/15/22		426	411,090
5.50%, 8/01/23		633	597,394
Level 3 Communications, Inc., 8.88%, 6/01/19		170	178,925
Level 3 Financing, Inc.:
8.13%, 7/01/19		268	281,735
7.00%, 6/01/20		221	235,917
6.13%, 1/15/21		45	47,194
5.38%, 8/15/22		718	738,867
5.63%, 2/01/23 (c)		662	680,205
Telecom Italia Capital SA, 6.00%, 9/30/34		70	72,275
Telecom Italia SpA:
6.38%, 6/24/19	GBP	150	248,336

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (concluded)
4.88%, 9/25/20	EUR	100	$122,699
4.50%, 1/25/21		145	174,966
5.88%, 5/19/23	GBP	200	331,923
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	200	234,404
6.75%, 8/15/24		210	252,898
Wind Acquisition Finance SA:
6.50%, 4/30/20 (c)	USD	200	212,000
4.00%, 7/15/20	EUR	305	330,469
4.08%, 7/15/20 (d)		165	176,972
Ziggo Bond Finance BV:
4.63%, 1/15/25		100	111,433
5.88%, 1/15/25 (c)	USD	600	628,500

			8,999,850
Electric Utilities — 0.4%
AES Corp., 7.38%, 7/01/21		154	170,940
CE Energy AS, 7.00%, 2/01/21	EUR	100	110,213
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19 (c)	USD	13	13,032
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.50% (10.50% Cash or 11.25% PIK), 11/01/16 (a)(g)(h)		5,370	483,300
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	100	110,186

			887,671
Electrical Equipment — 0.3%
GrafTech International Ltd., 6.38%, 11/15/20	USD	103	82,657
Sensata Technologies BV:
5.63%, 11/01/24 (c)		72	76,680
5.00%, 10/01/25 (c)		341	345,689
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	105	117,964

			622,990
Electronic Equipment, Instruments & Components — 0.8%
Belden, Inc., 5.50%, 4/15/23		260	299,483
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22	USD	545	585,030
5.00%, 9/01/23		121	122,815
5.50%, 12/01/24		623	652,593

			1,659,921
Energy Equipment & Services — 0.1%
Pacific Drilling SA, 5.38%, 6/01/20 (c)		210	168,000
Pioneer Energy Services Corp., 6.13%, 3/15/22		99	75,240
Seventy Seven Energy, Inc., 6.50%, 7/15/22		86	39,130

			282,370
Food & Staples Retailing — 0.7%
Findus Bondco SA, 9.13%, 7/01/18	EUR	100	113,842
Rite Aid Corp.:
9.25%, 3/15/20	USD	90	99,225
6.75%, 6/15/21		340	361,675
6.13%, 4/01/23 (c)		718	735,950
7.70%, 2/15/27		100	115,500

			1,426,192
Food Products — 0.6%
Bakkavor Finance 2 PLC, 8.75%, 6/15/20	GBP	100	162,432
Boparan Finance PLC, 5.50%, 7/15/21		100	130,909
H. J. Heinz Co., 4.25%, 10/15/20	USD	457	468,882
R&R PIK PLC, 9.25% (9.25% Cash or 9.75% PIK), 5/15/18 (h)	EUR	213	231,917
Smithfield Foods, Inc.:
5.88%, 8/01/21 (c)	USD	52	54,535
6.63%, 8/15/22		120	128,400

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	41

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Food Products (concluded)
The WhiteWave Foods Co., 5.38%, 10/01/22	USD	80	$86,000

			1,263,075
Health Care Equipment & Supplies — 0.5%
Alere, Inc.:
7.25%, 7/01/18		315	334,294
8.63%, 10/01/18		146	151,840
6.50%, 6/15/20		48	49,560
ConvaTec Healthcare E SA, 10.50%, 12/15/18 (c)		200	211,200
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		114	119,415
Hologic, Inc., 6.25%, 8/01/20		135	140,063

			1,006,372
Health Care Providers & Services — 5.3%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		85	85,106
5.63%, 2/15/23 (c)		554	563,695
Amsurg Corp., 5.63%, 7/15/22		1,447	1,479,557
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19		52	54,210
Care UK Health & Social Care PLC, 5.56%, 7/15/19 (d)	GBP	100	140,181
Catamaran Corp., 4.75%, 3/15/21	USD	581	645,636
Centene Corp., 4.75%, 5/15/22		119	123,463
CHS/Community Health Systems, Inc., 6.88%, 2/01/22		501	535,444
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		928	946,560
Envision Healthcare Corp., 5.13%, 7/01/22 (c)		170	173,825
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24 (c)		174	182,265
HCA Holdings, Inc.:
6.25%, 2/15/21		280	302,736
7.75%, 5/15/21		570	606,514
HCA, Inc.:
6.50%, 2/15/20		314	353,564
5.88%, 3/15/22		485	536,987
4.75%, 5/01/23		462	479,325
5.00%, 3/15/24		468	496,080
5.38%, 2/01/25		411	431,036
5.25%, 4/15/25		170	183,600
Series 1, 5.88%, 5/01/23		53	57,240
HealthSouth Corp.:
5.13%, 3/15/23		130	132,275
5.75%, 11/01/24		222	230,880
Kindred Healthcare, Inc., 6.38%, 4/15/22		70	70,613
MPH Acquisition Holdings LLC, 6.63%, 4/01/22 (c)		90	93,263
Omnicare, Inc.:
4.75%, 12/01/22		76	78,470
5.00%, 12/01/24		64	66,880
Priory Group No. 3 PLC, 7.00%, 2/15/18	GBP	119	182,838
Surgical Care Affiliates, Inc., 6.00%, 4/01/23 (c)	USD	89	89,667
Teleflex, Inc., 6.88%, 6/01/19		155	161,587
Tenet Healthcare Corp.:
6.25%, 11/01/18		69	74,779
5.50%, 3/01/19 (c)		212	213,590
6.00%, 10/01/20		422	447,320
4.50%, 4/01/21		54	52,920
4.38%, 10/01/21		142	138,805
8.13%, 4/01/22		453	499,433
Truven Health Analytics, Inc., 10.63%, 6/01/20		180	189,000
Voyage Care BondCo PLC, 6.50%, 8/01/18	GBP	100	152,789

			11,252,133

Corporate Bonds		Par (000)	Value
Health Care Technology — 0.3%
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (c)	USD	410	$424,350
IMS Health, Inc., 6.00%, 11/01/20 (c)		110	114,537

			538,887
Hotels, Restaurants & Leisure — 2.2%
ARAMARK Services, Inc., 5.75%, 3/15/20		448	468,160
Brunswick Corp., 4.63%, 5/15/21 (c)		84	84,630
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	155	171,038
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	180	280,022
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	USD	150	157,875
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	EUR	215	233,201
MGM Resorts International:
8.63%, 2/01/19	USD	243	277,020
6.75%, 10/01/20		223	239,167
6.63%, 12/15/21		73	77,973
7.75%, 3/15/22		340	382,925
6.00%, 3/15/23		240	246,600
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (c)		41	42,486
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	112,911
Snai SpA, 7.63%, 6/15/18		100	112,094
Station Casinos LLC, 7.50%, 3/01/21	USD	803	855,195
Sterling Entertainment Enterprises LLC, 9.75%, 11/25/19		475	484,500
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	167	258,886
Series A4, 5.66%, 6/30/27		181	266,378
Waterford Gaming LLC/Waterford Gaming Financial Corp., 8.63% (c)(i)	USD	150	375

			4,751,436
Household Durables — 1.8%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		109	113,905
Beazer Homes USA, Inc.:
6.63%, 4/15/18		131	135,913
5.75%, 6/15/19		263	257,083
7.50%, 9/15/21		216	211,140
D.R. Horton, Inc., 4.00%, 2/15/20		434	440,076
Jarden Corp., 7.50%, 5/01/17		75	82,687
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (c)		177	185,850
Lennar Corp.:
4.50%, 11/15/19		170	174,675
4.75%, 11/15/22		180	183,150
Magnolia BC SA, 9.00%, 8/01/20	EUR	200	222,576
PulteGroup, Inc., 6.38%, 5/15/33	USD	30	31,050
Shea Homes LP/Shea Homes Funding Corp.:
5.88%, 4/01/23 (c)		230	234,025
6.13%, 4/01/25 (c)		233	234,747
Standard Pacific Corp.:
8.38%, 1/15/21		685	792,887
5.88%, 11/15/24		94	96,585
TRI Pointe Holdings, Inc.:
4.38%, 6/15/19 (c)		175	170,844
5.88%, 6/15/24 (c)		120	117,300
William Lyon Homes, Inc., 8.50%, 11/15/20		110	119,075

			3,803,568
Household Products — 0.2%
Spectrum Brands, Inc.:
6.63%, 11/15/22		225	240,750

42	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Household Products (concluded)
6.13%, 12/15/24 (c)	USD	249	$265,807

			506,557
Independent Power and Renewable Electricity Producers — 1.4%
AES Corp.:
4.88%, 5/15/23		176	171,600
5.50%, 3/15/24		269	268,327
Calpine Corp.:
6.00%, 1/15/22 (c)		301	322,070
5.38%, 1/15/23		137	137,000
5.88%, 1/15/24 (c)		145	156,673
5.50%, 2/01/24		351	354,071
5.75%, 1/15/25		62	62,465
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75%, 11/01/19 (c)		515	533,025
7.38%, 11/01/22 (c)		130	136,663
Mirant Mid-Atlantic Pass-Through Trust:
Series B, 9.13%, 6/30/17		93	97,715
Series C, 10.06%, 12/30/28		395	432,075
NRG Energy, Inc.:
7.88%, 5/15/21		203	218,225
6.25%, 5/01/24		130	130,975

			3,020,884
Insurance — 0.6%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (c)		266	273,980
CNO Financial Group, Inc., 6.38%, 10/01/20 (c)		37	39,035
Genworth Holdings, Inc., 4.80%, 2/15/24		100	84,125
HUB International Ltd., 7.88%, 10/01/21 (c)		237	242,925
Pension Insurance Corp. PLC, 6.63%, 7/03/24	GBP	100	153,803
Radian Group, Inc.:
2.25%, 3/01/19 (e)	USD	72	115,425
5.50%, 6/01/19		356	371,575

			1,280,868
Internet & Catalog Retail — 0.1%
Netflix, Inc.:
5.50%, 2/15/22 (c)		219	223,927
5.88%, 2/15/25 (c)		79	81,074

			305,001
Internet Software & Services — 0.7%
Equinix, Inc.:
5.38%, 1/01/22		105	109,463
5.75%, 1/01/25		122	127,185
IAC/InterActiveCorp., 4.88%, 11/30/18		117	120,510
VeriSign, Inc., 5.25%, 4/01/25 (c)		61	62,220
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20		329	372,593
6.00%, 4/01/23 (c)		631	634,155

			1,426,126
IT Services — 0.1%
WEX, Inc., 4.75%, 2/01/23 (c)		190	188,575
Life Sciences Tools & Services — 0.2%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (c)		320	344,000
JLL/Delta Dutch Newco BV, 7.50%, 2/01/22 (c)		95	98,800

			442,800
Machinery — 1.0%
CNH Industrial Finance Europe SA, 2.75%, 3/18/19	EUR	205	225,608
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22		100	99,191

Corporate Bonds		Par (000)	Value
Machinery (concluded)
Jurassic Holdings III, Inc., 6.88%, 2/15/21 (c)	USD	112	$97,440
The Manitowoc Co., Inc., 5.88%, 10/15/22		185	198,875
Oshkosh Corp., 5.38%, 3/01/25 (c)		57	58,710
Schaeffler Holding Finance BV:
6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (h)	EUR	160	179,834
6.25% (6.25% Cash or 6.75% PIK), 11/15/19 (c)(h)	USD	682	721,215
5.75% (5.75% Cash or 6.50% PIK), 10/15/21 (h)	EUR	100	115,992
6.75% (6.75% Cash or 7.25% PIK), 11/15/22 (c)(h)	USD	282	304,560
Terex Corp., 6.00%, 5/15/21		190	194,750

			2,196,175
Marine — 0.2%
Global Ship Lease, Inc., 10.00%, 4/01/19 (c)		495	517,275
Media — 7.1%
Altice SA:
7.25%, 5/15/22	EUR	200	224,081
7.75%, 5/15/22 (c)	USD	460	467,763
6.25%, 2/15/25	EUR	100	107,498
AMC Networks, Inc., 7.75%, 7/15/21	USD	225	244,125
Cablevision Systems Corp., 5.88%, 9/15/22		216	226,260
CCOH Safari LLC:
5.50%, 12/01/22		437	446,833
5.75%, 12/01/24		979	1,008,370
Cengage Learning Acquisitions, Inc., 0.00%, 4/15/20 (a)(f)(g)		230	—
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (c)		220	219,725
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		331	343,413
Series B, 7.63%, 3/15/20		183	192,607
Series B, 6.50%, 11/15/22		492	517,830
Cleopatra Finance Ltd.:
4.13%, 2/15/20	EUR	100	108,465
6.25%, 2/15/22 (c)	USD	200	195,500
4.75%, 2/15/23	EUR	125	136,834
DISH DBS Corp.:
5.13%, 5/01/20	USD	446	449,345
5.00%, 3/15/23		220	213,906
5.88%, 11/15/24		523	523,654
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (c)		24	23,400
Gannett Co., Inc.:
4.88%, 9/15/21 (c)		163	166,260
6.38%, 10/15/23		203	220,255
5.50%, 9/15/24 (c)		110	115,087
Gray Television, Inc., 7.50%, 10/01/20		91	95,777
iHeartCommunications, Inc.:
9.00%, 12/15/19		176	174,240
9.00%, 3/01/21		287	274,803
9.00%, 9/15/22		345	329,475
Interactive Data Corp., 5.88%, 4/15/19 (c)		320	323,200
Lamar Media Corp., 5.00%, 5/01/23		30	30,675
LIN Television Corp., 5.88%, 11/15/22 (c)		120	122,400
Live Nation Entertainment, Inc.:
7.00%, 9/01/20 (c)		69	73,485
5.38%, 6/15/22 (c)		47	47,940
MDC Partners, Inc., 6.75%, 4/01/20 (c)		595	626,981
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (c)		125	130,000
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (c)		173	184,029
Nexstar Broadcasting, Inc., 6.88%, 11/15/20		68	71,740

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	43

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (concluded)
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/01/20	USD	410	$417,175
Numericable-SFR, 5.38%, 5/15/22	EUR	100	112,374
Numericable-SFR SAS:
6.00%, 5/15/22 (c)	USD	755	764,437
5.63%, 5/15/24	EUR	100	113,449
6.25%, 5/15/24 (c)	USD	483	489,037
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		229	239,877
5.63%, 2/15/24 (c)		37	38,757
Radio One, Inc., 9.25%, 2/15/20 (c)		132	126,060
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (c)		410	434,600
Regal Entertainment Group, 5.75%, 2/01/25		48	48,000
Sinclair Television Group, Inc., 5.63%, 8/01/24 (c)		120	122,100
Sirius XM Radio, Inc.:
4.25%, 5/15/20 (c)		90	89,100
6.00%, 7/15/24 (c)		165	173,250
5.38%, 4/15/25 (c)		205	206,025
Townsquare Media, Inc., 6.50%, 4/01/23 (c)		103	103,515
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (c)		200	209,260
4.00%, 1/15/25	EUR	148	165,694
Univision Communications, Inc.:
8.50%, 5/15/21 (c)	USD	178	190,237
5.13%, 5/15/23 (c)		485	492,275
5.13%, 2/15/25 (c)		473	483,051
Virgin Media Finance PLC, 5.75%, 1/15/25 (c)		400	415,120
Virgin Media Secured Finance PLC, 6.00%, 4/15/21	GBP	540	839,802
Wave Holdco LLC/Wave Holdco Corp., 8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (c)(h)	USD	270	276,413

			15,185,564
Metals & Mining — 2.8%
Alcoa, Inc.:
6.15%, 8/15/20		345	389,267
5.13%, 10/01/24		784	839,125
5.90%, 2/01/27		14	15,417
6.75%, 1/15/28		31	35,639
5.95%, 2/01/37		18	18,895
Constellium NV:
8.00%, 1/15/23 (c)		610	638,975
5.75%, 5/15/24 (c)		255	240,975
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	130	136,354
FMG Resources August 2006 Property Ltd., 6.88%, 4/01/22 (c)	USD	138	101,947
Global Brass & Copper, Inc., 9.50%, 6/01/19		155	166,625
Novelis, Inc.:
8.38%, 12/15/17		245	256,025
8.75%, 12/15/20		1,133	1,213,726
Officine Maccaferri SpA, 5.75%, 6/01/21	EUR	100	107,513
Ovako AB, 6.50%, 6/01/19		100	106,858
Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.00%, 10/15/17	USD	110	111,100
Steel Dynamics, Inc.:
5.13%, 10/01/21 (c)		275	276,719
6.38%, 8/15/22		125	133,437
SunCoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.38%, 2/01/20 (c)		123	126,075
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (c)		1,095	1,168,913

			6,083,585

Corporate Bonds		Par (000)	Value
Multiline Retail — 0.6%
Debenhams PLC, 5.25%, 7/15/21	GBP	115	$168,858
Family Dollar Stores, Inc., 5.00%, 2/01/21	USD	176	185,089
Family Tree Escrow LLC:
5.75%, 3/01/20 (c)		79	82,753
5.75%, 3/01/23 (c)		784	825,160
Hema Bondco I BV, 6.25%, 6/15/19	EUR	100	90,724

			1,352,584
Oil, Gas & Consumable Fuels — 10.9%
Antero Resources Corp.:
6.00%, 12/01/20	USD	96	96,048
5.38%, 11/01/21		296	287,120
5.13%, 12/01/22		36	34,560
Arch Coal, Inc.:
7.00%, 6/15/19		156	36,660
7.25%, 10/01/20		66	23,430
7.25%, 6/15/21		48	11,040
Baytex Energy Corp., 5.13%, 6/01/21 (c)		71	65,143
Berry Petroleum Co. LLC:
6.75%, 11/01/20		92	74,750
6.38%, 9/15/22		163	126,733
Bonanza Creek Energy, Inc.:
6.75%, 4/15/21		373	362,743
5.75%, 2/01/23		452	415,840
Calfrac Holdings LP, 7.50%, 12/01/20 (c)		665	590,187
California Resources Corp.:
5.50%, 9/15/21 (c)		163	144,614
6.00%, 11/15/24 (c)		685	601,087
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18		348	362,790
Chaparral Energy, Inc., 7.63%, 11/15/22		115	77,050
Chesapeake Energy Corp.:
6.88%, 11/15/20		40	41,800
6.13%, 2/15/21		138	139,725
4.88%, 4/15/22		230	215,625
5.75%, 3/15/23		86	83,850
Cimarex Energy Co., 4.38%, 6/01/24		120	119,100
Concho Resources, Inc.:
5.50%, 10/01/22		160	161,200
5.50%, 4/01/23		365	367,701
CONSOL Energy, Inc., 5.88%, 4/15/22		1,525	1,380,125
CrownRock LP/CrownRock Finance, Inc.:
7.13%, 4/15/21 (c)		433	431,376
7.75%, 2/15/23 (c)		100	101,250
Denbury Resources, Inc.:
6.38%, 8/15/21		171	161,167
5.50%, 5/01/22		159	142,703
4.63%, 7/15/23		18	15,435
Diamondback Energy, Inc., 7.63%, 10/01/21		321	337,853
Energy Transfer Equity LP, 5.88%, 1/15/24		1,056	1,114,080
EP Energy LLC/Everest Acquisition Finance,Inc., 6.88%, 5/01/19		192	196,800
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		27	26,055
Halcon Resources Corp.:
9.75%, 7/15/20		167	117,735
8.88%, 5/15/21		146	101,470
9.25%, 2/15/22		97	66,930
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/01/20 (c)		380	409,450
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.63%, 4/15/21 (c)		145	150,800
5.00%, 12/01/24 (c)		663	623,220
Kinder Morgan, Inc.:
7.25%, 6/01/18		110	124,796
7.75%, 1/15/32		65	79,998
Laredo Petroleum, Inc., 7.38%, 5/01/22		212	218,625

44	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21	USD	110	$86,900
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19		210	165,900
8.63%, 4/15/20		103	87,807
7.75%, 2/01/21		55	43,725
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23		643	636,570
MEG Energy Corp.:
6.50%, 3/15/21 (c)		262	242,350
6.38%, 1/30/23 (c)		84	77,280
7.00%, 3/31/24 (c)		850	801,125
Memorial Production Partners LP/Memorial Production Finance Corp.:
7.63%, 5/01/21		79	71,890
6.88%, 8/01/22 (c)		163	144,255
Memorial Resource Development Corp., 5.88%, 7/01/22 (c)		613	576,220
Newfield Exploration Co., 5.38%, 1/01/26		67	67,678
NGPL PipeCo LLC:
7.12%, 12/15/17 (c)		77	76,711
9.63%, 6/01/19 (c)		92	91,080
Oasis Petroleum, Inc.:
7.25%, 2/01/19		120	118,800
6.50%, 11/01/21		100	95,500
6.88%, 1/15/23		65	63,050
Offshore Group Investment Ltd., 7.50%, 11/01/19		293	167,010
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (c)		378	381,780
Peabody Energy Corp.:
6.00%, 11/15/18		130	102,700
6.50%, 9/15/20		123	76,260
6.25%, 11/15/21		90	55,350
7.88%, 11/01/26		225	135,563
Precision Drilling Corp.:
6.63%, 11/15/20		40	37,700
5.25%, 11/15/24 (c)		173	144,455
QEP Resources, Inc.:
5.38%, 10/01/22		65	63,863
5.25%, 5/01/23		171	167,580
Range Resources Corp.:
5.00%, 8/15/22		37	36,815
5.00%, 3/15/23		88	87,560
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.75%, 9/01/20		75	81,000
5.00%, 10/01/22		91	94,640
4.50%, 11/01/23		587	589,935
Rockies Express Pipeline LLC:
5.63%, 4/15/20 (c)		300	313,530
6.88%, 4/15/40 (c)		346	377,140
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 7/15/22		52	51,220
Rosetta Resources, Inc.:
5.88%, 6/01/22		78	73,515
5.88%, 6/01/24		101	93,930
RSP Permian, Inc., 6.63%, 10/01/22 (c)		147	147,735
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		300	299,250
5.75%, 5/15/24		1,038	1,043,190
5.63%, 3/01/25 (c)		491	485,476
Sabine Pass LNG LP, 6.50%, 11/01/20		193	199,755
Sanchez Energy Corp.:
7.75%, 6/15/21		84	81,480
6.13%, 1/15/23		509	457,464

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
SandRidge Energy, Inc.:
8.75%, 1/15/20	USD	183	$118,950
7.50%, 3/15/21		25	15,500
7.50%, 2/15/23		80	48,800
Seven Generations Energy Ltd., 8.25%, 5/15/20 (c)		1,010	1,030,200
SM Energy Co.:
6.13%, 11/15/22 (c)		530	527,350
6.50%, 1/01/23		28	28,560
5.00%, 1/15/24		92	86,618
Southern Star Central Corp., 5.13%, 7/15/22 (c)		162	166,455
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		137	142,480
Sunoco LP/Sunoco Finance Corp., 6.25%, 4/01/23 (c)		98	100,940
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.38%, 8/01/22		41	42,947
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (c)		272	281,520
Ultra Petroleum Corp., 5.75%, 12/15/18 (c)		372	335,730
Whiting Petroleum Corp., 6.25%, 4/01/23 (c)		227	225,865
Williams Partners LP/ACMP Finance Corp.:
5.88%, 4/15/21		176	183,755
6.13%, 7/15/22		225	238,387
WPX Energy, Inc., 5.25%, 9/15/24		198	174,141

			23,279,599
Paper & Forest Products — 0.1%
Clearwater Paper Corp., 4.50%, 2/01/23		36	35,460
PH Glatfelter Co., 5.38%, 10/15/20		34	34,765
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (c)		213	214,065

			284,290
Pharmaceuticals — 3.2%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (c)(h)		75	76,219
Endo Finance LLC & Endo Finco, Inc.:
7.00%, 12/15/20 (c)		47	48,997
7.25%, 1/15/22 (c)		51	54,124
Endo Finance LLC/Endo Ltd./Endo Finco., Inc., 6.00%, 2/01/25 (c)		757	779,710
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 8/01/22 (c)		530	547,225
Par Pharmaceutical Cos., Inc., 7.38%, 10/15/20		192	202,560
Pinnacle Merger Sub, Inc., 9.50%, 10/01/23 (c)		40	44,400
Valeant Pharmaceuticals International:
7.00%, 10/01/20 (c)		98	102,287
6.38%, 10/15/20 (c)		744	772,830
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (c)		40	42,150
7.50%, 7/15/21 (c)		341	368,812
5.63%, 12/01/21 (c)		127	128,905
7.25%, 7/15/22 (c)		55	58,163
5.50%, 3/01/23 (c)		729	734,467
VRX Escrow Corp.:
5.38%, 3/15/20 (c)		383	386,351
4.50%, 5/15/23	EUR	125	135,246
5.88%, 5/15/23 (c)	USD	1,255	1,286,375
6.13%, 4/15/25 (c)		1,016	1,051,560

			6,820,381
Professional Services — 0.1%
TMF Group Holding BV, 9.88%, 12/01/19	EUR	200	230,146

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	45

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) — 0.9%
Felcor Lodging LP:
6.75%, 6/01/19	USD	95	$98,563
5.63%, 3/01/23		68	70,210
The GEO Group, Inc.:
5.88%, 1/15/22		272	286,960
5.88%, 10/15/24		220	228,800
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		180	184,950
iStar Financial, Inc.:
3.00%, 11/15/16 (e)		336	397,950
4.00%, 11/01/17		135	133,313
5.00%, 7/01/19		95	95,000
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21		336	343,560

			1,839,306
Real Estate Management & Development — 1.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (c)		122	111,020
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20		570	565,725
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (c)		150	160,500
The Howard Hughes Corp., 6.88%, 10/01/21 (c)		97	101,607
Kennedy-Wilson, Inc., 5.88%, 4/01/24		114	114,285
Realogy Group LLC:
7.63%, 1/15/20 (c)		838	901,897
9.00%, 1/15/20 (c)		117	127,530
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (c)		757	766,463
5.25%, 12/01/21 (c)		437	443,555
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (c)		69	68,310
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(g)		95	—

			3,360,892
Road & Rail — 0.5%
EC Finance PLC, 5.13%, 7/15/21	EUR	100	113,281
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (c)	USD	507	510,803
JCH Parent, Inc., 10.50% (10.50% Cash or 11.25% PIK), 3/15/19 (c)(h)		446	401,163
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (c)		99	99,000

			1,124,247
Semiconductors & Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		35	33,513
Micron Technology, Inc., 5.50%, 2/01/25 (c)		300	302,250
NXP BV/NXP Funding LLC:
5.75%, 2/15/21 (c)		200	211,500
5.75%, 3/15/23 (c)		200	212,500

			759,763
Software — 2.1%
Audatex North America, Inc., 6.00%, 6/15/21 (c)		245	259,087
BMC Software Finance, Inc., 8.13%, 7/15/21 (c)		78	71,370
Epicor Software Corp., 8.63%, 5/01/19		250	261,250
First Data Corp.:
7.38%, 6/15/19 (c)		306	319,770
6.75%, 11/01/20 (c)		250	266,250
8.25%, 1/15/21 (c)		450	481,500
11.25%, 1/15/21		4	4,550
12.63%, 1/15/21		14	16,590

Corporate Bonds		Par (000)	Value
Software (concluded)
10.63%, 6/15/21	USD	171	$194,513
11.75%, 8/15/21		574	663,687
8.75% (8.75% Cash or 8.85% PIK), 1/15/22 (c)(h)		27	29,059
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (c)(h)		234	231,733
Infor U.S., Inc., 6.50%, 5/15/22 (c)		482	494,050
Nuance Communications, Inc., 5.38%, 8/15/20 (c)		220	222,200
Open Text Corp., 5.63%, 1/15/23 (c)		511	530,163
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (c)		386	413,985

			4,459,757
Specialty Retail — 0.6%
3AB Optique Developpement SAS, 5.63%, 4/15/19	EUR	100	102,955
Asbury Automotive Group, Inc., 6.00%, 12/15/24	USD	142	147,325
CST Brands, Inc., 5.00%, 5/01/23		59	60,180
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (c)		318	337,080
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, 8/15/19		85	86,487
Penske Automotive Group, Inc.:
5.75%, 10/01/22		116	121,800
5.38%, 12/01/24		166	170,980
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/23		75	79,125
THOM Europe SAS, 7.38%, 7/15/19	EUR	120	134,836

			1,240,768
Technology Hardware, Storage & Peripherals — 0.2%
Nokia OYJ:
5.00%, 10/26/17 (e)		100	314,101
6.63%, 5/15/39	USD	158	187,230

			501,331
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22		60	65,550
New Look Bondco I PLC, 8.75%, 5/14/18	GBP	100	155,015
Springs Industries, Inc., 6.25%, 6/01/21	USD	133	131,337
Twin Set-Simona Barbieri SpA, 5.96%, 7/15/19 (d)	EUR	100	91,396

			443,298
Thrifts & Mortgage Finance — 0.3%
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (c)	USD	200	194,000
6.88%, 4/15/22 (c)		401	372,930
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (c)		110	114,400

			681,330
Trading Companies & Distributors — 3.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 5.00%, 10/01/21 (c)		450	477,563
Aircastle Ltd.:
7.63%, 4/15/20		12	13,800
5.13%, 3/15/21		137	143,165
5.50%, 2/15/22		85	90,419
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (c)		120	121,500
Ashtead Capital, Inc., 5.63%, 10/01/24 (c)		200	208,000
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (c)		109	112,270
H&E Equipment Services, Inc., 7.00%, 9/01/22		660	679,800

46	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Trading Companies & Distributors (concluded)
HD Supply, Inc.:
11.00%, 4/15/20	USD	936	$1,062,360
7.50%, 7/15/20		1,407	1,505,490
5.25%, 12/15/21 (c)		1,318	1,357,540
International Lease Finance Corp.:
4.63%, 4/15/21		71	73,485
5.88%, 8/15/22		210	233,100
Travis Perkins PLC, 4.38%, 9/15/21	GBP	100	155,749
United Rentals North America, Inc.:
7.38%, 5/15/20	USD	64	69,160
8.25%, 2/01/21		248	267,840
7.63%, 4/15/22		65	71,110
5.75%, 11/15/24		541	558,583
5.50%, 7/15/25		136	138,550

			7,339,484
Transportation Infrastructure — 0.2%
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	211	239,355
Silk Bidco AS, 7.50%, 2/01/22		100	111,288

			350,643
Wireless Telecommunication Services — 4.3%
Crown Castle International Corp., 5.25%, 1/15/23	USD	366	384,300
Digicel Group Ltd.:
8.25%, 9/30/20 (c)		550	550,825
7.13%, 4/01/22 (c)		440	402,600
Digicel Ltd., 6.00%, 4/15/21 (c)		1,475	1,401,250
DigitalGlobe, Inc., 5.25%, 2/01/21 (c)		59	59,000
Inmarsat Finance PLC, 4.88%, 5/15/22 (c)		136	136,000
Intelsat Luxembourg SA, 8.13%, 6/01/23		310	285,200
Play Finance 2 SA, 5.25%, 2/01/19	EUR	110	122,641
SBA Communications Corp.:
5.63%, 10/01/19	USD	60	63,270
4.88%, 7/15/22 (c)		272	266,441
Sprint Capital Corp.:
6.88%, 11/15/28		180	165,150
8.75%, 3/15/32		165	170,363
Sprint Communications, Inc.:
9.00%, 11/15/18 (c)		865	992,587
7.00%, 3/01/20 (c)		797	878,693
Sprint Corp.:
7.88%, 9/15/23		689	702,780
7.13%, 6/15/24		429	418,275
7.63%, 2/15/25		300	298,500
T-Mobile USA, Inc.:
6.63%, 4/28/21		548	574,030
6.13%, 1/15/22		38	39,187
6.73%, 4/28/22		75	78,937
6.50%, 1/15/24		572	597,740
6.38%, 3/01/25		567	585,087

			9,172,856
Total Corporate Bonds — 76.4%			163,781,959

Floating Rate Loan Interests (d)		Par (000)	Value
Aerospace & Defense — 0.3%
B/E Aerospace, Inc., Term Loan, 4.00%, 12/16/21		314	316,437
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		330	306,452

			622,889

Floating Rate Loan Interests (d)		Par (000)	Value
Air Freight & Logistics — 0.2%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21	USD	115	$107,168
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		120	111,884
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		21	19,290
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		165	154,323

			392,665
Biotechnology — 0.1%
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.18%, 2/27/21		177	176,875
Chemicals — 0.4%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		548	465,843
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 3.75%, 2/01/20		118	117,208
Macdermid, Inc. (Platform Specialty Products Co.), Tranche B-2 Term Loan, 4.75%, 6/07/20		50	50,560
Oxea Finance & Cy SCA (Oxea Finance LLC), Term Loan (Second Lien), 8.25%, 7/15/20		150	138,750

			772,361
Commercial Services & Supplies — 0.1%
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		227	225,852
Communications Equipment — 0.1%
Riverbed Technology, Inc., Term Loan B, 5.00%, 2/25/22		145	146,305
Construction & Engineering — 0.0%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		95	91,706
Construction Materials — 0.1%
Stardust Finance Holdings, Inc., Senior Lien Term Loan, 6.50%, 3/13/22		138	137,249
Electric Utilities — 0.5%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 6/19/16		489	490,549
Texas Competitive Electric Holdings Co. LLC (TXU):
2017 Term Loan (Extending), 4.66%, 10/10/17		390	233,664
DIP Delayed Draw Term Loan (2014), 3.75%, 5/05/16		423	425,252

			1,149,465
Electronic Equipment, Instruments & Components — 0.1%
Dell International LLC, Term Loan, 3.75%, 10/29/18		137	137,071
Energy Equipment & Services — 0.0%
American Energy — Marcellus LLC, Initial Loan (First Lien), 5.25%, 8/04/20		80	67,837
Food & Staples Retailing — 0.0%
BJ’s Wholesale Club, Inc., 2013 (November) Replacement Loan (Second Lien), 8.50%, 3/26/20		110	109,084
Health Care Providers & Services — 0.3%
CHS/Community Health Systems, Inc., 2021 Term D Loan, 4.25%, 1/27/21		243	244,097

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	47

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)		Par (000)	Value
Health Care Providers & Services (concluded)
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/03/20	USD	75	$75,059
Valeant Pharmaceuticals International, Inc., Series F-2 Tranche B Delayed Draw, 3.25%, 3/11/22		319	320,019

			639,175
Hotels, Restaurants & Leisure — 1.4%
Amaya Holdings BV, Initial Term B Loan (Second Lien), 8.00%, 8/01/22		783	779,995
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		1,078	1,019,588
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		208	209,117
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		99	99,474
La Quinta Intermediate Holdings LLC, Initial Term Loan, 4.00%, 4/14/21		137	137,358
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		140	140,528
Travelport Finance (Luxembourg) S.à r.l., Initial Term Loan, 5.75%, 9/02/21		534	538,044

			2,924,104
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.:
Term Loan (10/12), 4.00%, 10/09/19		184	184,310
Term Loan (3/11), 4.00%, 4/01/18		20	19,932

			204,242
Internet Software & Services — 0.2%
Amaya Holdings BV, Initial Term B Loan (First Lien), 5.00%, 8/01/21		49	48,693
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.00%, 7/02/19		293	292,809

			341,502
Machinery — 0.5%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19		331	313,134
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/05/21		677	673,643
Onex Wizard Acquisition Co. II SCA, Initial Dollar Term Loan, 5.25%, 3/11/22		185	186,502

			1,173,279
Media — 0.9%
Advantage Sales & Marketing, Inc.:
Initial Term Loan (First Lien), 4.25%, 7/23/21		129	129,170
Term Loan (Second Lien), 7.50%, 7/25/22		195	194,959
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.):
Term Loan, 7.00%, 6/30/15 (a)(g)		49	—
Term Loan, 7.00%, 3/31/20		704	706,281
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 6.93%, 1/30/19		583	553,997
Interactive Data Corp., Term Loan, 4.75%, 5/02/21		283	283,758
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		124	124,058

			1,992,223
Metals & Mining — 0.1%
Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17		130	129,982

Floating Rate Loan Interests (d)		Par (000)	Value
Oil, Gas & Consumable Fuels — 0.5%
American Energy — Utica LLC:
Incremental Tranche 1 Loan (Second Lien), 11.00%, 9/30/18	USD	52	$47,439
Incremental Tranche 2 (Second Lien), 11.00%, 9/30/18		52	47,446
Loan (Second Lien), 11.00%, 9/30/18		330	301,769
Arch Coal, Inc., Term Loan, 6.25%, 5/16/18		141	108,803
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18		469	466,092
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		88	88,299

			1,059,848
Pharmaceuticals — 0.2%
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Term B-2 Loan, 4.00%, 9/30/19		50	49,647
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Facility, 3.25%, 3/11/22		416	417,803

			467,450
Real Estate Management & Development — 0.0%
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 0.03% - 4.40%, 10/10/16		12	12,309
Road & Rail — 0.3%
The Hertz Corp.:
Tranche B-1 Term Loan, 4.00%, 3/11/18		115	114,563
Tranche B-2 Term Loan, 3.50%, 3/11/18		449	446,740

			561,303
Semiconductors & Semiconductor Equipment — 0.3%
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.à r.l.), Term Loan, 3.75%, 5/06/21		155	155,267
Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 4.25%, 2/28/20		479	479,780

			635,047
Software — 0.7%
First Data Corp.:
2018 New Dollar Term Loan, 3.67%, 3/23/18		1,132	1,130,498
2018B Second New Term Loan, 3.67%, 9/24/18		50	49,927
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		174	178,190
TIBCO Software, Inc., Term Loan, 6.50%, 12/04/20		95	94,911

			1,453,526
Specialty Retail — 0.1%
PetSmart, Inc., Term Loan, 5.00%, 3/11/22		235	236,699
Trading Companies & Distributors — 0.1%
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18		301	301,287
Total Floating Rate Loan Interests — 7.6%			16,161,335

Foreign Agency Obligations		Par (000)	Value
Brazil — 0.1%
Petrobras Global Finance BV, 4.75%, 1/14/25	EUR	100	96,758

48	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Foreign Agency Obligations		Par (000)		Value
Germany — 0.0%
HSH Nordbank AG, 0.88%, 2/14/17 (d)	EUR	50		$45,362
Total Foreign Agency Obligations — 0.1%				142,120

Non-Agency Mortgage-Backed Securities		Par (000)		Value
Commercial Mortgage-Backed Securities — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (c)(d)	USD	442		454,003

Other Interests (j)		Beneficial Interest (000)		Value
Household Durables — 0.2%
Stanley-Martin, Class B Membership Units (a)		—	(k)	322,200

Preferred Securities

Capital Trusts		Par (000)		Value
Banks — 3.2%
Banco Bilbao Vizcaya Argentaria SA, 7.00% (d)(i)	EUR	200		221,232
Bank of America Corp.,
Series V, 5.13% (d)(i)	USD	625		614,000
Series X, 6.25% (d)(i)		1,445		1,472,094
Series Z, 6.50% (d)(i)		355		375,413
Barclays PLC, 8.00% (d)(i)	EUR	600		717,001
Citigroup, Inc.,
5.95% (d)(i)	USD	150		151,875
Series D, 5.35% (d)(i)		110		106,425
Series O, 5.88% (d)(i)		315		318,150
JPMorgan Chase & Co.,
Series 1, 7.90% (d)(i)		325		349,781
Series S, 6.75% (d)(i)		709		769,265
Series U, 6.13% (d)(i)		131		133,607
Series V, 5.00% (d)(i)		440		432,278
Series X, 6.10% (d)(i)		175		180,250
Wells Fargo & Co.,
Series S, 5.90% (d)(i)		265		275,931
Series U, 5.88% (d)(i)		615		650,485

				6,767,787
Capital Markets — 0.8%
The Goldman Sachs Group, Inc., Series L, 5.70% (d)(i)		553		568,899
Morgan Stanley,
Series H, 5.45% (d)(i)		545		549,087
Series J, 5.55% (d)(i)		225		227,250
UBS Group AG,
7.13% (d)(i)		200		208,340
5.13% (d)(i)	EUR	200		225,662

				1,779,238
Consumer Finance — 0.2%
American Express Co., Series C, 4.90% (d)(i)	USD	420		426,090
Wireless Telecommunication Services — 0.1%
Orange SA, 4.25% (d)(i)	EUR	125		143,637

Capital Trusts		Par (000)	Value
Wireless Telecommunication Services (concluded)
Telefonica Europe BV, 4.20% (d)(i)	EUR	100	$113,492

			257,129
Total Capital Trusts — 4.3%			9,230,244

Preferred Stocks		Shares	Value
Capital Markets — 0.0%
State Street Corp., 5.90%		2,151	58,701
Consumer Finance — 0.1%
Ally Financial, Inc., 8.50%		4,004	106,787
Diversified Financial Services — 0.1%
Concrete Investment II SCA (a)		623	90,434
RBS Capital Funding Trust VI, 6.25%		6,875	170,638

			261,072
Hotels, Restaurants & Leisure — 0.8%
Amaya Gaming Group, Inc. (a)		1,516	1,669,270
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp., 5.75%		274	239,719
Total Preferred Stocks — 1.1%			2,335,549

Trust Preferreds		Shares	Value
Consumer Finance — 0.4%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (d)		32,966	865,357
Diversified Financial Services — 0.1%
RBS Capital Funding Trust VII, Series G, 6.08% (i)		9,177	227,314
Total Trust Preferreds — 0.5%			1,092,671
Total Preferred Securities — 5.9%			12,658,464
Total Long-Term Investments (Cost — $205,338,261) — 94.7%			202,819,460

Short-Term Securities		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (l)(m)		8,833,709	8,833,709
Total Short-Term Securities (Cost — $8,833,709) — 4.1%			8,833,709
Total Investments — 98.8% (Cost — $214,171,970*)			211,653,169
Other Assets Less Liabilities — 1.2%			2,661,074

Net Assets — 100.0%			$214,314,243

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	49

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$214,863,339

Gross unrealized appreciation	$4,688,056
Gross unrealized depreciation	(7,898,226)

Net unrealized depreciation	$(3,210,170)

(a)	Non-income producing security.

(b)	Security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Convertible security.

(f)	Zero-coupon bond.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(k)	Amount is less than $500.

(l)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	9,095,612	(261,903)	8,833,709	$1,281

(m)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(72)	E-Mini S&P 500 Futures	Chicago Mercantile	June 2015	USD	7,418,880	$(56,302)
(24)	Russell 2000 Mini Index Futures	InterContinental Exchange	June 2015	USD	2,997,360	(55,086)
Total						$(111,388)

•	As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	291,000	USD	322,250	BNP Paribas S.A.	4/21/15	$(9,262)
EUR	308,000	USD	330,952	Morgan Stanley Capital Services LLC	4/21/15	321
EUR	327,000	USD	350,034	UBS AG	4/21/15	1,675
GBP	338,000	USD	495,399	The Bank of New York Mellon	4/21/15	5,915
USD	2,784,833	CAD	3,332,000	UBS AG	4/21/15	154,741
USD	11,148,794	EUR	9,661,000	Citibank N.A.	4/21/15	757,795
USD	73,812	EUR	65,000	Goldman Sachs Bank USA	4/21/15	3,900
USD	114,217	EUR	100,000	Goldman Sachs Bank USA	4/21/15	6,661
USD	118,545	EUR	104,000	Goldman Sachs Bank USA	4/21/15	6,687
USD	114,839	EUR	100,000	Goldman Sachs Bank USA	4/21/15	7,283
USD	368,037	EUR	324,800	Goldman Sachs Bank USA	4/21/15	18,695
USD	114,791	EUR	100,000	Morgan Stanley Capital Services LLC	4/21/15	7,235
USD	136,620	EUR	125,000	Royal Bank of Scotland PLC	4/21/15	2,175
USD	128,690	EUR	115,000	Standard Chartered Bank	4/21/15	5,000
USD	18,280	EUR	16,000	State Street Bank and Trust Co.	4/21/15	1,071

50	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	210,648	EUR	185,000	UBS AG	4/21/15	$11,669
USD	4,083,549	GBP	2,692,000	Bank of America N.A.	4/21/15	90,834
USD	62,337	GBP	42,000	Morgan Stanley Capital Services LLC	4/21/15	76
USD	197,155	GBP	133,000	TD Securities, Inc.	4/21/15	(108)
Total						$1,072,363

•	As of March 31, 2015, centrally cleared credit default swaps - sold protection outstanding were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 24
Version 1	5.00%	Chicago Mercantile	6/20/20	B+	USD	9,735	$48,276

[1]	Using Standard & Poor’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$6,463,694	$2,835,685	—	$9,299,379
Corporate Bonds.	—	163,059,279	$722,680	163,781,959
Floating Rate Loan Interests	—	15,454,956	706,379	16,161,335
Foreign Agency Obligations	—	142,120	—	142,120
Non-Agency Mortgage-Backed Securities	—	454,003	—	454,003
Other Interests	—	—	322,200	322,200
Preferred Securities	1,668,516	9,230,244	1,759,704	12,658,464
Short-Term Securities	8,833,709	—	—	8,833,709

Total	$16,965,919	$191,176,287	$3,510,963	$211,653,169

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	51

Schedule of Investments (concluded)	BlackRock High Yield V.I. Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$48,276	—	$48,276
Foreign currency exchange contracts	—	1,081,733	—	1,081,733
Liabilities:
Equity contracts	$(111,388)	—	—	(111,388)
Foreign currency exchange contracts	—	(9,370)	—	(9,370)

Total	$(111,388)	$1,120,639	—	$1,009,251

[1]    Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$132,781	—	—	$132,781
Cash pledged for financial futures contracts	477,000	—	—	477,000
Cash pledged for centrally cleared swaps	535,000	—	—	535,000
Liabilities:
Bank overdraft	—	$(61,048)	—	(61,048)

Total	$1,144,781	$(61,048)	—	$1,083,733

During the period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Total
Assets:
Opening Balance, as of December 31, 2014	$742,307	$1,329,102	$316,575	$1,814,169	$4,202,153
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(571,678)	—	—	(571,678)
Accrued discounts/premiums	—	461	—	—	461
Net realized gain (loss)	—	217	—	—	217
Net change in unrealized appreciation/depreciation[1]	22,539	39,946	5,625	(54,465)	13,645
Purchases	—	5,968	—	—	5,968
Sales	(42,166)	(97,637)	—	—	(139,803)

Closing Balance, as of March 31, 2015	$722,680	$706,379	$322,200	$1,759,704	$3,510,963

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015[1]	$22,539	$39,946	$5,625	$(54,465)	$13,645

[1]    Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

52	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock International V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 1.5%
Healthscope Ltd.	773,495	$1,798,251
Belgium — 2.7%
KBC Groep NV (a)	54,053	3,340,589
Denmark — 5.3%
Genmab A/S (a)	46,365	3,479,742
Novo Nordisk A/S, Class B	56,459	3,013,995

		6,493,737
France — 5.2%
Cie de Saint-Gobain	81,475	3,577,334
Société Générale SA	57,105	2,757,134

		6,334,468
Germany — 3.3%
Deutsche Post AG, Registered Shares	129,645	4,039,059
Hong Kong — 3.1%
Sands China Ltd.	914,800	3,782,913
Ireland — 2.4%
Shire PLC	37,302	2,973,818
Israel — 2.8%
Teva Pharmaceutical Industries Ltd. - ADR	54,353	3,386,192
Japan — 12.1%
Kyowa Hakko Kirin Co. Ltd.	180,000	2,346,267
Mazda Motor Corp.	246,900	5,002,646
Recruit Holdings Co. Ltd.	145,600	4,542,933
Trend Micro, Inc.	87,600	2,886,464

		14,778,310
Mexico — 2.6%
Grupo Televisa SAB - ADR (a)	95,964	3,167,772
Netherlands — 6.3%
Akzo Nobel NV	51,392	3,885,714
ING Groep NV - CVA (a)	257,385	3,770,155

		7,655,869
Switzerland — 6.6%
Cie Financiere Richemont SA, Registered Shares	44,078	3,541,707
Syngenta AG, Registered Shares	13,160	4,470,828

		8,012,535
Taiwan — 2.5%
MediaTek, Inc.	224,000	3,025,291
United Kingdom — 26.5%
AstraZeneca PLC	94,119	6,458,271
Imperial Tobacco Group PLC	75,146	3,296,359
Kingfisher PLC	1,140,477	6,434,625
Liberty Global PLC, Series A (a)	100,249	5,159,816
Royal Mail PLC	758,056	4,916,878

Common Stocks	Shares	Value
United Kingdom (concluded)
Vodafone Group PLC	1,878,734	$6,147,800

		32,413,749
United States — 12.8%
AMETEK, Inc.	59,821	3,142,995
Discovery Communications, Inc., Class A (a)	137,159	4,219,011
The Estee Lauder Cos., Inc., Class A	38,150	3,172,554
Las Vegas Sands Corp.	53,970	2,970,509
TripAdvisor, Inc. (a)(b)	24,940	2,074,260

		15,579,329
Total Long-Term Investments (Cost — $112,003,840) — 95.7%		116,781,882

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (c)(d)	5,476,617	5,476,617
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (c)(d)(e)	$119	119,420
Total Short-Term Securities (Cost — $5,596,037) — 4.6%		5,596,037
Total Investments (Cost — $117,599,877*) — 100.3%		122,377,919
Liabilities in Excess of Other Assets — (0.3)%		(332,010)

Net Assets — 100.0%		$122,045,909

Portfolio Abbreviations
ADR	American Depositary Receipts	GBP	British Pound
AUD	Australian Dollar	USD	U.S. Dollar
CAD	Canadian Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	53

Schedule of Investments (continued)	BlackRock International V.I. Fund

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$117,900,234

Gross unrealized appreciation	$9,489,832
Gross unrealized depreciation	(5,012,147)

Net unrealized appreciation	$4,477,685

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,241,248	235,369	5,476,617	$674
BlackRock Liquidity Series, LLC, Money Market Series	$4,207,750	$(4,088,330)	$119,420	$412

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,469,000	USD	3,620,471	Deutsche Bank AG	4/16/15	$(219,985)
CAD	5,801,000	USD	4,852,460	Credit Suisse International	4/16/15	(273,198)
GBP	5,226,000	USD	7,683,866	Goldman Sachs International	5/07/15	66,376
USD	7,860,191	GBP	5,226,000	Citibank N.A.	5/07/15	109,949
Total						$(316,858)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

54	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (concluded)	BlackRock International V.I. Fund

As of March 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$1,798,251	—	$1,798,251
Belgium	—	3,340,589	—	3,340,589
Denmark	—	6,493,737	—	6,493,737
France	—	6,334,468	—	6,334,468
Germany	—	4,039,059	—	4,039,059
Hong Kong	—	3,782,913	—	3,782,913
Ireland	—	2,973,818	—	2,973,818
Israel	$3,386,192	—	—	3,386,192
Japan	—	14,778,310	—	14,778,310
Mexico	3,167,772	—	—	3,167,772
Netherlands	—	7,655,869	—	7,655,869
Switzerland	—	8,012,535	—	8,012,535
Taiwan	—	3,025,291	—	3,025,291
United Kingdom	5,159,816	27,253,933	—	32,413,749
United States	15,579,329	—	—	15,579,329
Short-Term Securities	5,476,617	119,420	—	5,596,037

Total	$32,769,726	$89,608,193	—	$122,377,919

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$176,325	—	$176,325
Liabilities:
Foreign currency exchange contracts	—	(493,183)	—	(493,183)

Total	—	$(316,858)	—	$(316,858)

[1] Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $119,420 is categorized as Level 2 within the disclosure hierarchy.

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Long-Term Investments:
Japan	—	$(1,168,876)	$1,168,876	—
Netherlands	—	(3,877,292)	3,877,292	—
Total	—	$(5,046,168)	$5,046,168	—

[1] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	55

Consolidated Schedule of Investments March 31, 2015 (Unaudited)	BlackRock iShares® Alternative Strategies V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Commodity Funds — 12.8%
iShares Commodities Select Strategy ETF	11,800	$451,468
iShares Gold Trust (b)(c)	31,852	364,705
iShares Silver Trust (b)(c)	10,126	161,307

		977,480

Equity Funds — 38.7%
iShares International Developed Real Estate ETF	25,108	779,603
iShares MSCI All Country World Minimum Volatility ETF	28,120	2,015,923
iShares U.S. Real Estate ETF (d)	2,189	173,631

		2,969,157

Fixed Income Funds — 48.3%
iShares JPMorgan USD Emerging Markets Bond ETF (d)	19,565	2,193,628

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds (concluded)
iShares U.S. Preferred Stock ETF	37,594	$1,507,895

		3,701,523

Short-Term Securities — 24.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (e)	110,929	110,929
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (e)(f)	$1,774,582	1,774,582

		1,885,511

Total Affiliated Investment Companies (Cost — $9,419,786*) — 124.4%		9,533,671
Liabilities in Excess of Other Assets — (24.4)%		(1,868,018)

Net Assets — 100.0%		$7,665,653

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,436,363

Gross unrealized appreciation	$111,333
Gross unrealized depreciation	(14,025)

Net unrealized appreciation	$97,308

(a)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares Sold		Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	343,660	—		232,731	[2]	110,929	$110,929	$20	—
BlackRock Liquidity Series, LLC, Money Market Series	$1,119,378	$655,204	[1]	—		$1,774,582	$1,774,582	$6,019	—
iShares Commodities Select Strategy ETF	—	11,800		—		11,800	$451,468	—	—
iShares Gold Trust	23,404	8,448		—		31,852	$364,705	—	—
iShares International Developed Real Estate ETF	18,045	7,497		434		25,108	$779,603	$4,047	$(216)
iShares JPMorgan USD Emerging Markets Bond ETF	14,284	5,527		246		19,565	$2,193,628	$12,921	$(838)
iShares MSCI All Country World Minimum Volatility ETF	20,308	8,143		331		28,120	$2,015,923	—	$22
iShares Silver Trust	7,002	4,537		1,413		10,126	$161,307	—	$(1,205)
iShares U.S. Preferred Stock ETF	27,982	10,305		693		37,594	$1,507,895	$12,099	$(46)
iShares U.S. Real Estate ETF	5,517	2,390		5,718		2,189	$173,631	$4,861	$12,160

[1]	Represents net beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Non-income producing security.

(c)	All or a portion of security is held by a wholly owned subsidiary.

(d)	Security, or a portion of security, is on loan.

(e)	Represents the current yield as of report date.

Portfolio Abbreviation
ETF	Exchange Traded Fund

56	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (concluded)	BlackRock iShares® Alternative Strategies V.I. Fund

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent consolidated financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$7,759,089	$1,774,582	—	$9,533,671

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$64,624	—	—	$64,624
Liabilities:
Collateral on securities loaned at value	—	$(1,774,582)	—	(1,774,582)
Total	$64,624	$(1,774,582)	—	$(1,709,958)

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	57

Consolidated Schedule of Investments March 31, 2015 (Unaudited)	BlackRock iShares® Dynamic Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Commodity Funds — 1.3%
iShares Commodities Select Strategy ETF	1,200	$45,912
iShares Gold Trust (b)(c)	3,451	39,514
iShares Silver Trust (b)(c)	990	15,771

		101,197

Equity Funds — 53.9%
iShares Core MSCI Emerging Markets ETF	12,248	591,946
iShares International Developed Real Estate ETF	2,100	65,205
iShares International Select Dividend ETF	11,636	391,435
iShares Micro-Cap ETF	1,855	146,693
iShares MSCI All Country World Minimum Volatility ETF	3,336	239,158
iShares MSCI Canada ETF (d)	6,882	187,053
iShares MSCI EAFE ETF	10,306	661,336
iShares MSCI EAFE Small-Cap ETF	5,185	256,502
iShares MSCI Frontier 100 ETF	2,662	79,168
iShares Russell 1000 ETF	8,464	980,554
iShares Russell 2000 ETF	4,971	618,144
iShares S&P 100 ETF	1,169	105,514
iShares U.S. Real Estate ETF (d)	507	40,215

		4,362,923

Fixed Income Funds — 44.4%
iShares Agency Bond ETF (d)	4,179	478,496

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds (concluded)
iShares CMBS ETF	600	$31,296
iShares Core U.S. Credit Bond ETF	4,435	502,796
iShares Core U.S. Treasury Bond ETF	24,954	637,325
iShares iBoxx $ High Yield Corporate Bond ETF	7,038	637,713
iShares JPMorgan USD Emerging Markets Bond ETF (d)	2,134	239,264
iShares MBS ETF	7,488	826,226
iShares TIPS Bond ETF	727	82,580
iShares U.S. Preferred Stock ETF	3,973	159,357

		3,595,053

Short-Term Securities — 12.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (e)	250,514	250,514
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (e)(f)	$723,322	723,322

		973,836

Total Affiliated Investment Companies (Cost — $8,959,418*) — 111.6%		9,033,009
Liabilities in Excess of Other Assets — (11.6)%		(940,544)

Net Assets — 100.0%		$8,092,465

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$8,970,857

Gross unrealized appreciation	$144,373
Gross unrealized depreciation	(82,221)

Net unrealized appreciation	$62,152

Portfolio Abbreviation
ETF	Exchange Traded Fund

58	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock iShares® Dynamic Allocation V.I. Fund

(a)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	43,537	206,977	[1]	—	250,514	$250,514	$19	—
BlackRock Liquidity Series, LLC, Money Market Series	$123,622	$599,700	[2]	—	$723,322	$723,322	$1,247	—
iShares Agency Bond ETF	3,180	999		—	4,179	$478,496	$929	—
iShares CMBS ETF	—	600		—	600	$31,296	—	—
iShares Commodities Select Strategy ETF	—	1,200		—	1,200	$45,912	—	—
iShares Core MSCI Emerging Markets ETF	9,379	2,869		—	12,248	$591,946	—	—
iShares Core U.S. Credit Bond ETF	3,263	1,172		—	4,435	$502,796	$1,911	—
iShares Core U.S. Treasury Bond ETF	19,529	5,425		—	24,954	$637,325	$1,124	—
iShares Floating Rate Bond ETF	2,706	437		3,143	—		$109	$(169)
iShares Gold Trust	5,216	1,515		3,280	3,451	$39,514	—	$(1,068)
iShares iBoxx $ High Yield Corporate Bond ETF	5,422	1,716		100	7,038	$637,713	$4,672	$(430)
iShares International Developed Real Estate ETF	—	2,100		—	2,100	$65,205	—	—
iShares International Select Dividend ETF	8,895	2,741		—	11,636	$391,435	$2,526	—
iShares JPMorgan USD Emerging Markets Bond ETF	1,514	620		—	2,134	$239,264	$1,387	—
iShares MBS ETF	4,873	2,615		—	7,488	$826,226	$1,078	—
iShares Micro-Cap ETF	768	1,087		—	1,855	$146,693	$234	—
iShares MSCI All Country World Minimum Volatility ETF	2,417	919		—	3,336	$239,158	—	—
iShares MSCI Canada ETF	4,739	2,143		—	6,882	$187,053	—	—
iShares MSCI EAFE ETF	7,211	3,095		—	10,306	$661,336	—	—
iShares MSCI EAFE Small-Cap ETF	3,893	1,292		—	5,185	$256,502	—	—
iShares MSCI Frontier 100 ETF	2,046	616		—	2,662	$79,168	—	—
iShares Russell 1000 ETF	7,498	2,166		1,200	8,464	$980,554	$4,479	$(1,783)
iShares Russell 2000 ETF	3,919	1,332		280	4,971	$618,144	$1,909	$(5)
iShares S&P 100 ETF	1,322	447		600	1,169	$105,514	$804	$(727)
iShares Silver Trust	—	990		—	990	$15,771	—	—
iShares TIPS Bond ETF	544	183		—	727	$82,580	—	—
iShares U.S. Preferred Stock ETF	3,051	922		—	3,973	$159,357	$1,233	—
iShares U.S. Real Estate ETF	619	388		500	507	$40,215	$638	$657

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest purchased.

(b)	Non-income producing security.

(c)	All or a portion of security is held by a wholly owned subsidiary.

(d)	Security, or a portion of security, is on loan.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent consolidated financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	59

Consolidated Schedule of Investments (concluded)	BlackRock iShares® Dynamic Allocation V.I. Fund

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$8,309,687	$723,322	—	$9,033,009

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$91,378	—	—	$91,378
Liabilities:
Collateral on securities loaned at value	—	$(723,322)	—	(723,322)
Total	$91,378	$(723,322)	—	$(631,944)

During the period ended March 31, 2015, there were no transfers between levels.

60	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock iShares® Dynamic Fixed Income V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 98.3%
iShares Agency Bond ETF	7,032	$805,164
iShares CMBS ETF	1,008	52,577
iShares Core U.S. Credit Bond ETF	7,345	832,702
iShares Core U.S. Treasury Bond ETF	42,257	1,079,244
iShares iBoxx $ High Yield Corporate Bond ETF	11,806	1,069,742
iShares MBS ETF	12,348	1,362,479
iShares TIPS Bond ETF	1,419	161,184

		5,363,092

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 0.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (b)	35,125	$35,125

Total Affiliated Investment Companies (Cost — $5,341,131*) — 98.9%		5,398,217
Other Assets Less Liabilities — 1.1%		59,000

Net Assets — 100.0%		$5,457,217

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,349,355

Gross unrealized appreciation	$56,071
Gross unrealized depreciation	(7,209)

Net unrealized appreciation	$48,862

(a)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Shares Purchased	Shares Sold	Shares Held at March 31, 2015	Value at March 31, 2015	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	—	35,1251	—	35,125	$35,125	$20	—
iShares Agency Bond ETF	4,901	2,461	330	7,032	$805,164	$1,453	$(141)
iShares CMBS ETF	730	278	—	1,008	$52,577	$164	—
iShares Core U.S. Credit Bond ETF	4,715	3,107	477	7,345	$832,702	$2,776	$(413)
iShares Core U.S. Treasury Bond ETF	29,399	15,241	2,383	42,257	$1,079,244	$1,766	$(413)
iShares Floating Rate Bond ETF	3,844	1,542	5,386	—	—	$169	$(262)
iShares iBoxx $ High Yield Corporate Bond ETF	8,246	4,254	694	11,806	$1,069,742	$7,331	$(2,786)
iShares MBS ETF	7,365	5,552	569	12,348	$1,362,479	$1,653	$(41)
iShares TIPS Bond ETF	910	509	—	1,419	$161,184	—	—

[1]	Represents net shares purchased.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Portfolio Abbreviation
ETF	Exchanged Traded Fund

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	61

Schedule of Investments (concluded)	BlackRock iShares® Dynamic Fixed Income V.I. Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$5,398,217	—	—	$5,398,217

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, cash of $3,005 is categorized as Level 1 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

62	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock iShares® Equity Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 98.1%
iShares Core MSCI Emerging Markets ETF	16,059	$776,132
iShares International Select Dividend ETF	15,264	513,481
iShares Micro-Cap ETF	1,935	153,020
iShares MSCI Canada ETF (b)	9,584	260,493
iShares MSCI EAFE ETF	13,225	848,648
iShares MSCI EAFE Small-Cap ETF	6,664	329,668
iShares MSCI Frontier 100 ETF	3,458	102,841
iShares Russell 1000 ETF	11,150	1,291,728
iShares Russell 2000 ETF	6,241	776,068
iShares S&P 100 ETF	1,131	102,084

		5,154,163

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 7.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (c)	117,256	$117,256
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (c)(d)	$250,152	250,152

		367,408

Total Affiliated Investment Companies (Cost — $5,487,995*) — 105.1%		5,521,571
Liabilities in Excess of Other Assets — (5.1)%		(266,546)

Net Assets — 100.0%		$5,255,025

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,503,482

Gross unrealized appreciation	$117,720
Gross unrealized depreciation	(99,631)

Net unrealized appreciation	$18,089

(a)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	74,281	42,975	[1]	—	117,256	$117,256	$6	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$250,152	[2]	—	$250,152	$250,152	$612	—
iShares Core MSCI Emerging Markets ETF	12,062	4,155		158	16,059	$776,132	—	$(738)
iShares International Select Dividend ETF	11,016	4,419		171	15,264	$513,481	$3,201	$(972)
iShares Micro-Cap ETF	960	990		15	1,935	$153,020	$307	$19
iShares MSCI Canada ETF	6,415	3,169		—	9,584	$260,493	—	—
iShares MSCI EAFE ETF	9,279	4,093		147	13,225	$848,648	—	$(922)
iShares MSCI EAFE Small-Cap ETF	4,824	1,840		—	6,664	$329,668	—	—
iShares MSCI Frontier 100 ETF	2,476	982		—	3,458	$102,841	—	—
iShares Russell 1000 ETF	9,221	3,159		1,230	11,150	$1,291,728	$5,726	$(2,132)
iShares Russell 2000 ETF	4,684	1,667		110	6,241	$776,068	$2,292	$(360)
iShares S&P 100 ETF	856	275		—	1,131	$102,084	$512	—

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviation
ETF	Exchange Traded Fund

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	63

Schedule of Investments (concluded)	BlackRock iShares® Equity Appreciation V.I. Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$5,271,419	$250,152	—	$5,521,571

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$12,298	—	—	$12,298
Liabilities:
Collateral on securities loaned at value	—	$(250,152)	—	(250,152)
Total	$12,298	$(250,152)	—	$(237,854)

During the period ended March 31, 2015, there were no transfers between levels.

64	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Large Cap Core V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.2%
Honeywell International, Inc.	7,800	$813,618
Raytheon Co.	50,700	5,538,975

		6,352,593
Air Freight & Logistics — 1.1%
FedEx Corp.	36,310	6,007,490
Airlines — 1.7%
Southwest Airlines Co.	84,000	3,721,200
United Continental Holdings, Inc. (a)	83,100	5,588,475

		9,309,675
Auto Components — 0.6%
Lear Corp.	26,700	2,958,894
Banks — 11.7%
Bank of America Corp.	843,483	12,981,203
Citigroup, Inc.	228,299	11,761,964
JPMorgan Chase & Co.	250,983	15,204,550
SunTrust Banks, Inc.	171,830	7,060,495
U.S. Bancorp	302,435	13,207,336
Wells Fargo & Co.	47,120	2,563,328

		62,778,876
Beverages — 2.7%
Dr Pepper Snapple Group, Inc. (b)	112,700	8,844,696
Molson Coors Brewing Co., Class B	77,000	5,732,650

		14,577,346
Biotechnology — 1.9%
Amgen, Inc.	62,800	10,038,580
Capital Markets — 1.1%
The Goldman Sachs Group, Inc.	30,620	5,755,641
Chemicals — 0.6%
Cabot Corp.	31,555	1,419,975
The Dow Chemical Co.	37,400	1,794,452

		3,214,427
Communications Equipment — 3.2%
Brocade Communications Systems, Inc.	380,590	4,515,700
Cisco Systems, Inc.	316,130	8,701,478
QUALCOMM, Inc.	57,750	4,004,385

		17,221,563
Construction & Engineering — 0.7%
AECOM (a)	126,100	3,886,402
Consumer Finance — 2.4%
Discover Financial Services	154,660	8,715,091
SLM Corp. (a)	472,940	4,388,883

		13,103,974
Containers & Packaging — 0.7%
Packaging Corp. of America	49,377	3,860,788

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 0.6%
TE Connectivity Ltd.	7,510	$537,866
Zebra Technologies Corp., Class A (a)	29,411	2,668,019

		3,205,885
Energy Equipment & Services — 2.3%
Atwood Oceanics, Inc.	47,700	1,340,847
Halliburton Co.	23,070	1,012,312
Schlumberger Ltd.	100,100	8,352,344
Weatherford International PLC (a)	133,270	1,639,221

		12,344,724
Food & Staples Retailing — 4.1%
CVS Health Corp.	167,850	17,323,799
The Kroger Co.	7,760	594,882
Wal-Mart Stores, Inc.	47,980	3,946,355

		21,865,036
Food Products — 0.4%
Pilgrim’s Pride Corp. (b)	35,800	808,722
Tyson Foods, Inc., Class A	38,100	1,459,230

		2,267,952
Health Care Equipment & Supplies — 0.1%
Medtronic PLC	7,220	563,088
Health Care Providers & Services — 11.6%
Aetna, Inc.	112,300	11,963,319
Centene Corp. (a)	94,900	6,708,481
Cigna Corp.	64,000	8,284,160
Express Scripts Holding Co. (a)	18,200	1,579,214
Humana, Inc.	25,200	4,486,104
Laboratory Corp. of America Holdings (a)	47,150	5,945,143
McKesson Corp.	32,060	7,251,972
UnitedHealth Group, Inc.	80,600	9,534,174
Universal Health Services, Inc., Class B	56,065	6,599,411

		62,351,978
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	130,117	6,224,797
Las Vegas Sands Corp.	47,900	2,636,416

		8,861,213
Industrial Conglomerates — 2.5%
3M Co.	80,825	13,332,084
Insurance — 3.5%
American International Group, Inc.	220,000	12,053,800
The Travelers Cos., Inc.	62,095	6,714,332

		18,768,132
Internet & Catalog Retail — 0.5%
The Priceline Group, Inc. (a)	2,120	2,467,998

Portfolio Abbreviations
ADR	American Depositary Receipts
SPDR	Standard & Poor’s Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	65

Schedule of Investments (continued)	BlackRock Large Cap Core V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet Software & Services — 3.9%
Facebook, Inc., Class A (a)	90,850	$7,469,233
Google, Inc., Class A (a)	11,960	6,634,212
Google, Inc., Class C (a)	12,430	6,811,640

		20,915,085
IT Services — 3.9%
Alliance Data Systems Corp. (a)	3,510	1,039,838
Amdocs Ltd.	69,624	3,787,546
Cognizant Technology Solutions Corp., Class A (a)	37,400	2,333,386
DST Systems, Inc.	10,170	1,125,921
MasterCard, Inc., Class A	108,280	9,354,309
Total System Services, Inc.	78,387	2,990,464

		20,631,464
Machinery — 1.5%
Parker Hannifin Corp.	33,895	4,026,048
WABCO Holdings, Inc. (a)	31,500	3,870,720

		7,896,768
Media — 3.1%
Comcast Corp., Class A	255,800	14,445,026
Omnicom Group, Inc.	28,700	2,238,026

		16,683,052
Multiline Retail — 0.7%
Macy’s, Inc.	58,900	3,823,199
Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	45,900	1,924,128
Oil, Gas & Consumable Fuels — 4.3%
BP PLC — ADR	152,250	5,954,497
Exxon Mobil Corp.	20,375	1,731,875
Hess Corp.	52,275	3,547,904
Marathon Petroleum Corp.	24,825	2,541,832
PBF Energy, Inc., Class A	39,560	1,341,875
Suncor Energy, Inc.	227,640	6,658,470
Tesoro Corp.	16,140	1,473,421

		23,249,874
Paper & Forest Products — 0.7%
Domtar Corp. (b)	81,300	3,757,686
Pharmaceuticals — 4.7%
AstraZeneca PLC — ADR (b)	78,600	5,378,598
Johnson & Johnson	17,985	1,809,291
Merck & Co., Inc.	23,227	1,335,088
Pfizer, Inc.	16,310	567,425
Shire PLC — ADR	21,400	5,120,806
Teva Pharmaceutical Industries Ltd. — ADR	172,222	10,729,431

		24,940,639
Road & Rail — 0.9%
Norfolk Southern Corp.	33,100	3,406,652
Union Pacific Corp.	13,500	1,462,185

		4,868,837
Semiconductors & Semiconductor Equipment — 4.1%
Intel Corp.	329,430	10,301,276
Micron Technology, Inc. (a)	347,540	9,428,760
NVIDIA Corp.	108,400	2,268,270

		21,998,306
Software — 2.1%
Microsoft Corp.	169,600	6,895,088
Oracle Corp.	103,100	4,448,765

		11,343,853

Common Stocks	Shares	Value
Specialty Retail — 5.0%
The Home Depot, Inc.	74,800	$8,498,028
Lowe’s Cos., Inc.	190,000	14,134,100
Ross Stores, Inc.	42,045	4,429,861

		27,061,989
Technology Hardware, Storage & Peripherals — 5.4%
Apple Inc.	59,550	7,409,807
EMC Corp.	272,900	6,975,324
Hewlett-Packard Co.	169,721	5,288,506
Western Digital Corp.	101,460	9,233,875

		28,907,512
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp. (a)	13,800	1,005,606
Fossil Group, Inc. (a)(b)	23,300	1,921,085

		2,926,691
Total Common Stocks — 98.1%		526,023,422

Investment Companies — 0.2%
Utilities Select Sector SPDR Fund	18,400	817,512
Total Long-Term Investments (Cost — $413,025,059) — 98.3%		526,840,934

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (c)(d)	7,639,766	7,639,766

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (c)(d)(e)	$5,756	5,755,752
Total Short-Term Securities (Cost — $13,395,518) — 2.5%		13,395,518
Total Investments (Cost — $426,420,577*) — 100.8%		540,236,452
Liabilities in Excess of Other Assets — (0.8)%		(4,253,174)

Net Assets — 100.0%		$535,983,278

66	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (concluded)	BlackRock Large Cap Core V.I. Fund

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$428,071,466

Gross unrealized appreciation	$123,588,550
Gross unrealized depreciation	(11,423,564)

Net unrealized appreciation	$112,164,986

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	10,463,699	(2,823,933)	7,639,766	$1,798
BlackRock Liquidity Series, LLC, Money Market Series	—	$5,755,752	$5,755,752	$4,243

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$526,023,422	—	—	$526,023,422
Investment Companies	817,512	—	—	817,512
Short-Term Securities	7,639,766	$5,755,752	—	13,395,518

Total	$534,480,700	$5,755,752	—	$540,236,452

[1] See above Schedule of Investments for values in each industry.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $5,755,752 is categorized as level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	67

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Large Cap Growth V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
Honeywell International, Inc.	2,100	$219,051
Lockheed Martin Corp.	2,770	562,199
Rockwell Collins, Inc.	8,900	859,295

		1,640,545
Air Freight & Logistics — 1.2%
FedEx Corp.	10,570	1,748,807
Airlines — 2.0%
Delta Air Lines, Inc.	3,460	155,562
Southwest Airlines Co.	24,500	1,085,350
United Continental Holdings, Inc. (a)	25,710	1,728,997

		2,969,909
Auto Components — 0.6%
Lear Corp.	7,600	842,232
Banks — 2.4%
U.S. Bancorp	65,650	2,866,935
Wells Fargo & Co.	12,120	659,328

		3,526,263
Beverages — 2.7%
The Coca-Cola Co.	36,560	1,482,508
Dr Pepper Snapple Group, Inc. (b)	31,150	2,444,652

		3,927,160
Biotechnology — 3.0%
Amgen, Inc.	27,360	4,373,496
Chemicals — 2.2%
The Dow Chemical Co.	12,650	606,947
PPG Industries, Inc.	11,470	2,586,944

		3,193,891
Communications Equipment — 1.4%
QUALCOMM, Inc.	29,200	2,024,728
Construction & Engineering — 0.5%
AECOM (a)	25,130	774,507
Consumer Finance — 2.4%
Discover Financial Services	38,600	2,175,110
SLM Corp.	149,102	1,383,667

		3,558,777
Containers & Packaging — 0.7%
Packaging Corp. of America	13,197	1,031,873
Electrical Equipment — 0.4%
SolarCity Corp. (a)(b)	10,520	539,466
Electronic Equipment, Instruments & Components — 0.8%
TE Connectivity Ltd.	5,430	388,897
Zebra Technologies Corp., Class A (a)	8,469	768,265

		1,157,162

Common Stocks	Shares	Value
Energy Equipment & Services — 3.1%
Atwood Oceanics, Inc.	9,800	$275,478
Halliburton Co.	11,210	491,895
Oceaneering International, Inc.	13,200	711,876
Schlumberger Ltd.	37,950	3,166,548

		4,645,797
Food & Staples Retailing — 3.5%
CVS Health Corp.	40,700	4,200,647
The Kroger Co.	2,040	156,386
Wal-Mart Stores, Inc.	10,480	861,980

		5,219,013
Food Products — 0.3%
Pilgrim’s Pride Corp. (b)	7,130	161,067
Tyson Foods, Inc., Class A	7,640	292,612

		453,679
Health Care Providers & Services — 10.0%
Aetna, Inc.	27,500	2,929,575
Centene Corp. (a)	31,330	2,214,718
Cigna Corp.	15,510	2,007,614
Laboratory Corp. of America Holdings (a)	9,510	1,199,116
McKesson Corp.	11,400	2,578,680
UnitedHealth Group, Inc.	11,110	1,314,202
Universal Health Services, Inc., Class B	20,857	2,455,077

		14,698,982
Hotels, Restaurants & Leisure — 0.8%
Las Vegas Sands Corp.	22,500	1,238,400
Industrial Conglomerates — 2.6%
3M Co.	23,660	3,902,717
Insurance — 1.2%
The Travelers Cos., Inc.	16,010	1,731,161
Internet & Catalog Retail — 1.0%
The Priceline Group, Inc. (a)	1,290	1,501,754
Internet Software & Services — 6.7%
Facebook, Inc., Class A (a)	41,340	3,398,768
Google, Inc., Class A (a)	5,685	3,153,470
Google, Inc., Class C (a)	5,955	3,263,340

		9,815,578
IT Services — 7.7%
Alliance Data Systems Corp. (a)	9,260	2,743,275
Amdocs Ltd.	10,730	583,712
Cognizant Technology Solutions Corp., Class A (a)	20,160	1,257,782
DST Systems, Inc.	16,570	1,834,465
FleetCor Technologies, Inc. (a)	1,000	150,920
MasterCard, Inc., Class A	36,070	3,116,087
Total System Services, Inc.	31,030	1,183,795

Portfolio Abbreviations
ADR	American Depositary Receipts

68	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Large Cap Growth V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
Visa, Inc., Class A	7,080	$463,103

		11,333,139
Machinery — 2.4%
Dover Corp.	4,850	335,232
Parker Hannifin Corp.	13,650	1,621,347
Snap-On, Inc.	2,000	294,120
WABCO Holdings, Inc. (a)	10,500	1,290,240

		3,540,939
Media — 4.5%
Comcast Corp., Class A	81,500	4,602,305
Omnicom Group, Inc.	16,140	1,258,597
The Walt Disney Co.	7,290	764,648

		6,625,550
Multiline Retail — 0.5%
Macy’s, Inc.	10,320	669,871
Oil, Gas & Consumable Fuels — 1.8%
Marathon Petroleum Corp.	3,328	340,754
PBF Energy, Inc., Class A	12,196	413,688
Suncor Energy, Inc.	64,840	1,896,570

		2,651,012
Pharmaceuticals — 3.1%
Shire PLC - ADR	6,830	1,634,351
Teva Pharmaceutical Industries Ltd. - ADR	47,968	2,988,406

		4,622,757
Road & Rail — 1.1%
Norfolk Southern Corp.	9,030	929,368
Union Pacific Corp.	6,430	696,433

		1,625,801
Semiconductors & Semiconductor Equipment — 3.4%
Intel Corp.	53,890	1,685,140
Micron Technology, Inc. (a)	99,700	2,704,861
NVIDIA Corp.	33,400	698,895

		5,088,896
Software — 5.3%
Microsoft Corp.	129,690	5,272,547
Oracle Corp.	58,840	2,538,946

		7,811,493

Common Stocks	Shares	Value
Specialty Retail — 7.4%
The Home Depot, Inc.	32,230	$3,661,650
Lowe’s Cos., Inc.	51,800	3,853,402
Ross Stores, Inc.	12,361	1,302,355
The TJX Cos., Inc.	29,000	2,031,450

		10,848,857
Technology Hardware, Storage & Peripherals — 6.8%
Apple Inc.	56,700	7,055,181
EMC Corp.	83,310	2,129,404
Western Digital Corp.	9,900	900,999

		10,085,584
Textiles, Apparel & Luxury Goods — 1.3%
Deckers Outdoor Corp. (a)	4,600	335,202
Fossil Group, Inc. (a)(b)	8,100	667,845
VF Corp.	12,990	978,277

		1,981,324
Total Long-Term Investments (Cost — $108,608,265) — 95.9%		141,401,120

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (c)(d)	5,177,345	5,177,345

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (c)(d)(e)	$2,269	2,269,325
Total Short-Term Securities (Cost — $7,446,670) — 5.1%		7,446,670
Total Investments (Cost — $116,054,935*) — 101.0%		148,847,790
Liabilities in Excess of Other Assets — (1.0)%		(1,446,918)

Net Assets — 100.0%		$147,400,872

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$116,082,725

Gross unrealized appreciation	$35,415,171
Gross unrealized depreciation	(2,650,106)

Net unrealized appreciation	$32,765,065

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	7,115,934	(1,938,589)	5,177,345	$454
BlackRock Liquidity Series, LLC, Money Market Series	$418,385	$1,850,940	$2,269,325	$5,059

(d)	Represents the current yield as of report date.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	69

Schedule of Investments (concluded)	BlackRock Large Cap Growth V.I. Fund

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation
7	E-Mini S&P 500 Futures	Chicago Mercantile	June 2015	$	721,280	$1,521

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments.)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$141,401,120	—	—	$141,401,120
Short-Term Securities	5,177,345	$2,269,325	—	7,446,670

Total	$146,578,465	$2,269,325	—	$148,847,790

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$1,521	—	—	$1,521
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are catergorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$54,000	—	—	$54,000
Liabilities:
Collateral on securities loaned at value	—	$(2,269,325)	—	(2,269,325)

Total	$54,000	$(2,269,325)	—	$(2,215,325)

During the period ended March 31, 2015, there were no transfers between levels.

70	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Large Cap Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.0%
Raytheon Co.	15,825	$1,728,881
Rockwell Collins, Inc.	5,300	511,715

		2,240,596
Air Freight & Logistics — 1.3%
FedEx Corp.	8,810	1,457,616
Airlines — 1.9%
Southwest Airlines Co.	21,040	932,072
United Continental Holdings, Inc. (a)	17,100	1,149,975

		2,082,047
Auto Components — 0.5%
Lear Corp.	5,300	587,346
Banks — 18.0%
Bank of America Corp.	255,513	3,932,345
Citigroup, Inc.	71,168	3,666,575
JPMorgan Chase & Co.	76,396	4,628,070
SunTrust Banks, Inc.	46,620	1,915,616
U.S. Bancorp	78,335	3,420,889
Wells Fargo & Co.	44,450	2,418,080

		19,981,575
Beverages — 1.2%
Molson Coors Brewing Co., Class B	18,100	1,347,545
Biotechnology — 1.0%
Amgen, Inc.	7,160	1,144,526
Capital Markets — 1.9%
The Goldman Sachs Group, Inc.	11,378	2,138,723
Chemicals — 1.0%
Cabot Corp.	7,634	343,530
The Dow Chemical Co.	15,080	723,538

		1,067,068
Communications Equipment — 3.6%
Brocade Communications Systems, Inc.	81,564	967,757
Cisco Systems, Inc.	110,300	3,036,008

		4,003,765
Construction & Engineering — 0.9%
AECOM (a)	33,600	1,035,552
Consumer Finance — 2.7%
Discover Financial Services	35,815	2,018,175
SLM Corp. (a)	104,058	965,658

		2,983,833
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B (a)	4,665	673,253
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity Ltd.	1,240	88,809

Common Stocks	Shares	Value
Energy Equipment & Services — 0.7%
Atwood Oceanics, Inc.	10,100	$283,911
Halliburton Co.	5,310	233,003
Weatherford International PLC (a)	20,390	250,797

		767,711
Food & Staples Retailing — 5.6%
CVS Health Corp.	47,945	4,948,403
Wal-Mart Stores, Inc.	14,720	1,210,720

		6,159,123
Food Products — 0.4%
Pilgrim’s Pride Corp. (b)	7,700	173,943
Tyson Foods, Inc., Class A	8,200	314,060

		488,003
Health Care Equipment & Supplies — 0.1%
Medtronic PLC	1,530	119,325
Health Care Providers & Services — 10.0%
Aetna, Inc.	25,400	2,705,862
Cigna Corp.	15,100	1,954,544
Humana, Inc.	5,360	954,187
Laboratory Corp. of America Holdings (a)	10,010	1,262,161
UnitedHealth Group, Inc.	22,940	2,713,573
Universal Health Services, Inc., Class B	13,011	1,531,525

		11,121,852
Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	29,365	1,404,822
Household Products — 0.1%
The Procter & Gamble Co.	1,300	106,522
Industrial Conglomerates — 3.0%
3M Co.	15,775	2,602,086
General Electric Co.	30,455	755,589

		3,357,675
Insurance — 4.9%
American International Group, Inc.	62,400	3,418,896
The Chubb Corp.	4,065	410,972
The Travelers Cos., Inc.	14,810	1,601,405

		5,431,273
IT Services — 2.3%
Amdocs Ltd.	15,451	840,534
DST Systems, Inc.	8,840	978,676
Total System Services, Inc.	18,151	692,461

		2,511,671
Machinery — 1.1%
Parker Hannifin Corp.	10,700	1,270,946

Portfolio Abbreviations
ADR	American Depositary Receipts
SPDR	Standard & Poor’s Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	71

Schedule of Investments (continued)	BlackRock Large Cap Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media — 2.2%
Comcast Corp., Class A	42,430	$2,396,022
Multiline Retail — 0.9%
Macy’s, Inc.	15,700	1,019,087
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	15,600	653,952
Oil, Gas & Consumable Fuels — 8.2%
BP PLC — ADR	46,400	1,814,704
Chevron Corp.	4,050	425,169
Exxon Mobil Corp.	36,590	3,110,150
Hess Corp.	14,430	979,364
Marathon Petroleum Corp.	3,885	397,785
PBF Energy, Inc., Class A	10,450	354,464
Suncor Energy, Inc.	52,565	1,537,526
Tesoro Corp.	5,149	470,052

		9,089,214
Paper & Forest Products — 1.0%
Domtar Corp.	23,150	1,069,993
Pharmaceuticals — 6.4%
AstraZeneca PLC — ADR	16,600	1,135,938
Johnson & Johnson	8,975	902,885
Merck & Co., Inc.	22,475	1,291,863
Pfizer, Inc.	39,790	1,384,294
Teva Pharmaceutical Industries Ltd. — ADR	38,173	2,378,178

		7,093,158
Road & Rail — 0.4%
Norfolk Southern Corp.	3,940	405,505
Semiconductors & Semiconductor Equipment — 4.0%
Intel Corp.	76,170	2,381,836
Micron Technology, Inc. (a)	67,740	1,837,786
NVIDIA Corp.	10,000	209,250

		4,428,872
Software — 0.9%
Microsoft Corp.	11,910	484,201
Oracle Corp.	12,040	519,526

		1,003,727

Common Stocks	Shares	Value
Specialty Retail — 2.8%
Lowe’s Cos., Inc.	41,960	$3,121,404
Technology Hardware, Storage & Peripherals — 4.3%
EMC Corp.	49,490	1,264,964
Hewlett-Packard Co.	46,007	1,433,578
Seagate Technology PLC	1,580	82,207
Western Digital Corp.	22,380	2,036,804

		4,817,553
Total Common Stocks — 97.9%		108,669,664

Investment Companies — 0.3%
Utilities Select Sector SPDR Fund	7,600	337,668
Total Long-Term Investments (Cost — $82,374,062) — 98.2%		109,007,332

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (c)(d)	1,330,984	1,330,984

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (c)(d)(e)	$183	182,732
Total Short-Term Securities (Cost — $1,513,716) — 1.4%		1,513,716
Total Investments (Cost — $83,887,778*) — 99.6%		110,521,048
Other Assets Less Liabilities — 0.4%		481,041

Net Assets — 100.0%		$111,002,089

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$85,277,948

Gross unrealized appreciation	$27,128,753
Gross unrealized depreciation	(1,885,653)

Net unrealized appreciation	$25,243,100

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	626,837	704,147	1,330,984	$275
BlackRock Liquidity Series, LLC, Money Market Series	—	$182,732	$182,732	$772

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

72	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (concluded)	BlackRock Large Cap Value V.I. Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$108,669,664	—	—	$108,669,664
Investment Companies	337,668	—	—	337,668
Short-Term Securities	1,330,984	$182,732	—	1,513,716

Total	$110,338,316	$182,732	—	$110,521,048

[1] See above Schedule of Investments for values in each industry.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $182,732 is categorized as level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	73

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Managed Volatility V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)	Par (000)	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class A, 1.07%, 10/25/34	$7	$6,938
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.77%, 12/25/34	8	7,326
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.73%, 4/25/35	1	1,298
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, 1.67%, 9/25/34	13	11,177
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.47%, 1/25/35	13	12,239
Total Asset-Backed Securities — 0.2%		38,978

Investment Companies	Shares	Value
iShares 1-3 Year Credit Bond ETF (b)	10,156	1,071,763
iShares Core U.S. Aggregate Bond ETF (b)(c)	24,611	2,742,404
iShares MSCI EAFE ETF (b)	27,461	1,762,172
SPDR Barclays International Treasury Bond ETF	80,574	4,280,091
Total Investment Companies — 46.5%		9,856,430

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations — 0.4%
Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 9/25/37	$31	$24,640
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(d)	26	26,556
Series 2011-5R, Class 2A1, 4.74%, 8/27/46 (a)(d)	24	23,027
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 0.97%, 11/25/34 (a)	6	5,832
Total Non-Agency Mortgage-Backed Securities — 0.4%		80,055
Total Long-Term Investments (Cost — $10,510,336) — 47.1%		9,975,463

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (b)(e)	10,461,926	10,461,926

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (b)(e)(f)	$397	397,250
Total Short-Term Securities (Cost — $10,859,176) — 51.3%		10,859,176
Total Investments (Cost — $21,369,512*) — 98.4%		20,834,639
Other Assets Less Liabilities — 1.6%		344,828

Net Assets — 100.0%		$21,179,467

Portfolio Abbreviations
AUD CAD	Australian Dollar Canadian Dollar	EUR FTSE	Euro Financial Times Stock Exchange	SPDR TWD	Standard & Poor’s Depositary Receipts New Taiwan Dollar
CHF	Swiss Franc	GBP	British Pound
ETF	Exchange Traded Fund	JPY	Japanese Yen

74	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Managed Volatility V.I. Fund

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$21,369,456

Gross unrealized appreciation	$40,842
Gross unrealized depreciation	(575,659)

Net unrealized depreciation	$(534,817)

(a)	Variable rate security. Rate shown is as of report date.

(b)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	8,221,571	2,240,355	[1]	10,461,926	$10,461,926	$1,476
BlackRock Liquidity Series, LLC, Money Market Series	—	$397,250	[1]	$397,250	$397,250	$912
iShares 1-3 Year Credit Bond ETF	10,156	—		10,156	$1,071,763	$1,824
iShares Core U.S. Aggregate Bond ETF	24,611	—		24,611	$2,742,404	$8,904
iShares MSCI EAFE ETF	27,461	—		27,461	$1,762,172	—

[1]	Represents net shares/beneficial interest purchased.

(c)	Security, or a portion of security, is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/(Short)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
19	CAC 40 10 Euro Futures	Paris	April 2015	$	1,028,838	$1,450
7	IBEX 35 Index	Madrid	April 2015	$	864,843	38,991
84	SGX CNX Nifty Index	Singapore	April 2015	$	1,434,552	(22,499)
13	Australian Government Bonds (3 Year)	Sydney	June 2015	$	1,115,397	5,069
3	Australian Government Bonds (10 Year)	Sydney	June 2015	$	303,155	4,851
4	DAX Index	Eurex	June 2015	$	1,291,424	852
5	FTSE/MIB Index	Milan	June 2015	$	613,374	11,764
12	Nikkei 225 Index	Osaka	June 2015	$	1,922,041	57,131
(3)	AUD Currency Futures	Chicago Mercantile	June 2015	$	227,430	1,780
(1)	CAD Currency Futures	Chicago Mercantile	June 2015	$	78,920	(377)
(1)	CHF Currency Futures	Chicago Mercantile	June 2015	$	128,937	(4,363)
(23)	EUR Currency Futures	Chicago Mercantile	June 2015	$	3,091,775	(33,279)
(3)	FTSE 100 Index	London	June 2015	$	299,363	1,974
(9)	GBP Currency Futures	Chicago Mercantile	June 2015	$	834,581	211
(25)	JPY Currency Futures	Chicago Mercantile	June 2015	$	2,608,125	(28,389)
(45)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2015	$	9,862,031	(22,554)
(35)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2015	$	4,207,383	(41,066)
(14)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	$	1,804,688	(11,860)
Total						$(40,314)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	75

Schedule of Investments (continued)	BlackRock Managed Volatility V.I. Fund

•	As of March 31, 2015, OTC total return swaps outstanding were as follows:

Reference Entity	Fixed Notional Amount	Counterparty	Expiration Date	Contract Amount	Value	Premiums Paid (Received)	Unrealized Depreciation
TAIEX Futures
Contracts April
2015	TWD 21,102,297[1]	Deutsche Bank AG	4/15/15	11	$(700)	—	$(700)

[1]	Fund receives the total return of the reference entity and pays the floating rate. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$38,978	—	$38,978
Investment Companies	$9,856,430	—	—	9,856,430
Non-Agency Mortgage-Backed Securities	—	80,055	—	80,055
Short-Term Securities	10,461,926	397,250	—	10,859,176

Total	$20,318,356	$516,283	—	$20,834,639

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$112,162	—	—	$112,162
Foreign currency exchange contracts	1,991	—	—	1,991
Interest rate contracts	9,920	—	—	9,920
Liabilities:
Equity contracts	(22,499)	$(700)	—	(23,199)
Foreign currency exchange contracts	(66,408)	—	—	(66,408)
Interest rate contracts	(75,480)	—	—	(75,480)

Total	$(40,314)	$(700)	—	$(41,014)

[1] Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

76	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (concluded)	BlackRock Managed Volatility V.I. Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$103,207	—	—	$103,207
Foreign currency at value	41,355	—	—	41,355
Cash pledged for financial futures contracts	701,000	—	—	701,000
Liabilities:
Collateral on securities loaned at value	—	$(397,250)	—	(397,250)

Total	$845,562	$(397,250)	—	$448,312

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	77

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Money Market V.I. Fund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 20.3%
BMO Harris Bank N.A., 0.28%, 8/27/15 (a)	$9,000	$9,000,000
Citibank N.A.:
0.24%, 5/05/15	9,000	9,000,000
0.25%, 5/11/15	1,000	1,000,000
State Street Bank and Trust Co., 0.31%, 10/01/15 (a)	7,000	7,000,000
Wells Fargo Bank N.A.:
0.30%, 11/19/15 (a)	5,000	5,000,000
0.28%, 11/30/15 (a)	5,000	5,000,000
0.29%, 12/08/15 (a)	2,000	2,000,000
Total Certificates of Deposit — 20.3%		38,000,000

Commercial Paper (b)
BNP Paribas Finance , Inc.:
0.23%, 4/02/15	2,000	1,999,987
0.23%, 5/26/15	9,000	8,996,837
Ciesco LLC:
0.28%, 8/06/15	5,000	4,995,061
0.28%, 8/11/15	4,000	3,995,893
Collateralized Commercial Paper Co. LLC, 0.24%, 7/16/15	2,000	1,998,587
Collateralized Commercial Paper II Co. LLC:
0.40%, 7/07/15	1,000	998,922
0.39%, 7/17/15	5,000	4,994,204
CRC Funding LLC:
0.22%, 6/05/15	2,000	1,999,206
0.31%, 9/21/15	7,000	6,989,572
Exxon Mobil Corp., 0.17%, 6/30/15	10,000	9,995,750
General Electric Capital Corp., 0.22%, 6/04/15	8,000	7,996,871
Jupiter Securitization Co. LLC:
0.27%, 7/07/15	3,000	2,997,818
0.26%, 8/13/15	2,000	1,998,064
Total Commercial Paper — 32.1%		59,956,772

Corporate Notes — 2.7%
Metropolitan Life Global Funding I, 1.70%, 6/29/15 (c)	5,000	5,016,558

Municipal Bonds (d)
New York State HFA RB (10 Barclay Street Project) Series 2004A VRDN (Fannie Mae Guaranty), 0.02%, 4/07/15	5,000	5,000,000
New York State HFA RB (Biltmore Tower Housing Project) Series 2002A VRDN (Fannie Mae Guaranty), 0.03%, 4/07/15	3,000	3,000,000

Municipal Bonds (d)	Par (000)	Value
New York State HFA RB (Victory Housing Project) Series 2001A VRDN (Freddie Mac Guaranty, Freddie Mac SBPA), 0.03%, 4/07/15	$5,000	$5,000,000
Total Municipal Bonds — 7.0%		13,000,000

U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Variable Rate Notes, 0.21%, 7/20/15 (a)	2,300	2,300,354
Federal Home Loan Bank Discount Notes, 0.03%, 4/06/15 (b)	9,000	8,999,969
Freddie Mac Discount Notes, 0.10%, 6/23/15 (b)	2,000	1,999,539
Freddie Mac Variable Rate Notes, 0.16%, 11/25/15 (a)	4,000	4,000,000
Total U.S. Government Sponsored Agency Obligations — 9.3%		17,299,862

U.S. Treasury Obligations
U.S. Treasury Notes:
0.25%, 7/15/15	4,000	4,001,094
0.25%, 8/15/15	2,000	2,001,141
1.25%, 8/31/15	5,000	5,023,531
0.10%, 4/30/16 (a)	4,200	4,200,009
Total U.S. Treasury Obligations — 8.1%		15,225,775

Repurchase Agreements
Barclays Capital Inc., 0.10%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $5,000,014, collateralized by various U.S. Treasury Strips, 0.00% due from 2/15/19 to 11/15/28, aggregate original par and fair value of $5,970,797 and $5,100,000, respectively)	5,000	5,000,000
Total Value of Barclays Capital Inc. (collateral value of $5,100,000)		5,000,000
Credit Suisse Securities (USA) LLC, 0.38%, 4/01/15 (d) (Purchased on 11/10/14 to be repurchased at $5,553,126, collateralized by various U. S. government sponsored agency obligations, 4.00% to 5.00% due from 6/15/39 to 3/15/42, aggregate original par and fair value of $101,382,900 and $6,148,469, respectively)	5,539	5,539,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $6,148,469)		5,539,000

Portfolio Abbreviations
HFA	Housing Finance Agency	SBPA	Stand-by Bond Purchase Agreement	VRDN	Variable Rate Demand Notes
RB	Revenue Bonds

78	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Money Market V.I. Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.16%, 4/01/15 (Purchased on 3/25/15 to be repurchased at $8,000,249, collateralized by various U.S. government sponsored agency obligations, 4.00% to 6.98% due from 12/15/36 to 1/15/45, aggregate original par and fair value of $53,635,618 and $8,560,000, respectively)	$8,000	$8,000,000
Total Value of Goldman Sachs & Co. (collateral value of $8,560,000)		8,000,000
Mizuho Securities USA, Inc., 1.11%, 4/01/15 (d) (Purchased on 3/04/13 to be repurchased at $2,149,081, collateralized by various U.S. government sponsored agency obligations, 3.00% to 6.77% due from 2/20/33 to 2/25/33, aggregate original par and fair value of $39,085,690 and $2,311,381, respectively)	2,100	2,100,000
Mizuho Securities USA, Inc., 0.25%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $12,000,083, collateralized by various U.S. government sponsored agency obligations, 0.00% to 5.88% due from 11/25/43 to 12/25/43, aggregate original par and fair value of $116,653,268 and $13,138,474, respectively)	12,000	12,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $15,449,855)		14,100,000

Repurchase Agreements	Par (000)	Value
Morgan Stanley Co. LLC, 0.12%, 4/01/15 (Purchased on 3/31/15 to be repurchased at $6,087,020, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 8.00% due from 6/15/15 to 1/20/45, aggregate original par and fair value of $20,034,207 and $6,208,741, respectively)	$6,087	$6,087,000
Total Value of Morgan Stanley Co. LLC (collateral value of $6,208,741)		6,087,000
Total Repurchase Agreements — 20.7%		38,726,000
Total Investments (Cost — $187,224,967*) — 100.2%		187,224,967
Liabilities in Excess of Other Assets — (0.2)%		(435,855)

Net Assets — 100.0%		$186,789,112

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Rate shown reflects the discount rate at the time of purchase.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	79

Schedule of Investments (concluded)	BlackRock Money Market V.I. Fund

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$187,224,967	—	$187,224,967

[1]	See above Schedule of Investments for values in each security type.

During the period ended March 31, 2015, there were no transfers between levels.

80	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.7%
The Boeing Co.	7,282	$1,092,883
General Dynamics Corp.	3,499	474,919
Honeywell International, Inc.	8,698	907,288
L-3 Communications Holdings, Inc.	911	114,595
Lockheed Martin Corp.	2,984	605,633
Northrop Grumman Corp.	2,205	354,917
Precision Castparts Corp.	1,569	329,490
Raytheon Co.	3,427	374,400
Rockwell Collins, Inc.	1,477	142,604
Textron, Inc.	3,050	135,207
United Technologies Corp.	9,187	1,076,716

		5,608,652
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	1,632	119,495
Expeditors International of Washington, Inc.	2,137	102,961
FedEx Corp.	2,928	484,438
United Parcel Service, Inc., Class B	7,714	747,795

		1,454,689
Airlines — 0.6%
American Airlines Group, Inc.	7,977	421,026
Delta Air Lines, Inc.	9,163	411,968
Southwest Airlines Co.	7,542	334,111

		1,167,105
Auto Components — 0.4%
BorgWarner, Inc.	2,503	151,381
Delphi Automotive PLC	3,226	257,241
The Goodyear Tire & Rubber Co.	3,029	82,025
Johnson Controls, Inc.	7,306	368,515

		859,162
Automobiles — 0.7%
Ford Motor Co.	43,989	709,982
General Motors Co. (a)	15,075	565,313
Harley-Davidson, Inc.	2,341	142,192

		1,417,487
Banks — 5.7%
Bank of America Corp.	117,049	1,801,384
BB&T Corp.	8,004	312,076
Citigroup, Inc.	33,731	1,737,821
Comerica, Inc.	1,965	88,680
Fifth Third Bancorp	8,992	169,499
Huntington Bancshares, Inc.	8,935	98,732
JPMorgan Chase & Co.	41,448	2,510,920
KeyCorp	9,429	133,515
M&T Bank Corp.	1,485	188,595
The PNC Financial Services Group, Inc. (b)	5,788	539,673
Regions Financial Corp.	14,924	141,032
SunTrust Banks, Inc.	5,849	240,335
U.S. Bancorp	19,801	864,710
Wells Fargo & Co.	52,124	2,835,546
Zions Bancorp	2,272	61,344

		11,723,862
Beverages — 2.1%
Brown-Forman Corp., Class B	1,728	156,125
The Coca-Cola Co.	43,686	1,771,467
Coca-Cola Enterprises, Inc.	2,379	105,152
Constellation Brands, Inc., Class A (c)	1,880	218,475
Dr Pepper Snapple Group, Inc. (a)	2,154	169,046
Molson Coors Brewing Co., Class B	1,774	132,074
Monster Beverage Corp. (c)	1,630	225,584
PepsiCo, Inc.	16,479	1,575,722

		4,353,645

Common Stocks	Shares	Value
Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc. (c)	2,248	$389,578
Amgen, Inc.	8,435	1,348,335
Biogen Idec, Inc. (c)	2,609	1,101,624
Celgene Corp. (c)	8,902	1,026,223
Gilead Sciences, Inc. (c)	16,558	1,624,837
Regeneron Pharmaceuticals, Inc. (c)	818	369,311
Vertex Pharmaceuticals, Inc. (c)	2,695	317,929

		6,177,837
Building Products — 0.1%
Allegion PLC	1,078	65,941
Masco Corp.	3,884	103,703

		169,644
Capital Markets — 2.2%
Affiliated Managers Group, Inc. (c)	600	128,868
Ameriprise Financial, Inc.	2,018	264,035
The Bank of New York Mellon Corp.	12,382	498,252
BlackRock, Inc. (b)	1,407	514,737
The Charles Schwab Corp.	12,871	391,793
E*TRADE Financial Corp. (c)	3,249	92,775
Franklin Resources, Inc.	4,339	222,677
The Goldman Sachs Group, Inc.	4,501	846,053
Invesco Ltd.	4,755	188,726
Legg Mason, Inc.	1,110	61,272
Morgan Stanley	17,144	611,869
Northern Trust Corp.	2,439	169,876
State Street Corp.	4,583	336,988
T. Rowe Price Group, Inc.	2,896	234,518

		4,562,439
Chemicals — 2.3%
Air Products & Chemicals, Inc.	2,138	323,437
Airgas, Inc.	754	80,007
CF Industries Holdings, Inc.	533	151,201
The Dow Chemical Co.	12,097	580,414
E.I. du Pont de Nemours & Co.	10,067	719,488
Eastman Chemical Co. (a)	1,659	114,902
Ecolab, Inc.	3,001	343,254
FMC Corp.	1,487	85,131
International Flavors & Fragrances, Inc.	900	105,660
LyondellBasell Industries NV, Class A	4,402	386,496
Monsanto Co.	5,379	605,353
The Mosaic Co.	3,424	157,709
PPG Industries, Inc.	1,511	340,791
Praxair, Inc. (a)	3,210	387,575
The Sherwin-Williams Co.	892	253,774
Sigma-Aldrich Corp.	1,324	183,043

		4,818,235
Commercial Services & Supplies — 0.4%
The ADT Corp.	1,921	79,760
Cintas Corp.	1,067	87,099
Pitney Bowes, Inc.	2,270	52,936
Republic Services, Inc.	2,816	114,217
Stericycle, Inc. (c)	937	131,583
Tyco International PLC	4,696	202,210
Waste Management, Inc.	4,765	258,406

		926,211
Communications Equipment — 1.6%
Cisco Systems, Inc.	56,714	1,561,053
F5 Networks, Inc. (c)	811	93,216
Harris Corp.	1,172	92,307
Juniper Networks, Inc.	4,025	90,885
Motorola Solutions, Inc.	2,119	141,274

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	81

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment (concluded)
QUALCOMM, Inc.	18,338	$1,271,557

		3,250,292
Construction & Engineering — 0.1%
Fluor Corp.	1,642	93,857
Jacobs Engineering Group, Inc. (c)	1,431	64,624
Quanta Services, Inc. (c)	2,397	68,386

		226,867
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	692	96,742
Vulcan Materials Co.	1,487	125,354

		222,096
Consumer Finance — 0.8%
American Express Co.	9,744	761,201
Capital One Financial Corp.	6,132	483,324
Discover Financial Services	4,971	280,116
Navient Corp.	4,511	91,709

		1,616,350
Containers & Packaging — 0.2%
Avery Dennison Corp.	1,025	54,233
Ball Corp.	1,508	106,525
MeadWestvaco Corp.	1,842	91,861
Owens-Illinois, Inc. (c)	1,851	43,165
Sealed Air Corp.	2,309	105,198

		400,982
Distributors — 0.1%
Genuine Parts Co.	1,704	158,796
Diversified Consumer Services — 0.0%
H&R Block, Inc.	3,043	97,589
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B (c)	20,284	2,927,387
CME Group, Inc.	3,518	333,190
Intercontinental Exchange, Inc.	1,240	289,255
Leucadia National Corp.	3,488	77,747
McGraw Hill Financial, Inc.	3,042	314,543
Moody’s Corp.	1,976	205,109
The NASDAQ OMX Group, Inc.	1,293	65,865

		4,213,096
Diversified Telecommunication Services — 2.3%
AT&T Inc.	57,727	1,884,787
CenturyLink, Inc.	6,317	218,252
Frontier Communications Corp.	11,213	79,052
Level 3 Communications, Inc. (c)	3,192	171,857
Verizon Communications, Inc.	46,200	2,246,706
Windstream Holdings, Inc. (c)	6,762	50,039

		4,650,693
Electric Utilities — 1.7%
American Electric Power Co, Inc.	5,437	305,831
Duke Energy Corp.	7,859	603,414
Edison International	3,638	227,266
Entergy Corp. (a)	2,000	154,980
Eversource Energy	3,529	178,285
Exelon Corp.	9,551	321,009
FirstEnergy Corp.	4,689	164,396
NextEra Energy, Inc.	4,931	513,071
Pepco Holdings, Inc.	2,836	76,090
Pinnacle West Capital Corp.	1,241	79,114
PPL Corp.	7,424	249,892
The Southern Co.	10,119	448,069

Common Stocks	Shares	Value
Electric Utilities (concluded)
Xcel Energy, Inc.	5,607	$195,180

		3,516,597
Electrical Equipment — 0.5%
AMETEK, Inc.	2,679	140,755
Eaton Corp. PLC	5,274	358,316
Emerson Electric Co.	7,617	431,275
Rockwell Automation, Inc.	1,514	175,609

		1,105,955
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	3,451	203,367
Corning, Inc.	14,114	320,105
FLIR Systems, Inc.	1,555	48,640
TE Connectivity Ltd.	4,519	323,651

		895,763
Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	4,858	308,872
Cameron International Corp. (c)	2,145	96,782
Diamond Offshore Drilling, Inc. (a)	761	20,387
Ensco PLC, Class A	2,610	54,993
FMC Technologies, Inc. (c)	2,534	93,783
Halliburton Co.	9,417	413,218
Helmerich & Payne, Inc.	1,202	81,820
National Oilwell Varco, Inc.	4,556	227,754
Noble Corp. PLC	2,724	38,899
Schlumberger Ltd.	14,177	1,182,929
Transocean Ltd. (a)	3,800	55,746

		2,575,183
Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	4,892	741,114
CVS Health Corp.	12,509	1,291,054
The Kroger Co.	5,457	418,334
Sysco Corp.	6,605	249,207
Walgreens Boots Alliance, Inc.	9,688	820,380
Wal-Mart Stores, Inc.	17,549	1,443,405
Whole Foods Market, Inc.	4,028	209,778

		5,173,272
Food Products — 1.6%
Archer-Daniels-Midland Co.	7,050	334,170
Campbell Soup Co.	1,969	91,657
ConAgra Foods, Inc.	4,752	173,591
General Mills, Inc.	6,709	379,729
The Hershey Co.	1,660	167,511
Hormel Foods Corp.	1,525	86,696
The J.M. Smucker Co.	1,120	129,618
Kellogg Co. (a)	2,798	184,528
Keurig Green Mountain, Inc.	1,359	151,841
Kraft Foods Group, Inc.	6,543	569,993
McCormick & Co, Inc., Non-Voting Shares	1,432	110,421
Mead Johnson Nutrition Co.	2,256	226,796
Mondelez International, Inc., Class A	18,336	661,746
Tyson Foods, Inc., Class A	3,276	125,471

		3,393,768
Gas Utilities — 0.0%
AGL Resources, Inc.	1,355	67,276
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	16,796	778,159
Baxter International, Inc.	6,023	412,575
Becton Dickinson & Co.	2,329	334,421
Boston Scientific Corp. (c)	14,741	261,653

82	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
CR Bard, Inc.	829	$138,733
DENTSPLY International, Inc.	1,562	79,490
Edwards Lifesciences Corp. (c)	1,200	170,952
Intuitive Surgical, Inc. (c)	409	206,557
Medtronic PLC	15,845	1,235,752
St. Jude Medical, Inc. (a)	3,126	204,440
Stryker Corp.	3,342	308,299
Varian Medical Systems, Inc. (c)	1,122	105,569
Zimmer Holdings, Inc.	1,903	223,641

		4,460,241
Health Care Providers & Services — 2.8%
Aetna, Inc.	3,908	416,319
AmerisourceBergen Corp.	2,328	264,624
Anthem, Inc.	2,966	457,980
Cardinal Health, Inc.	3,678	332,013
Cigna Corp.	2,873	371,881
DaVita HealthCare Partners, Inc. (c)	1,916	155,732
Express Scripts Holding Co. (c)	8,081	701,188
HCA Holdings, Inc. (c)	3,272	246,153
Henry Schein, Inc. (a)(c)	934	130,405
Humana, Inc.	1,663	296,047
Laboratory Corp. of America Holdings (c)	1,108	139,708
McKesson Corp.	2,591	586,084
Patterson Cos., Inc.	927	45,228
Quest Diagnostics, Inc.	1,608	123,575
Tenet Healthcare Corp. (c)	1,121	55,501
UnitedHealth Group, Inc.	10,602	1,254,111
Universal Health Services, Inc., Class B	1,021	120,182

		5,696,731
Health Care Technology — 0.1%
Cerner Corp. (c)	3,393	248,571
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	5,034	240,827
Chipotle Mexican Grill, Inc. (c)	343	223,135
Darden Restaurants, Inc.	1,379	95,620
Marriott International, Inc., Class A	2,305	185,137
McDonald’s Corp.	10,685	1,041,146
Royal Caribbean Cruises Ltd. (a)	1,822	149,131
Starbucks Corp.	8,346	790,366
Starwood Hotels & Resorts Worldwide, Inc.	1,908	159,318
Wyndham Worldwide Corp.	1,340	121,230
Wynn Resorts Ltd. (a)	904	113,796
Yum! Brands, Inc.	4,814	378,958

		3,498,664
Household Durables — 0.5%
DR Horton, Inc.	3,714	105,775
Garmin Ltd.	1,340	63,677
Harman International Industries, Inc.	769	102,761
Leggett & Platt, Inc.	1,559	71,854
Lennar Corp., Class A	1,991	103,154
Mohawk Industries, Inc. (c)	683	126,867
Newell Rubbermaid, Inc.	3,006	117,444
PulteGroup, Inc.	3,680	81,806
Whirlpool Corp.	865	174,782

		948,120
Household Products — 1.8%
The Clorox Co.	1,466	161,832
Colgate-Palmolive Co.	9,476	657,066
Kimberly-Clark Corp.	4,063	435,188
The Procter & Gamble Co.	30,025	2,460,249

		3,714,335

Common Stocks	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	7,105	$91,299
NRG Energy, Inc.	3,739	94,185

		185,484
Industrial Conglomerates — 2.3%
3M Co.	7,056	1,163,887
Danaher Corp.	6,828	579,697
General Electric Co.	111,901	2,776,264
Roper Industries, Inc.	1,114	191,608

		4,711,456
Insurance — 2.6%
ACE Ltd.	3,639	405,712
Aflac, Inc.	4,879	312,305
The Allstate Corp.	4,618	328,663
American International Group, Inc.	15,257	835,931
Aon PLC	3,115	299,414
Assurant, Inc.	761	46,733
The Chubb Corp.	2,566	259,423
Cincinnati Financial Corp.	1,618	86,207
Genworth Financial, Inc., Class A (c)	5,425	39,657
The Hartford Financial Services Group, Inc.	4,679	195,676
Lincoln National Corp.	2,829	162,554
Loews Corp.	3,306	134,984
Marsh & McLennan Cos., Inc.	6,011	337,157
MetLife, Inc.	12,422	627,932
Principal Financial Group, Inc.	3,033	155,805
The Progressive Corp. (a)	5,962	162,166
Prudential Financial, Inc.	5,047	405,325
Torchmark Corp.	1,429	78,481
The Travelers Cos., Inc.	3,572	386,240
Unum Group	2,821	95,152
XL Group PLC	2,857	105,138

		5,460,655
Internet & Catalog Retail — 1.3%
Amazon.com, Inc. (c)	4,234	1,575,471
Expedia, Inc.	1,102	103,731
Netflix, Inc. (c)	670	279,182
The Priceline Group, Inc. (c)	577	671,715
TripAdvisor, Inc. (c)	1,241	103,214

		2,733,313
Internet Software & Services — 3.4%
Akamai Technologies, Inc. (c)	1,988	141,237
eBay, Inc. (c)	12,241	706,061
Equinix, Inc.	628	146,230
Facebook, Inc., Class A (c)	23,340	1,918,898
Google, Inc.:
Class A (c)	3,175	1,761,173
Class C (c)	3,182	1,743,736
VeriSign, Inc. (c)	1,152	77,149
Yahoo!, Inc. (c)	9,678	430,042

		6,924,526
IT Services — 3.3%
Accenture PLC, Class A	6,973	653,300
Alliance Data Systems Corp. (c)	699	207,079
Automatic Data Processing, Inc.	5,282	452,350
Cognizant Technology Solutions Corp., Class A (c)	6,766	422,131
Computer Sciences Corp.	1,576	102,881
Fidelity National Information Services, Inc.	3,160	215,070
Fiserv, Inc. (c)	2,653	210,648
International Business Machines Corp.	10,228	1,641,594
MasterCard, Inc., Class A	10,852	937,504

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	83

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
Paychex, Inc.	3,663	$181,740
Teradata Corp. (c)	1,612	71,154
Total System Services, Inc.	1,792	68,365
Visa, Inc., Class A	21,567	1,410,697
The Western Union Co. (a)	5,816	121,031
Xerox Corp.	11,618	149,291

		6,844,835
Leisure Products — 0.1%
Hasbro, Inc.	1,250	79,050
Mattel, Inc.	3,777	86,304

		165,354
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	3,721	154,608
PerkinElmer, Inc.	1,256	64,232
Thermo Fisher Scientific, Inc.	4,411	592,574
Waters Corp. (c)	921	114,499

		925,913
Machinery — 1.4%
Caterpillar, Inc.	6,727	538,362
Cummins, Inc.	1,865	258,564
Deere & Co. (a)	3,774	330,942
Dover Corp.	1,812	125,245
Flowserve Corp.	1,522	85,978
Illinois Tool Works, Inc. (a)	3,880	376,903
Ingersoll-Rand PLC	2,945	200,496
Joy Global, Inc.	1,098	43,020
PACCAR, Inc.	3,961	250,098
Pall Corp.	1,191	119,564
Parker Hannifin Corp.	1,583	188,029
Pentair PLC	2,027	127,478
Snap-On, Inc.	652	95,883
Stanley Black & Decker, Inc.	1,743	166,212
Xylem, Inc.	2,069	72,456

		2,979,230
Media — 3.5%
Cablevision Systems Corp., New York Group, Class A	2,369	43,353
CBS Corp., Class B, Non-Voting Shares	5,085	308,304
Comcast Corp., Class A	28,249	1,595,221
DIRECTV (c)	5,581	474,943
Discovery Communications, Inc.:
Class A (c)	1,648	50,692
Class C (c)	2,959	87,216
Gannett Co., Inc.	2,496	92,552
The Interpublic Group of Cos., Inc. (a)	4,569	101,066
News Corp., Class A (c)	5,477	87,687
Omnicom Group, Inc.	2,758	215,069
Scripps Networks Interactive, Inc., Class A	1,082	74,182
Time Warner Cable, Inc.	3,117	467,176
Time Warner, Inc.	9,233	779,634
Twenty-First Century Fox, Inc., Class A	20,326	687,832
Viacom, Inc., Class B	4,057	277,093
The Walt Disney Co.	17,384	1,823,408

		7,165,428
Metals & Mining — 0.4%
Alcoa, Inc.	13,599	175,699
Allegheny Technologies, Inc.	1,200	36,012
Freeport-McMoRan, Inc.	11,593	219,687
Newmont Mining Corp.	5,567	120,860
Nucor Corp.	3,545	168,494

		720,752

Common Stocks	Shares	Value
Multiline Retail — 0.8%
Dollar General Corp.	3,386	$255,237
Dollar Tree, Inc. (c)	2,285	185,416
Family Dollar Stores, Inc.	1,079	85,500
Kohl’s Corp.	2,245	175,671
Macy’s, Inc.	3,780	245,360
Nordstrom, Inc.	1,557	125,058
Target Corp.	7,078	580,891

		1,653,133
Multi-Utilities — 1.2%
Ameren Corp.	2,694	113,687
CenterPoint Energy, Inc.	4,800	97,968
CMS Energy Corp.	3,042	106,196
Consolidated Edison, Inc.	3,255	198,555
Dominion Resources, Inc.	6,541	463,561
DTE Energy Co.	1,977	159,524
Integrys Energy Group, Inc.	892	64,242
NiSource, Inc.	3,491	154,163
PG&E Corp.	5,275	279,944
Public Service Enterprise Group, Inc.	5,649	236,806
SCANA Corp.	1,587	87,269
Sempra Energy	2,582	281,490
TECO Energy, Inc.	2,619	50,809
Wisconsin Energy Corp. (a)	2,482	122,859

		2,417,073
Oil, Gas & Consumable Fuels — 6.7%
Anadarko Petroleum Corp.	5,628	466,055
Apache Corp.	4,170	251,576
Cabot Oil & Gas Corp.	4,553	134,450
Chesapeake Energy Corp.	5,807	82,227
Chevron Corp.	20,902	2,194,292
Cimarex Energy Co.	969	111,522
ConocoPhillips	13,678	851,592
CONSOL Energy, Inc.	2,548	71,064
Devon Energy Corp.	4,325	260,841
EOG Resources, Inc.	6,089	558,300
EQT Corp.	1,695	140,465
Exxon Mobil Corp.	46,633	3,963,805
Hess Corp.	2,700	183,249
Kinder Morgan, Inc.	18,953	797,163
Marathon Oil Corp.	7,547	197,052
Marathon Petroleum Corp.	3,035	310,754
Murphy Oil Corp.	1,871	87,189
Newfield Exploration Co. (c)	1,792	62,881
Noble Energy, Inc.	4,303	210,417
Occidental Petroleum Corp.	8,566	625,318
ONEOK, Inc.	2,312	111,531
Phillips 66	6,042	474,901
Pioneer Natural Resources Co.	1,651	269,955
QEP Resources, Inc.	1,845	38,468
Range Resources Corp.	1,819	94,661
Southwestern Energy Co. (c)	4,281	99,276
Spectra Energy Corp. (a)	7,487	270,805
Tesoro Corp.	1,373	125,341
Valero Energy Corp.	5,723	364,097
The Williams Cos., Inc.	7,475	378,160

		13,787,407
Paper & Forest Products — 0.1%
International Paper Co.	4,707	261,191
Personal Products — 0.1%
The Estee Lauder Cos., Inc., Class A	2,472	205,571
Pharmaceuticals — 6.2%
AbbVie, Inc.	17,704	1,036,392

84	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Actavis PLC (c)	4,342	$1,292,266
Bristol-Myers Squibb Co.	18,481	1,192,025
Eli Lilly & Co.	10,888	791,013
Endo International PLC (c)	1,975	177,157
Hospira, Inc. (c)	1,911	167,862
Johnson & Johnson	30,911	3,109,647
Mallinckrodt PLC (c)	1,287	162,999
Merck & Co., Inc.	31,552	1,813,609
Mylan NV (c)	4,126	244,878
Perrigo Co. PLC	1,560	258,258
Pfizer, Inc.	68,135	2,370,417
Zoetis, Inc.	5,594	258,946

		12,875,469
Professional Services — 0.2%
The Dun & Bradstreet Corp.	394	50,574
Equifax, Inc.	1,321	122,853
Nielsen Holdings NV	3,500	155,995
Robert Half International, Inc.	1,497	90,598

		420,020
Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	4,699	442,411
Apartment Investment & Management Co., Class A	1,741	68,526
AvalonBay Communities, Inc.	1,466	255,451
Boston Properties, Inc. (a)	1,707	239,799
Crown Castle International Corp.	3,710	306,223
Equity Residential	4,065	316,501
Essex Property Trust, Inc.	727	167,137
General Growth Properties, Inc.	7,015	207,293
HCP, Inc.	5,104	220,544
Health Care REIT, Inc.	3,887	300,698
Host Hotels & Resorts, Inc. (a)	8,416	169,835
Iron Mountain, Inc.	2,056	75,003
Kimco Realty Corp.	4,634	124,423
The Macerich Co.	1,562	131,723
Plum Creek Timber Co., Inc.	1,949	84,684
Prologis, Inc.	5,697	248,161
Public Storage	1,613	317,987
Simon Property Group, Inc.	3,454	675,739
SL Green Realty Corp.	1,098	140,961
Ventas, Inc.	3,550	259,221
Vornado Realty Trust	1,940	217,277
Weyerhaeuser Co. (a)	5,882	194,988

		5,164,585
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (c)	3,092	119,691
Road & Rail — 0.9%
CSX Corp.	10,974	363,459
Kansas City Southern	1,232	125,763
Norfolk Southern Corp.	3,411	351,060
Ryder System, Inc.	590	55,985
Union Pacific Corp.	9,797	1,061,113

		1,957,380
Semiconductors & Semiconductor Equipment — 2.4%
Altera Corp.	3,334	143,062
Analog Devices, Inc.	3,455	217,665
Applied Materials, Inc.	13,666	308,305
Avago Technologies Ltd.	2,854	362,401
Broadcom Corp., Class A	6,063	262,498
First Solar, Inc. (c)	859	51,360
Intel Corp.	52,650	1,646,365

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
KLA-Tencor Corp.	1,829	$106,612
Lam Research Corp.	1,763	123,824
Linear Technology Corp.	2,673	125,096
Microchip Technology, Inc.	2,227	108,900
Micron Technology, Inc. (c)	12,035	326,510
NVIDIA Corp.	5,739	120,089
Skyworks Solutions, Inc.	2,118	208,178
Texas Instruments, Inc.	11,641	665,691
Xilinx, Inc. (a)	2,933	124,066

		4,900,622
Software — 3.5%
Adobe Systems, Inc. (c)	5,304	392,178
Autodesk, Inc. (c)	2,525	148,066
CA, Inc.	3,542	115,505
Citrix Systems, Inc. (c)	1,775	113,369
Electronic Arts, Inc. (c)	3,455	203,206
Intuit, Inc.	3,076	298,249
Microsoft Corp. (d)	91,203	3,707,858
Oracle Corp.	35,638	1,537,780
Red Hat, Inc. (c)	2,038	154,379
salesforce.com, Inc. (c)	6,729	449,564
Symantec Corp.	7,584	177,200

		7,297,354
Specialty Retail — 2.5%
AutoNation, Inc. (c)	824	53,008
AutoZone, Inc. (c)	353	240,802
Bed Bath & Beyond, Inc. (c)	2,066	158,617
Best Buy Co., Inc.	3,247	122,704
CarMax, Inc. (c)	2,334	161,069
GameStop Corp., Class A (a)	1,233	46,805
The Gap, Inc.	2,917	126,394
The Home Depot, Inc.	14,643	1,663,591
L Brands, Inc.	2,732	257,600
Lowe’s Companies, Inc.	10,811	804,230
O’Reilly Automotive, Inc. (c)	1,124	243,054
Ross Stores, Inc.	2,301	242,433
Staples, Inc.	7,098	115,591
Tiffany & Co.	1,264	111,245
The TJX Cos., Inc.	7,589	531,609
Tractor Supply Co.	1,518	129,121
Urban Outfitters, Inc. (c)	1,121	51,174

		5,059,047
Technology Hardware, Storage & Peripherals — 4.8%
Apple Inc.	64,755	8,057,465
EMC Corp.	22,100	564,876
Hewlett-Packard Co.	20,205	629,588
NetApp, Inc.	3,486	123,614
SanDisk Corp.	2,368	150,652
Seagate Technology PLC	3,636	189,181
Western Digital Corp.	2,426	220,790

		9,936,166
Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.	3,063	126,900
Fossil Group, Inc. (a)(c)	493	40,648
Hanesbrands, Inc.	4,460	149,455
Michael Kors Holdings Ltd. (c)	2,231	146,688
NIKE, Inc., Class B	7,785	781,069
PVH Corp.	907	96,650
Ralph Lauren Corp.	679	89,289
Under Armour, Inc., Class A (c)	1,861	150,276

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	85

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
VF Corp.	3,798	$286,027

		1,867,002
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	5,308	55,628
People’s United Financial, Inc.	3,352	50,950

		106,578
Tobacco — 1.4%
Altria Group, Inc.	21,893	1,095,088
Lorillard, Inc.	4,000	261,400
Philip Morris International, Inc.	17,197	1,295,450
Reynolds American, Inc. (a)	3,424	235,948

		2,887,886
Trading Companies & Distributors — 0.2%
Fastenal Co.	3,049	126,335
United Rentals, Inc. (c)	1,072	97,724
W.W. Grainger, Inc.	667	157,285

		381,344
Total Long-Term Investments (Cost — $74,899,717) — 98.5%		203,484,670

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (b)(e)	2,985,430	$2,985,430

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (b)(e)(f)	$4,187	4,187,168
Total Short-Term Securities (Cost — $7,172,598) — 3.5%		7,172,598
Total Investments (Cost — $82,072,315*) — 102.0%		210,657,268
Liabilities in Excess of Other Assets — (2.0)%		(4,184,308)

Net Assets — 100.0%		$206,472,960

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$87,860,980

Gross unrealized appreciation	$124,122,331
Gross unrealized depreciation	(1,326,043)

Net unrealized appreciation	$122,796,288

(a)	Security, or a portion of security, is on loan.

(b)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Income	Realized Gain
BlackRock, Inc.	1,430	—		(23)	1,407	$514,737	$3,087	$506
BlackRock Liquidity Funds, TempFund, Institutional Class	1,091,358	1,894,072	[1]	—	2,985,430	$2,985,430	$607	—
BlackRock Liquidity Series, LLC, Money Market Series	$304,913	$3,882,255	[2]	—	$4,187,168	$4,187,168	$3,354	—
The PNC Financial Services Group, Inc.	5,904	—		(116)	5,788	$539,673	$2,834	$5,909

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest purchased.

(c)	Non-income producing security.

(d)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

86	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (concluded)	BlackRock S&P 500 Index V.I. Fund

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
31	E-Mini S&P 500 Futures	Chicago Mercantile	June 2015	USD	3,194,240	$17,496

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$203,484,670	—	—	$203,484,670
Short-Term Securities	2,985,430	$4,187,168	—	7,172,598

Total	$206,470,100	$4,187,168	—	$210,657,268

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$17,496	—	—	$17,496

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $4,187,168 is categorized as level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	87

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class A2, 0.89%, 12/25/33 (a)	USD	122	$110,499
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class B, 2.31%, 4/15/27 (a)(b)		250	245,450
Auto ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	41	44,387
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 1.63%, 10/22/25 (a)(b)	USD	250	248,355
Bayview Opportunity Master Fund IIIa Trust, Series 2014-16RP, Class A, 3.84%, 11/28/29 (a)(b)		113	114,060
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (a)		41	22,703
Series 2000-A, Class A3, 7.83%, 6/15/30 (a)		38	21,764
Series 2000-A, Class A4, 8.29%, 6/15/30 (a)		65	39,505
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE10, Class 22A, 0.31%, 12/25/36 (a)		95	73,330
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.65%, 1/20/25 (a)(b)		300	299,216
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (b)		149	149,432
Chrysler Capital Auto Receivables Trust:
Series 2013-BA, Class A2, 0.56%, 12/15/16 (b)		19	18,711
Series 2013-BA, Class A4, 1.27%, 3/15/19 (b)		115	115,265
Series 2014-AA, Class B, 1.76%, 8/15/19 (b)		60	60,381
Series 2014-AA, Class C, 2.28%, 11/15/19 (b)		75	75,672
CIFC Funding Ltd.:
Series 2011-1AR, Class A1R, 1.55%, 1/19/23 (a)(b)		210	210,000
Series 2014-2A, Class A1L, 1.74%, 5/24/26 (a)(b)		250	249,217
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 0.79%, 9/25/33 (a)		127	120,842
Series 2004-5, Class A, 1.07%, 10/25/34 (a)		143	140,499
Series 2006-SPS1, Class A, 0.39%, 12/25/25 (a)		5	14,703
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.49%, 10/20/43 (a)(b)		134	133,165
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)		226	229,981
Dryden XXIV Senior Loan Fund, Series 2012-24A, Class A, 1.66%, 11/15/23 (a)(b)		250	249,819
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.51%, 10/28/24 (a)(b)		250	247,753

Asset-Backed Securities		Par (000)	Value
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 0.53%, 4/15/36 (a)	USD	47	$41,248
ING Investment Management CLO Ltd., Series 2013-2A, Class A1, 1.38%, 4/25/25 (a)(b)		250	246,687
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.18%, 6/17/31 (a)(b)		100	98,867
Series 2014-SFR3, Class A, 1.37%, 12/17/31 (a)(b)		135	134,519
Series 2015-SFR1, Class A, 1.62%, 3/17/32 (a)(b)		98	98,567
Long Beach Mortgage Loan Trust:
Series 2006-10, Class 2A3, 0.33%, 11/25/36 (a)		111	55,846
Series 2006-10, Class 2A4, 0.39%, 11/25/36 (a)		24	12,094
Series 2006-2, Class 1A, 0.35%, 3/25/46 (a)		105	73,961
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.77%, 12/25/34 (a)		155	147,738
Navient Private Education Loan Trust:
Series 2014-CTA, Class A, 0.86%, 9/16/24 (a)(b)		128	128,170
Series 2014-CTA, Class B, 1.91%, 10/17/44 (a)(b)		200	197,793
Series 2015-AA, Class A2B, 1.36%, 12/15/28 (a)(b)		100	100,484
Series 2015-AA, Class A3, 1.86%, 11/15/30 (a)(b)		103	103,191
Nelnet Student Loan Trust:
Series 2006-1, Class A6, 0.71%, 8/23/36 (a)(b)		125	122,079
Series 2008-3, Class A4, 1.88%, 11/25/24 (a)		270	279,473
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.92%, 10/15/19 (b)		235	236,002
Northwoods Capital Corp./Northwoods Capital Ltd., Series 2012-9A, Class A, 1.65%, 1/18/24 (a)(b)		260	258,927
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.35%, 7/17/25 (a)(b)		260	256,230
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.53%, 8/23/24 (a)(b)		225	222,877
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (b)		300	300,453
Series 2014-2A, Class A, 2.47%, 9/18/24 (b)		310	309,203
Series 2014-2A, Class B, 3.02%, 9/18/24 (b)		100	99,170
Series 2014-2A, Class C, 4.33%, 9/18/24 (b)		100	98,867

Portfolio Abbreviations
AKA	Also Known As	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	JIBAR	Johannesburg Interbank Agreed Rate	RB	Revenue Bonds
BZDIOVER	Overnight Brazil CETIP Interbank Rate	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CDO	Collateralized Debt Obligation	MXN	Mexican Peso	TRY	Turkish Lira
CLO	Collateralized Loan Obligation	MXIBTIIE	Mexican Equilibrium Interbank Interest Rate	USD	U.S. Dollar
COP	Colombian Peso	OTC	Over-the-counter	ZAR	South African Rand
EUR	Euro

88	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Option One Mortgage Acceptance Corp. Asset Back Certificates, Series 2003-4, Class A2, 0.81%, 7/25/33 (a)	USD	246	$228,798
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.38%, 7/22/25 (a)(b)		390	384,189
OZLM Funding Ltd., Series 2012-2A, Class A1, 1.71%, 10/30/23 (a)(b)		360	359,770
PFS Financing Corp., Series 2014-BA, Class A, 0.77%, 10/15/19 (a)(b)		295	295,156
RASC Trust, Series 2003-KS5, Class AIIB, 0.75%, 7/25/33 (a)		103	90,086
Santander Drive Auto Receivables Trust:
Series 2014-S1, Class R, 1.42%, 8/16/18 (b)		35	34,852
Series 2014-S2, Class R, 1.43%, 11/16/18 (b)		43	43,423
Series 2014-S3, Class R, 1.43%, 2/19/19 (b)		39	38,840
Series 2014-S4, Class R, 1.43%, 4/16/19 (b)		41	41,280
Series 2014-S5, Class R, 1.43%, 6/18/19 (b)		41	41,147
Series 2014-S6, Class R, 1.43%, 12/17/19 (b)		77	77,470
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.73%, 4/25/35 (a)		27	26,605
Scholar Funding Trust, Series 2011-A, Class A, 1.14%, 10/28/43 (a)(b)		156	157,350
SLC Private Student Loan Trust:
Series 2006-A, Class A5, 0.40%, 7/15/36 (a)		305	302,839
Series 2010-B, Class A2, 3.67%, 7/15/42 (a)(b)		108	112,393
SLM Private Credit Student Loan Trust:
Series 2002-A, Class A2, 0.79%, 12/16/30 (a)		155	153,155
Series 2004-B, Class A2, 0.43%, 6/15/21 (a)		193	192,153
Series 2004-B, Class A3, 0.56%, 3/15/24 (a)		50	47,863
Series 2005-B, Class A2, 0.41%, 3/15/23 (a)		55	55,056
Series 2006-A, Class A4, 0.43%, 12/15/23 (a)		417	412,535
Series 2006-C, Class A4, 0.40%, 3/15/23 (a)		81	80,163
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.67%, 1/15/43 (a)(b)		200	212,560
Series 2011-B, Class A2, 3.74%, 2/15/29 (b)		100	105,379
Series 2011-B, Class A3, 2.40%, 6/16/42 (a)(b)		100	105,741
Series 2011-C, Class A2A, 3.42%, 10/17/44 (a)(b)		120	128,941
Series 2011-C, Class A2B, 4.54%, 10/17/44 (b)		260	280,086
Series 2012-A, Class A1, 1.55%, 8/15/25 (a)(b)		455	459,107
Series 2012-A, Class A2, 3.83%, 1/17/45 (b)		385	407,011
Series 2012-B, Class A2, 3.48%, 10/15/30 (b)		100	103,991
Series 2013-A, Class A1, 0.76%, 8/15/22 (a)(b)		191	190,822
Series 2013-A, Class A2A, 1.77%, 5/17/27 (b)		165	164,621
Series 2013-B, Class A2A, 1.85%, 6/17/30 (b)		538	534,367
Series 2013-C, Class A2A, 2.94%, 10/15/31 (b)		365	375,683

Asset-Backed Securities		Par (000)	Value
SLM Student Loan Trust, Series 2008-5, Class A4, 1.93%, 7/25/23 (a)	USD	358	$372,583
SMB Private Education Loan Trust, Series 2014-A, Class A1, 0.67%, 9/15/21 (a)(b)		172	172,304
SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 2.40%, 3/25/30 (b)		98	98,118
SpringCastle America Funding LLC:
Series 2014-AA, Class A, 2.70%, 5/25/23 (b)		385	385,697
Series 2014-AA, Class B, 4.61%, 10/25/27 (b)		255	259,240
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (b)		205	206,943
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.47%, 1/25/35 (a)		259	238,653
Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, 3.72%, 11/16/44 (b)(c)		88	87,143
SWAY Residential Trust, Series 2014-1, Class A, 1.47%, 1/17/20 (a)(b)		193	193,047
Symphony CLO XII Ltd., Series 2013-12A, Class A, 1.53%, 10/15/25 (a)(b)		255	252,792
Symphony CLO XV Ltd., Series 2014-15A, Class B1, 2.43%, 10/17/26 (a)(b)		250	249,988
U.S. Residential Opportunity Fund Trust, Series 2015-1III, Class A, 3.72%, 1/27/35 (b)		199	199,569
Venture XIX CLO Ltd., Series 2014-19A, Class A, 1.84%, 1/15/26 (a)(b)		250	250,567
Vibrant CLO Ltd., Series 2012-1A, Class A1, 1.71%, 7/17/24 (a)(b)		640	636,864
Total Asset-Backed Securities — 12.2%			16,704,095

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.1%
Lockheed Martin Corp.:
2.90%, 3/01/25		15	15,108
3.60%, 3/01/35		33	32,983
4.07%, 12/15/42		34	35,513
Northrop Grumman Corp., 3.85%, 4/15/45		54	53,157
Raytheon Co., 3.15%, 12/15/24		16	16,611

			153,372
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 1/15/34		83	93,458
4.10%, 2/01/45		43	42,935

			136,393
Airlines — 0.3%
American Airlines Group, Inc., 4.63%, 3/01/20 (b)		69	67,577
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		148	149,110
Southwest Airlines Co., 2.75%, 11/06/19		33	33,751
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 3/15/27 (b)		43	43,645
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		14	14,210
United Continental Holdings, Inc., Series B, 6.00%, 7/15/28		80	80,000

			388,293
Auto Components — 0.1%
BorgWarner, Inc., 3.38%, 3/15/25		52	53,523

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	89

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Auto Components (concluded)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17	USD	37	$37,277
4.88%, 3/15/19		50	50,937
6.00%, 8/01/20		60	62,328

			204,065
Automobiles — 0.5%
Daimler Finance North America LLC, 2.25%, 3/02/20 (b)		256	257,758
Ford Motor Credit Co. LLC, 2.15%, 1/09/18		200	202,285
General Motors Co.:
4.88%, 10/02/23		90	97,444
4.00%, 4/01/25		55	55,865
6.25%, 10/02/43		55	67,378

			680,730
Banks — 5.0%
Abbey National Treasury Services PLC, 2.38%, 3/16/20		157	158,120
Bank of America Corp.:
2.60%, 1/15/19		638	649,351
3.30%, 1/11/23		245	248,195
4.00%, 1/22/25		121	121,979
4.88%, 4/01/44		17	19,134
The Bank of Nova Scotia:
1.30%, 7/21/17		262	262,422
2.80%, 7/21/21		254	259,470
Barclays PLC, 2.75%, 11/08/19		200	201,970
BB&T Corp., 2.45%, 1/15/20		66	67,139
Citigroup, Inc.:
1.85%, 11/24/17		125	125,878
1.80%, 2/05/18		117	117,244
2.50%, 9/26/18		121	123,372
2.50%, 7/29/19		267	270,807
2.40%, 2/18/20		197	197,703
3.88%, 3/26/25		80	80,300
Commonwealth Bank of Australia, 2.42%, 3/12/20		250	252,251
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (b)		700	710,500
HSBC Holdings PLC, 4.25%, 3/14/24		400	419,739
HSBC USA, Inc., 2.35%, 3/05/20		327	328,941
JPMorgan Chase & Co.:
1.35%, 2/15/17		310	311,198
2.35%, 1/28/19		182	184,983
2.20%, 10/22/19		66	66,180
2.25%, 1/23/20		215	215,461
3.88%, 9/10/24		156	160,039
Macquarie Bank Ltd.:
1.65%, 3/24/17 (b)		99	99,501
1.60%, 10/27/17 (b)		114	113,947
Royal Bank of Canada, 2.15%, 3/06/20		152	153,311
Swedbank AB, 2.20%, 3/04/20 (b)		240	241,093
U.S. Bancorp, 2.95%, 7/15/22		120	122,072
Wells Fargo & Co.:
1.50%, 7/01/15		110	110,289
2.13%, 4/22/19		134	135,629
2.15%, 1/30/20		86	86,444
3.30%, 9/09/24		46	47,510
3.00%, 2/19/25		161	161,692

			6,823,864
Beverages — 0.0%
Anheuser-Busch InBev Finance, Inc., 3.70%, 2/01/24		30	31,761

Corporate Bonds		Par (000)	Value
Beverages (concluded)
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	USD	25	$24,379

			56,140
Biotechnology — 0.2%
Amgen, Inc., 5.65%, 6/15/42		71	87,008
Celgene Corp.:
2.25%, 5/15/19		61	61,618
3.25%, 8/15/22		62	63,389
Gilead Sciences, Inc.:
2.35%, 2/01/20		15	15,412
4.50%, 2/01/45		40	44,177

			271,604
Capital Markets — 1.1%
The Bank of New York Mellon Corp.:
2.10%, 1/15/19		116	117,421
3.00%, 2/24/25		102	103,481
Deutsche Bank AG, 1.88%, 2/13/18		76	76,107
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16		98	100,097
2.90%, 7/19/18		155	160,194
2.63%, 1/31/19		158	161,423
2.55%, 10/23/19		257	260,572
3.50%, 1/23/25		53	53,930
4.80%, 7/08/44		30	33,318
Jefferies Group LLC, 6.50%, 1/20/43		20	19,900
Morgan Stanley:
2.65%, 1/27/20		116	117,615
3.75%, 2/25/23		131	137,201
4.30%, 1/27/45		132	136,782

			1,478,041
Chemicals — 0.4%
Agrium, Inc.:
3.15%, 10/01/22		44	44,119
4.13%, 3/15/35		36	35,692
The Dow Chemical Co.:
4.38%, 11/15/42		18	18,061
4.63%, 10/01/44		29	30,315
Eastman Chemical Co.:
2.70%, 1/15/20		55	55,795
3.60%, 8/15/22		81	84,200
4.80%, 9/01/42		44	45,917
Ecolab, Inc., 2.25%, 1/12/20		49	49,306
LYB International Finance BV, 4.00%, 7/15/23		164	173,720
Monsanto Co., 3.60%, 7/15/42		24	22,726
The Sherwin-Williams Co., 4.00%, 12/15/42		15	15,279

			575,130
Commercial Services & Supplies — 0.1%
Republic Services, Inc., 3.20%, 3/15/25		81	81,347
Waste Management, Inc.:
3.13%, 3/01/25		37	37,357
3.90%, 3/01/35		41	42,022

			160,726
Communications Equipment — 0.1%
Cisco Systems, Inc., 2.13%, 3/01/19		25	25,512
Juniper Networks, Inc., 3.30%, 6/15/20		48	48,574

			74,086
Consumer Finance — 1.1%
Ally Financial, Inc., 5.13%, 9/30/24		135	139,219
American Express Credit Corp.:
1.13%, 6/05/17		179	178,965
2.25%, 8/15/19		112	113,623

90	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Consumer Finance (concluded)
Capital One NA/Mclean VA, 2.95%, 7/23/21	USD	263	$266,759
Discover Financial Services, 3.75%, 3/04/25		44	44,323
Ford Motor Credit Co. LLC, 1.72%, 12/06/17		455	453,993
Synchrony Financial, 2.70%, 2/03/20		33	33,143
Toyota Motor Credit Corp., 2.75%, 5/17/21		223	230,442

			1,460,467
Containers & Packaging — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 6.88%, 2/15/21		260	273,650
Diversified Financial Services — 0.8%
BP Capital Markets PLC, 2.24%, 5/10/19		134	135,443
General Electric Capital Corp.:
3.15%, 9/07/22		93	96,181
3.10%, 1/09/23		126	129,778
General Motors Financial Co., Inc.:
2.75%, 5/15/16		139	140,551
2.63%, 7/10/17		265	267,654
4.75%, 8/15/17		175	184,310
Moody’s Corp., 4.50%, 9/01/22		54	58,567
Shell International Finance BV, 3.63%, 8/21/42		34	33,543
Woodside Finance Ltd., 3.65%, 3/05/25 (b)		85	83,928

			1,129,955
Diversified Telecommunication Services — 1.0%
AT&T Inc.:
2.38%, 11/27/18		54	54,695
2.30%, 3/11/19		126	126,965
3.88%, 8/15/21		83	87,929
3.00%, 2/15/22		54	54,185
4.30%, 12/15/42		116	110,955
4.80%, 6/15/44		23	23,553
Level 3 Financing, Inc., 8.13%, 7/01/19		207	217,609
Verizon Communications, Inc.:
2.63%, 2/21/20		156	158,708
3.45%, 3/15/21		101	105,630
4.40%, 11/01/34		135	137,518
3.85%, 11/01/42		140	127,178
4.86%, 8/21/46		130	136,102

			1,341,027
Electric Utilities — 0.6%
Commonwealth Edison Co., 4.70%, 1/15/44		46	54,756
Duke Energy Carolinas LLC, 4.25%, 12/15/41		90	99,021
Duke Energy Corp., 3.75%, 4/15/24		20	21,408
Entergy Arkansas, Inc., 3.70%, 6/01/24		127	135,965
Florida Power & Light Co., 3.80%, 12/15/42		29	30,227
Georgia Power Co., 3.00%, 4/15/16		153	156,798
PacifiCorp, 3.60%, 4/01/24		174	186,432
Progress Energy, Inc., 4.88%, 12/01/19		11	12,339
Public Service Co. of Colorado, 2.50%, 3/15/23		73	73,265
Southern California Edison Co., 1.25%, 11/01/17		37	37,050
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (b)		39	40,736

			847,997
Electrical Equipment — 0.0%
Rockwell Automation, Inc., 2.88%, 3/01/25		58	58,467
Energy Equipment & Services — 0.0%
Ensco PLC, 5.75%, 10/01/44		12	11,622
Transocean, Inc., 6.80%, 3/15/38		16	11,480

			23,102

Corporate Bonds		Par (000)	Value
Food & Staples Retailing — 0.1%
CVS Health Corp., 5.30%, 12/05/43	USD	22	$26,876
Wal-Mart Stores, Inc.:
2.55%, 4/11/23		43	43,336
4.00%, 4/11/43		25	26,518

			96,730
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories, 2.95%, 3/15/25		145	146,722
Baxter International, Inc., 2.40%, 8/15/22		54	52,137
Becton Dickinson and Co.:
1.80%, 12/15/17		24	24,184
2.68%, 12/15/19		90	91,928
3.13%, 11/08/21		44	45,197
Boston Scientific Corp., 2.65%, 10/01/18		62	62,682
CareFusion Corp., 1.45%, 5/15/17		71	71,053
Medtronic, Inc.:
2.50%, 3/15/20 (b)		52	53,151
3.13%, 3/15/22		48	49,770
4.63%, 3/15/44		80	89,493
Zimmer Holdings, Inc.:
3.55%, 4/01/25		92	93,908
4.25%, 8/15/35		69	71,174

			851,399
Health Care Providers & Services — 1.0%
Aetna, Inc.:
4.50%, 5/15/42		43	47,716
4.13%, 11/07/42		22	23,171
AmerisourceBergen Corp.:
1.15%, 5/15/17		164	163,426
3.25%, 3/01/25		16	16,213
4.25%, 3/01/45		16	16,806
Anthem, Inc.:
1.88%, 1/15/18		166	166,923
2.30%, 7/15/18		159	161,318
Series A, 3.70%, 8/15/21		101	106,795
3.30%, 1/15/23		107	108,693
Cigna Corp., 3.30%, 4/15/25		116	118,349
Express Scripts Holding Co.:
1.25%, 6/02/17		59	58,945
3.90%, 2/15/22		48	50,967
HCA, Inc., 5.25%, 4/15/25		135	145,800
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		48	48,301
UnitedHealth Group, Inc.:
2.88%, 12/15/21		55	56,462
3.95%, 10/15/42		68	69,616

			1,359,501
Household Durables — 0.1%
Newell Rubbermaid, Inc., 2.88%, 12/01/19		124	126,363
Household Products — 0.1%
Kimberly-Clark Corp.:
1.90%, 5/22/19		135	136,417
2.65%, 3/01/25		25	25,045

			161,462
Industrial Conglomerates — 0.2%
Eaton Corp., 2.75%, 11/02/22		92	92,192
General Electric Co., 4.50%, 3/11/44		125	140,313

			232,505
Insurance — 1.6%
Aflac, Inc., 3.63%, 6/15/23		38	39,969
The Allstate Corp., 3.15%, 6/15/23		38	39,250
American International Group, Inc.:
3.88%, 1/15/35		39	39,195

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	91

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Insurance (concluded)
4.50%, 7/16/44	USD	42	$45,084
4.38%, 1/15/55		32	32,250
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43		30	32,749
Lincoln National Corp., 3.35%, 3/09/25		21	21,240
Loews Corp., 2.63%, 5/15/23		38	37,103
Manulife Financial Corp., 3.40%, 9/17/15		220	222,710
MassMutual Global Funding II, 2.35%, 4/09/19 (b)		200	203,880
MetLife, Inc., 4.05%, 3/01/45		88	91,134
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (b)		510	512,845
2.30%, 4/10/19 (b)		210	213,174
Prudential Financial, Inc.:
4.75%, 9/17/15		277	281,943
4.50%, 11/15/20		217	241,476
4.60%, 5/15/44		72	76,339
The Travelers Cos., Inc., 4.60%, 8/01/43		65	75,608
XLIT Ltd., 2.30%, 12/15/18		55	55,868

			2,261,817
Internet & Catalog Retail — 0.1%
Amazon.com, Inc., 2.60%, 12/05/19		89	91,162
IT Services — 0.1%
MasterCard Inc., 3.38%, 4/01/24		80	84,223
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.:
3.60%, 8/15/21		128	133,607
3.30%, 2/15/22		56	57,421

			191,028
Machinery — 0.2%
Caterpillar, Inc., 4.75%, 5/15/64		84	92,259
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 5/01/20		52	52,520
John Deere Capital Corp., 3.35%, 6/12/24		97	102,304

			247,083
Media — 1.1%
CBS Corp.:
2.30%, 8/15/19		71	71,011
3.50%, 1/15/25		46	46,449
Comcast Corp., 4.75%, 3/01/44		131	150,737
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.60%, 2/15/21		131	143,245
6.38%, 3/01/41		33	38,859
5.15%, 3/15/42		38	39,713
Discovery Communications LLC, 3.45%, 3/15/25		44	43,965
The Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		47	49,236
3.75%, 2/15/23		40	41,434
NBCUniversal Media LLC:
4.38%, 4/01/21		52	57,935
4.45%, 1/15/43		102	110,761
Scripps Networks Interactive, Inc., 2.75%, 11/15/19		91	91,770
Time Warner Cable, Inc.:
6.55%, 5/01/37		38	47,722
5.50%, 9/01/41		87	99,941
4.50%, 9/15/42		83	85,138
Time Warner, Inc.:
2.10%, 6/01/19		130	130,660
4.65%, 6/01/44		81	87,258

Corporate Bonds		Par (000)	Value
Media (concluded)
Viacom, Inc.:
2.75%, 12/15/19	USD	104	$105,638
4.50%, 3/01/21		54	58,517
4.85%, 12/15/34		23	23,761

			1,523,750
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		88	85,891
5.40%, 11/14/34		80	73,143
Newmont Mining Corp., 3.50%, 3/15/22		64	62,155
Novelis, Inc., 8.75%, 12/15/20		310	332,087
Nucor Corp., 5.20%, 8/01/43		30	33,758

			587,034
Multiline Retail — 0.1%
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34		44	46,570
Target Corp.:
3.50%, 7/01/24		23	24,419
4.00%, 7/01/42		36	38,140

			109,129
Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co.:
2.40%, 2/01/20		35	35,507
3.50%, 2/01/25		35	36,448
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		34	38,888
CMS Energy Corp., 3.88%, 3/01/24		41	43,838
Consumers Energy Co., 3.95%, 5/15/43		29	30,687
Dominion Resources, Inc.:
1.95%, 8/15/16		106	107,259
2.50%, 12/01/19		81	82,317
DTE Energy Co.:
2.40%, 12/01/19		25	25,406
3.50%, 6/01/24		104	108,054
NiSource Finance Corp., 3.85%, 2/15/23		61	64,379
Pacific Gas & Electric Co.:
4.75%, 2/15/44		36	41,488
4.30%, 3/15/45		29	31,208
PG&E Corp., 2.40%, 3/01/19		51	51,645
Sempra Energy, 2.88%, 10/01/22		29	28,992
Virginia Electric & Power Co., 4.45%, 2/15/44		29	32,679

			758,795
Oil, Gas & Consumable Fuels — 2.8%
Anadarko Petroleum Corp., 3.45%, 7/15/24		18	18,029
Chevron Corp.:
2.19%, 11/15/19		25	25,522
1.96%, 3/03/20		287	288,838
Continental Resources, Inc.:
3.80%, 6/01/24		40	36,870
4.90%, 6/01/44		48	42,332
Energy Transfer Partners LP:
4.15%, 10/01/20		45	47,242
4.65%, 6/01/21		136	145,309
Enterprise Products Operating LLC:
3.90%, 2/15/24		42	43,942
4.45%, 2/15/43		100	101,532
EOG Resources, Inc.:
2.45%, 4/01/20		193	196,037
3.90%, 4/01/35		148	151,763
Exxon Mobil Corp., 1.82%, 3/15/19		159	161,064
Kinder Morgan Energy Partners LP, 3.50%, 3/01/21		486	489,860
Kinder Morgan, Inc., 3.05%, 12/01/19		217	219,154
Laredo Petroleum, Inc., 7.38%, 5/01/22		15	15,469

92	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19	USD	183	$144,570
Marathon Petroleum Corp., 4.75%, 9/15/44		30	30,530
MEG Energy Corp., 6.50%, 3/15/21 (b)		16	14,800
Noble Energy, Inc., 4.15%, 12/15/21		137	145,103
Noble Holding International Ltd., 3.95%, 3/15/22		42	37,302
Occidental Petroleum Corp., 3.13%, 2/15/22		63	64,883
Peabody Energy Corp., 6.00%, 11/15/18		25	19,750
Phillips 66, 4.88%, 11/15/44		33	35,341
Pioneer Natural Resources Co., 3.95%, 7/15/22		87	89,478
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19		137	137,645
2.85%, 1/31/23		54	52,630
4.90%, 2/15/45		38	39,955
Southwestern Energy Co., 4.95%, 1/23/25		42	42,717
Spectra Energy Partners LP, 3.50%, 3/15/25		148	148,737
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		73	71,826
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		38	38,360
2.50%, 8/01/22		44	42,962
4.63%, 3/01/34		42	45,207
Valero Energy Corp., 3.65%, 3/15/25		126	128,858
Western Gas Partners LP, 4.00%, 7/01/22		113	114,866
Williams Partners LP:
4.00%, 11/15/21		143	146,792
3.60%, 3/15/22		96	95,700
4.50%, 11/15/23		14	14,516
4.90%, 1/15/45		92	86,272

			3,771,763
Paper & Forest Products — 0.1%
International Paper Co.:
3.65%, 6/15/24		44	44,861
4.80%, 6/15/44		51	52,379

			97,240
Pharmaceuticals — 1.5%
AbbVie, Inc.:
2.90%, 11/06/22		61	60,509
4.40%, 11/06/42		72	74,118
Actavis Funding SCS:
2.35%, 3/12/18		639	647,642
3.00%, 3/12/20		503	514,612
Bristol-Myers Squibb Co., 4.50%, 3/01/44		47	53,409
Eli Lilly & Co.:
2.75%, 6/01/25		13	13,057
3.70%, 3/01/45		32	32,009
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22		54	54,836
Merck & Co., Inc., 3.70%, 2/10/45		107	107,506
Mylan, Inc., 3.13%, 1/15/23 (b)		81	79,982
Novartis Capital Corp., 4.40%, 4/24/20		85	95,165
Pfizer, Inc.:
4.30%, 6/15/43		43	46,438
4.40%, 5/15/44		33	36,293
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		37	38,968
VRX Escrow Corp., 6.13%, 4/15/25 (b)		112	115,920
Zoetis, Inc., 3.25%, 2/01/23		32	31,891

			2,002,355
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 3.45%, 9/15/21		104	106,160

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (concluded)
Omega Healthcare Investors, Inc., 4.50%, 4/01/27 (b)	USD	33	$32,257
Simon Property Group LP, 4.25%, 10/01/44		38	39,833
Ventas Realty LP, 3.75%, 5/01/24		71	72,939

			251,189
Real Estate Management & Development — 0.3%
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20		361	358,292
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23		46	46,924
4.15%, 4/01/45		23	23,926
CSX Corp., 4.10%, 3/15/44		32	33,328
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 2/01/22 (b)		93	92,971
Ryder System, Inc., 2.45%, 9/03/19		115	115,202
Union Pacific Corp.:
4.82%, 2/01/44		46	54,653
3.88%, 2/01/55		13	12,681
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		114	115,493

			495,178
Software — 0.4%
Adobe Systems, Inc., 3.25%, 2/01/25		38	38,408
First Data Corp., 7.38%, 6/15/19 (b)		105	109,725
Microsoft Corp.:
3.50%, 2/12/35		97	96,744
3.75%, 2/12/45		100	100,381
Oracle Corp.:
2.80%, 7/08/21		189	195,763
4.30%, 7/08/34		65	70,529

			611,550
Specialty Retail — 0.0%
Lowe’s Cos., Inc., 4.25%, 9/15/44		28	30,364
QVC, Inc., 3.13%, 4/01/19		32	32,220

			62,584
Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc.:
2.10%, 5/06/19		393	401,805
3.45%, 2/09/45		29	27,528
Hewlett-Packard Co., 3.75%, 12/01/20		133	139,832

			569,165
Tobacco — 0.3%
Altria Group, Inc.:
2.63%, 1/14/20		49	49,786
2.85%, 8/09/22		36	35,788
Lorillard Tobacco Co., 3.75%, 5/20/23		16	16,291
Philip Morris International, Inc.:
1.13%, 8/21/17		114	114,095
4.88%, 11/15/43		50	56,964
Reynolds American, Inc.:
3.25%, 11/01/22		59	58,708
4.75%, 11/01/42		47	48,479

			380,111
Trading Companies & Distributors — 0.1%
Air Lease Corp., 3.75%, 2/01/22		82	83,330
GATX Corp., 2.60%, 3/30/20		54	54,144
United Rentals North America, Inc., 7.63%, 4/15/22		35	38,290

			175,764

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	93

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services — 0.8%
America Movil SAB de CV, 2.38%, 9/08/16	USD	385	$391,310
Sprint Communications, Inc., 9.00%, 11/15/18 (b)		390	447,525
Sprint Corp., 7.88%, 9/15/23		135	137,700
T-Mobile USA, Inc.:
6.63%, 4/28/21		55	57,613
6.73%, 4/28/22		50	52,625
6.84%, 4/28/23		15	15,787
Vodafone Group PLC, 2.50%, 9/26/22		46	44,488

			1,147,048
Total Corporate Bonds — 25.4%			34,741,329

Floating Rate Loan Interests (a)		Par (000)	Value
Media — 0.2%
Charter Communications Operating LLC (AKA CCO Safari LLC), Term G Loan, 4.25%, 9/10/21		250	251,945
Total Floating Rate Loan Interests — 0.2%			251,945

Foreign Agency Obligations		Par (000)	Value
Norway — 0.2%
Statoil ASA, 2.90%, 11/08/20		280	293,327
Total Foreign Agency Obligations — 0.2%			293,327

Foreign Government Obligations		Par (000)	Value
Brazil — 0.2%
Federative Republic of Brazil, 4.25%, 1/07/25		270	264,600
Colombia — 0.2%
Republic of Colombia:
4.38%, 3/21/23	COP	25,000	8,746
4.00%, 2/26/24	USD	205	211,355

			220,101
Indonesia — 0.1%
Republic of Indonesia:
8.38%, 3/15/24	IDR	1,613,000	130,952
8.38%, 3/15/34		986,000	80,011

			210,963
Italy — 0.6%
Buoni Poliennali Del Tesoro Inflation Linked Bond:
2.35%, 9/15/19	EUR	429	565,127
2.10%, 9/15/21		155	204,627

			769,754
Mexico — 1.2%
United Mexican States:
4.75%, 6/14/18	MXN	5,100	334,524
5.00%, 12/11/19		1,500	97,160
6.50%, 6/09/22		3,300	226,145
4.00%, 10/02/23	USD	724	765,992
8.00%, 12/07/23	MXN	3,000	224,382

			1,648,203
Peru — 0.1%
Republic of Peru, 7.35%, 7/21/25	USD	100	136,000
Slovenia — 0.1%
Republic of Slovenia, 4.13%, 2/18/19 (b)		200	211,448

Foreign Government Obligations		Par (000)	Value
South Africa — 0.1%
Republic of South Africa:
7.75%, 2/28/23	ZAR	1,405	$116,939
8.00%, 1/31/30		781	63,483

			180,422
Turkey — 0.3%
Republic of Turkey, 5.75%, 3/22/24	USD	330	366,993
Total Foreign Government Obligations — 2.9%			4,008,484

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 2.2%
Countrywide Alternative Loan Trust:
Series 2005-72, Class A3, 0.47%, 1/25/36 (a)		35	28,244
Series 2006-OA14, Class 1A1, 1.84%, 11/25/46 (a)		168	142,430
Series 2006-OA6, Class 1A2, 0.38%, 7/25/46 (a)		86	73,494
Series 2007-22, Class 2A16, 6.50%, 9/25/37		931	746,252
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 1.07%, 4/25/46 (a)		235	130,821
Series 2006-OA5, Class 2A1, 0.37%, 4/25/46 (a)		252	202,226
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)		469	472,688
Series 2014-11R, Class 16A1, 2.13%, 9/27/47 (a)(b)		103	99,106
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RMP1, Class A2, 0.32%, 12/25/36 (a)		206	175,649
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 0.97%, 11/25/34 (a)		146	144,639
JPMorgan Madison Avenue Securities Trust, Series 2014-1, Class M1, 2.42%, 11/25/24 (a)(b)		70	70,259
LSTAR Securities Investment Trust:
Series 2014-1, Class Note, 3.27%, 9/01/21 (a)(b)		303	303,787
Series 2015-3, Class A, 2.18%, 3/01/20 (a)(b)		100	98,698
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.68%, 8/25/37 (a)(b)		69	48,610
Morgan Stanley Resecuritization Trust, Series 2014-R5, Class B1, 0.34%, 11/26/33 (a)(b)		200	178,294
Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A1, 0.39%, 2/25/46 (a)		310	148,180

			3,063,377
Commercial Mortgage-Backed Securities — 6.9%
American Homes 4 Rent Pass-Through Certificates, Series 2014-SFR2, Class A, 3.79%, 10/17/36 (b)		99	103,424
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AAB, 5.38%, 9/10/47		3	3,289
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)		25	26,053
Series 2007-3, Class A1A, 5.55%, 6/10/49 (a)		258	277,005

94	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-3, Class A4, 5.55%, 6/10/49 (a)	USD	630	$672,307
Series 2007-3, Class AJ, 5.55%, 6/10/49 (a)		40	41,155
Series 2007-5, Class AM, 5.77%, 2/10/51 (a)		85	90,652
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-FL1, Class A, 1.57%, 12/15/31 (a)(b)		100	100,157
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		188	198,515
Series 2007-PW16, Class AM, 5.90%, 6/11/40 (a)		41	44,633
Series 2007-PW17, Class A3, 5.74%, 6/11/50		44	44,352
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.67%, 7/05/33 (a)(b)		100	101,751
Carefree Portfolio Trust, Series 2014-CARE, Class A, 1.47%, 11/15/19 (a)(b)		100	99,764
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.57%, 12/15/27 (a)(b)		160	160,144
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class A, 0.92%, 6/15/33 (a)(b)		184	183,125
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (a)		25	27,394
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.77%, 5/15/46 (a)		158	170,559
Commercial Mortgage Pass-Through Certificates:
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		110	116,525
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (b)		180	184,601
Series 2013-FL3, Class A, 1.52%, 10/13/28 (a)(b)		215	215,321
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (b)		130	134,709
Series 2014-CR20, Class A4, 3.59%, 11/10/47		16	17,021
Series 2014-CR21, Class B, 4.34%, 12/10/47		30	32,120
Series 2014-FL5, Class D, 2.15%, 10/15/31 (a)(b)		100	92,068
Series 2014-KYO, Class F, 3.66%, 6/11/27 (a)(b)		130	129,677
Series 2015-CR22, Class A5, 3.31%, 3/10/48		120	123,590
Credit Suisse Mortgage Capital Certificates, Series 2010-RR2, Class 2A, 5.90%, 9/15/39 (a)(b)		299	313,400
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.51%, 4/17/50		25	26,407
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.15%, 3/15/18 (a)(b)		180	180,450
Deutsche Bank Re-REMIC Trust:
Series 2011-C32, Class A3A, 5.72%, 6/17/49 (a)(b)		165	176,753
Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		139	139,297
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (b)		180	184,052
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class AFL1, 1.47%, 12/15/16 (a)(b)		100	99,974

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.87%, 12/10/49 (a)	USD	130	$140,729
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.55%, 12/10/27 (a)(b)		360	344,726
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(b)		290	297,876
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.22%, 3/05/37 (b)		100	101,150
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB20, Class AJ, 6.08%, 2/12/51 (a)		20	21,047
Series 2007-LDPX, Class A1A, 5.44%, 1/15/49		73	78,614
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (a)		102	106,507
Series 2014-FL6, Class A, 1.57%, 11/15/31 (a)(b)		105	105,125
Series 2015-CSMO, Class D, 3.48%, 1/15/32 (a)(b)		100	100,060
Merrill Lynch Mortgage Trust:
Series 2005-CKI1, Class AJ, 5.28%, 11/12/37 (a)		195	198,805
Series 2007-C1, Class A1A, 5.84%, 6/12/50 (a)		109	114,044
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2, 3.10%, 12/15/47		32	33,576
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.35%, 2/12/44 (a)		25	24,237
Series 2007-HQ12, Class A2FX, 5.67%, 4/12/49 (a)		66	65,434
Series 2007-HQ12, Class AM, 5.67%, 4/12/49 (a)		315	335,666
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		120	127,850
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (a)		113	121,549
Series 2007-IQ15, Class AM, 5.91%, 6/11/49 (a)		505	541,350
Morgan Stanley Re-REMIC Trust:
Series 2011-IO, Class C, 0.00%, 3/23/51 (b)(d)		100	94,500
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (b)		103	102,445
Series 2012-XA, Class A, 2.00%, 7/27/49 (b)		135	135,542
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.94%, 2/16/51 (a)(b)		753	784,086
SCG Trust, Series 2013-SRP1, Class AJ, 2.11%, 11/15/26 (a)(b)		120	120,371
STRIPs Ltd.:
Series 2012-1A, Class A, 1.50%, 12/25/44 (b)		170	170,294
Series 2012-1A, Class B, 0.50%, 12/25/44 (b)		100	90,750
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (a)		27	27,703
Series 2006-C29, Class AM, 5.34%, 11/15/48		30	31,813
Series 2006-WL7A, Class H, 0.55%, 9/15/21 (a)(b)		150	146,543
Series 2007-C33, Class AJ, 5.94%, 2/15/51 (a)		153	161,352

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	95

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class A5, 3.45%, 2/15/48	USD	20	$20,997
Series 2015-C27, Class C, 3.89%, 2/15/48		30	29,301
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (b)		84	84,089

			9,368,375
Interest Only Collateralized Mortgage Obligations — 0.0%
American Home Mortgage Investment Trust, Series 2007-1, Class GIOP, 2.08%, 5/25/47		114	20,491
Interest Only Commercial Mortgage-Backed Securities — 0.7%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36 (a)(b)		3,475	185,638
Commercial Mortgage Pass-Through Certificates:
Series 2013-LC6, Class XA, 1.77%, 1/10/46 (a)		1,973	161,960
Series 2015-3BP, Class XA, 0.05%, 2/10/35 (a)(b)		1,700	15,129
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, 1.72%, 2/10/46 (a)		2,630	249,539
Hilton USA Trust, Series 2013-HLT, Class X1FX, 0.09%, 11/05/30 (a)(b)		2,340	1,462
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.57%, 4/15/46 (a)		1,086	91,921
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, 1.17%, 12/15/47 (a)		406	30,109
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.79%, 12/15/45 (a)(b)		837	79,977
Series 2014-C24, Class XA, 0.99%, 11/15/47 (a)		824	56,389
Series 2014-LC14, Class XA, 1.46%, 3/15/47 (a)		988	81,455

			953,579
Total Non-Agency Mortgage-Backed Securities — 9.8%			13,405,822

Other Interests (e)		Beneficial Interest (000)	Value
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (f)(g)		185	—
Lehman Brothers Holdings, Inc. (f)(g)		1,025	—
Total Other Interests — 0.0%			—

Preferred Securities
Capital Trusts		Par (000)	Value
Banks — 0.2%
Bank of America Corp., 6.25% (a)(h)		90	91,294
Citigroup, Inc.:
5.80% (a)(h)		55	55,137
5.88% (a)(h)		70	70,700
JPMorgan Chase & Co., 6.75% (a)(h)		10	10,850

			227,981

Capital Trusts		Par (000)	Value
Capital Markets — 0.0%
State Street Capital Trust IV, 1.24%, 6/01/77 (a)	USD	30	$25,350
Total Capital Trusts — 0.2%			253,331

Preferred Stocks		Shares	Value
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (b)		200,000	212,040
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series S, 8.25%		10,000	41,600
Freddie Mac, Series Z, 8.38%		10,000	41,600

			83,200
Total Preferred Stocks — 0.2%			295,240

Trust Preferreds		Shares	Value
Consumer Finance — 0.1%
GMAC Capital Trust I, 8.13%, 2/15/40 (a)		8,000	210,000
Diversified Financial Services — 0.3%
Citigroup Capital XIII, 7.88%, 10/30/40 (a)		13,971	370,511
Total Trust Preferreds — 0.4%			580,511
Total Preferred Securities — 0.8%			1,129,082

Taxable Municipal Bonds		Par (000)	Value
Los Angeles Community College District/CA GO, 6.60%, 8/01/42	USD	30	43,405
Metropolitan Transportation Authority RB, 6.67%, 11/15/39		40	56,151
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		30	39,248
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		45	67,711
New York City Water & Sewer System RB:
5.38%, 6/15/43		200	234,632
5.50%, 6/15/43		240	283,445
5.88%, 6/15/44		30	40,689
New York State Dormitory Authority RB, 5.39%, 3/15/40		30	38,290
Port Authority of New York & New Jersey RB, 4.96%, 8/01/46		60	71,622
State of California GO, 7.55%, 4/01/39		175	273,224
State of Illinois GO, 5.10%, 6/01/33		165	167,876
University of California RB, 4.86%, 5/15/2112		15	16,177

Total Taxable Municipal Bonds — 1.0%			1,332,470

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.2%
Fannie Mae:
Series 2013-C01, Class M2, 5.41%, 10/25/23 (a)		220	240,489
Series 2014-C01, Class M2, 4.57%, 1/25/24 (a)		90	93,433

			333,922
Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2014-M13, Class A2, 3.02%, 8/25/24 (a)		30	31,100

96	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Series 2015-M3, Class A2, 2.72%, 10/25/24	USD	94	$95,636
Freddie Mac:
Series K037, Class A2, 3.49%, 1/25/24		35	37,958
Series K041, Class A2, 3.17%, 10/25/24		85	89,963

			254,657
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2013-M5, Class X2, 2.48%, 1/25/22 (a)		564	60,854
Series 2014-M13, Class X2, 0.24%, 2/25/24 (a)		3,765	47,098
Ginnie Mae, Series 2012-120, Class IO, 0.95%, 2/16/53 (a)		1,061	75,031

			182,983
Mortgage-Backed Securities — 54.2%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30 (i)		1,500	1,539,511
3.00%, 4/01/29-6/01/43 (a)(i)		6,736	6,972,542
3.14%, 3/01/41 (a)		100	105,961
3.18%, 12/01/40 (a)		142	149,950
3.34%, 6/01/41 (a)		116	122,474
3.50%, 7/01/26-4/01/45 (a)(i)		5,351	5,695,607
4.00%, 2/01/25-4/01/45 (i)		6,971	7,459,037
4.50%, 2/01/25-4/01/45 (i)		7,858	8,558,462
4.70%, 8/01/38 (a)		160	168,125
5.00%, 2/01/33-4/01/45 (i)		4,424	4,931,167
5.50%, 2/01/35-4/01/45 (i)		1,433	1,621,708
6.00%, 2/01/17-4/01/45 (i)		1,103	1,261,269
6.50%, 5/01/40		426	489,471
Freddie Mac Mortgage-Backed Securities:
2.50%, 4/01/30 (i)		800	820,250
3.00%, 4/01/30-8/01/43 (i)		2,884	2,959,274
3.02%, 2/01/41 (a)		116	123,701
3.50%, 4/01/42-4/01/45 (i)		4,148	4,346,854
4.00%, 8/01/44-4/01/45 (i)		2,127	2,274,925
4.50%, 2/01/39-4/01/45 (i)		2,285	2,488,114
4.83%, 4/01/38 (a)		220	232,710
5.00%, 8/01/40-4/01/45 (i)		1,082	1,201,100
5.50%, 6/01/41-4/01/45 (i)		449	504,005
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/45 (i)		2,183	2,247,038
3.50%, 12/15/42-4/15/45 (i)		4,261	4,490,202
4.00%, 9/20/40-4/15/45 (i)		8,112	8,664,366
4.50%, 5/20/41-4/15/45 (i)		2,676	2,939,476
5.00%, 12/15/38-4/15/45 (i)		1,081	1,205,629
5.50%, 4/15/45 (i)		500	563,984

			74,136,912
Total U.S. Government Sponsored Agency Securities — 54.7%			74,908,474

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds, 2.50%, 2/15/45	USD	4,143	$4,104,409
U.S. Treasury Inflation Indexed Bonds:
0.75%, 2/15/42 (j)		647	653,798
1.38%, 2/15/44		255	299,424
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		488	491,854
U.S. Treasury Notes:
0.50%, 3/31/17		1,970	1,967,845
1.00%, 3/15/18 (j)		7,130	7,156,181
1.38%, 10/31/19-3/31/20		9,669	9,674,603
1.75%, 2/28/22-3/31/22		4,485	4,497,018
2.00%, 2/15/25 (j)		1,643	1,653,296
Total U.S. Treasury Obligations — 22.3%			30,498,428
Total Long-Term Investments (Cost — $175,466,079) — 129.5%			177,273,456

Short-Term Securities		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (k)(l)		6,134,124	6,134,124
Total Short-Term Securities (Cost — $6,134,124) — 4.5%			6,134,124

Options Purchased			Value
(Cost — $905) — 0.0%			850
Total Investments Before TBA Sale Commitments (Cost — $181,601,108*) — 134.0%			183,408,430

TBA Sale Commitments (i)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30		500	(513,516)
3.00%, 4/01/30-4/01/45		2,545	(2,640,771)
3.50%, 4/01/30		1,324	(1,404,681)
4.00%, 4/01/30-4/01/45		2,380	(2,536,100)
4.50%, 4/01/45		4,980	(5,427,155)
5.00%, 4/01/45		4,200	(4,667,128)
5.50%, 4/01/45		900	(1,013,766)
6.00%, 4/01/45		100	(114,078)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/45		725	(739,613)
3.50%, 4/01/45		1,500	(1,572,041)
4.00%, 4/01/45		700	(747,688)
4.50%, 4/01/45		900	(980,086)
5.50%, 4/01/45		100	(112,203)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/45		300	(308,900)
3.50%, 4/15/45		2,200	(2,315,078)
4.00%, 7/15/43-4/15/45		6,440	(6,866,292)
4.50%, 4/15/44-4/15/45		910	(998,353)
Total TBA Sale Commitments (Proceeds — $32,819,914) — (24.1)%			(32,957,449)
Total Investments Net of TBA Sale Commitments — 109.9%			150,450,981
Liabilities in Excess of Other Assets — (9.9)%			(13,566,969)

Net Assets — 100.0%			$136,884,012

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	97

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$181,652,907

Gross unrealized appreciation	$2,827,476
Gross unrealized depreciation	(1,071,953)

Net unrealized appreciation	$1,755,523

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Zero-coupon bond.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f)	Non-income producing security.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	Represents or includes a TBA transaction. As of March 31, 2015, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$591,273	$2,375
BNP Paribas Securities Corp.	$(315,668)	$(2,824)
Citigroup Global Markets, Inc.	$(1,700,737)	$(3,387)
Credit Suisse Securities (USA) LLC	$2,591,041	$14,772
Deutsche Bank Securities, Inc.	$2,236,769	$1,295
Goldman Sachs & Co.	$(2,437,255)	$(11,278)
J.P. Morgan Securities LLC	$3,942,431	$27,626
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(507,949)	$(7,480)
Morgan Stanley & Co. LLC	$962,777	$6,414
Nomura Securities International, Inc.	$930,502	$10,853
SG Americas Securities LLC	$(108,898)	$(398)
Wells Fargo Securities LLC	$1,012,244	$5,030

(j)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(k)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,225,706	4,908,418	6,134,124	$434

(l)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of March 31, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.28%	12/18/14	Open	$648,000	$648,352
Credit Suisse Securities (USA) LLC	(0.37)%	3/31/15	4/01/15	2,158,306	2,158,306
J.P. Morgan Securities LLC	0.12%	3/31/15	4/01/15	7,156,737	7,156,761
Total				$9,963,043	$9,963,419

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/(Short)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(1)	Australian Government Bond (3 Year)	Eurex	June 2015	USD	151,158	$(625)

98	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

As of March 31, 2015, financial futures contracts outstanding were as follows: (concluded)

Contracts Long (Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
28	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2015	USD	4,588,500	$64,085
33	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2015	USD	7,232,156	22,897
6	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2015	USD	721,266	(39)
14	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	USD	1,804,687	(534)
(1)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	June 2015	USD	169,875	(970)
(18)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	4,462,200	(8,674)
(7)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	1,731,975	(3,322)
(7)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	1,728,562	(4,329)
(19)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	4,683,263	(12,301)
(3)	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	738,375	(2,029)
Total						$54,159

•	As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	63,036	MXN	958,930	BNP Paribas S.A.	4/07/15	$200
USD	55,938	MXN	834,399	JPMorgan Chase Bank N.A.	4/07/15	1,262
EUR	553,000	USD	598,740	Bank of America N.A.	4/21/15	(3,954)
EUR	282,000	USD	302,694	Citibank N.A.	4/21/15	614
EUR	28,000	USD	29,788	Goldman Sachs Bank USA	4/21/15	327
USD	354,089	EUR	326,000	Citibank N.A.	4/21/15	3,456
USD	2,326,464	EUR	2,016,000	Citibank N.A.	4/21/15	158,132
USD	353,046	EUR	315,000	Deutsche Bank AG	4/21/15	14,244
USD	45,784	EUR	40,900	Morgan Stanley Capital Services LLC	4/21/15	1,794
USD	97,108	EUR	86,000	UBS AG	4/21/15	4,610
USD	221,283	MXN	3,245,000	HSBC Bank PLC	4/21/15	8,849
USD	115,780	MXN	1,705,000	Morgan Stanley Capital Services LLC	4/21/15	4,163
USD	104,654	MXN	1,540,000	Standard Chartered Bank	4/21/15	3,838
PLN	335,965	USD	90,095	Standard Chartered Bank	5/04/15	(1,544)
PLN	337,394	USD	89,355	Standard Chartered Bank	5/04/15	(429)
USD	78,944	PLN	292,558	Standard Chartered Bank	5/04/15	1,835
USD	104,076	PLN	385,820	Standard Chartered Bank	5/04/15	2,386
USD	85,450	MXN	1,279,703	Morgan Stanley Capital Services LLC	5/06/15	1,762
TRY	806,243	USD	353,926	Goldman Sachs International	5/07/15	(46,925)
USD	21,799	TRY	49,411	Bank of America N.A.	5/07/15	2,984
USD	28,442	TRY	65,180	Bank of America N.A.	5/07/15	3,361
USD	28,524	TRY	64,630	Bank of America N.A.	5/07/15	3,914
USD	100,142	TRY	225,790	BNP Paribas S.A.	5/07/15	14,166
USD	47,926	TRY	110,015	Deutsche Bank AG	5/07/15	5,594
USD	68,118	TRY	153,423	Deutsche Bank AG	5/07/15	9,698
USD	56,922	TRY	128,364	Goldman Sachs International	5/07/15	8,043
USD	11,083	COP	29,029,578	Credit Suisse International	5/13/15	(22)
USD	52,331	MXN	783,957	Morgan Stanley Capital Services LLC	5/13/15	1,089
USD	3,052	MXN	47,401	Morgan Stanley Capital Services LLC	5/18/15	(46)
USD	174,050	MXN	2,607,396	Morgan Stanley Capital Services LLC	5/18/15	3,683
USD	50,604	MXN	758,411	Morgan Stanley Capital Services LLC	5/20/15	1,057
USD	51,536	MXN	790,574	Morgan Stanley Capital Services LLC	5/26/15	(90)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	99

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	101,894	MXN	1,536,665	Morgan Stanley Capital Services LLC	5/26/15	$1,546
USD	49,663	MXN	744,653	Morgan Stanley Capital Services LLC	5/27/15	1,039
USD	53,183	ZAR	641,014	Citibank N.A.	5/29/15	849
USD	132,026	ZAR	1,591,598	Citibank N.A.	5/29/15	2,083
USD	508	IDR	6,656,957	Deutsche Bank AG	6/17/15	8
USD	45,687	IDR	603,298,098	Deutsche Bank AG	6/17/15	404
USD	56,673	IDR	742,985,785	Deutsche Bank AG	6/17/15	905
USD	114,832	IDR	1,509,814,215	Deutsche Bank AG	6/17/15	1,507
Total						$216,392

•	As of March 31, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Euro Dollar 90-Day	Put	USD	98.88	6/12/15	4	$850

•	As of March 31, 2015, interest rate indexed floors purchased outstanding were as follows:

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
10Y-2Y CMS Index Floor[1]	0.50%	Goldman Sachs International	12/16/15	USD	66,635	$40,804	$73,299	$(32,495)

[1]	Fund pays the upfront premium and receives the greater of the exercise rate minus the difference of the 10-year CMS Index and 2-year CMS Index or $0.

•	As of March 31, 2015, interest rate indexed floors sold outstanding were as follows:

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Appreciation
10Y-2Y CMS Index Floor[1]	0.00%	Goldman Sachs International	12/16/15	USD	66,635	$(7,395)	$(19,991)	$12,596

[1]	Fund receives the upfront premium and pays the greater of the exercise rate minus the difference of the 10-year CMS Index and 2-year CMS Index or $0.

•	As of March 31, 2015, centrally cleared credit default swaps — buy protection outstanding were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation
CDX.NA.IG Series 24 Version 1	1.00%	Chicago Mercantile	6/20/20	USD	249	$5

•	As of March 31, 2015, centrally cleared credit default swaps — sold protection outstanding were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 24 Version 1	5.00%	Chicago Mercantile	6/20/20	B+	USD	2,680	$10,730

[1]	Using Standard & Poor’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of March 31, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/26/16	USD	535	$(752)
1.26%[1]	3-month LIBOR	Chicago Mercantile	1/12/16[2]	1/12/17	USD	7,141	(18,554)
2.21%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/28/22	USD	74	(2,463)
1.89%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/05/25	USD	80	757

100	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

As of March 31, 2015, centrally cleared interest rate swaps outstanding were as follows: (continued)

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.73%[1]	6-month EURIBOR	Chicago Mercantile	N/A	2/20/25	EUR	60	(1,134)
0.75%[1]	6-month EURIBOR	Chicago Mercantile	N/A	2/20/25	EUR	60	(1,269)
Total							$(23,415)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

•	As of March 31, 2015, OTC credit default swaps — buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Radian Group, Inc.	5.00%	Citibank N.A.	6/20/15	USD	750	$(9,259)	$1,912	$(11,171)
Genworth Holdings, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/16	USD	90	1,921	1,304	617
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/20	USD	79	4,114	4,284	(170)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	77	4,021	4,124	(103)
Total						$797	$11,624	$(10,827)

•	As of March 31, 2015, OTC credit default swaps — sold protection outstanding were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BBB-	USD	95	$(20,586)	$(2,515)	$(18,071)
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BB+	USD	15	(3,251)	(397)	(2,854)
Barrick Gold Corp.	1.00%	Deutsche Bank AG	12/20/19	BBB-	USD	60	(1,246)	(2,229)	983
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	30	(7,287)	(2,287)	(5,000)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	25	(6,072)	(1,843)	(4,229)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	25	(6,072)	(1,799)	(4,273)
Apache Corp.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	A-	USD	60	(750)	(2,579)	1,829
Freeport-McMoRan, Inc.	1.00%	Citibank N.A.	3/20/20	BBB-	USD	90	(5,930)	(7,669)	1,739
Freeport-McMoRan, Inc.	1.00%	Citibank N.A.	3/20/20	BBB-	USD	40	(2,635)	(3,049)	414
Freeport-McMoRan, Inc.	1.00%	Credit Suisse International	3/20/20	BBB-	USD	15	(989)	(1,101)	112
The Goldman Sachs Group, Inc.	1.00%	Bank of America N.A.	6/20/20	A-	USD	200	1,541	1,164	377
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	39	(465)	(635)	170
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	39	(465)	(538)	73
United Mexican States	1.00%	Citibank N.A.	6/20/20	BBB+	USD	79	(944)	(1,443)	499
United Mexican States	1.00%	HSBC Bank PLC	6/20/20	BBB+	USD	44	(526)	(779)	253
Barrick Gold Corp.	1.00%	Goldman Sachs International	6/20/21	BBB-	USD	136	(7,760)	(9,991)	2,231
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	390	(6,778)	(36,770)	29,992
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	95	(2,437)	(13,522)	11,085
Total							$(72,652)	$(87,982)	$15,330

[1]	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of March 31, 2015, OTC interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
11.36%[1]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	898	$(3,107)	$(12)	$(3,095)
11.26%[1]	1-day BZDIOVER	Deutsche Bank AG	1/04/16	BRL	216	(934)	(5)	(929)
12.14%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	1,860	1,507	89	1,418
11.59%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	965	(638)	(14)	(624)
12.13%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	840	722	40	682

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	101

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

As of March 31, 2015, OTC interest rate swaps outstanding were as follows: (concluded)

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
11.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	553	(841)	(13)	(828)
4.19%[1]	28-day MXIBTIIE	Deutsche Bank AG	12/16/16	MXN	2,756	205	(14)	219
11.15%[1]	1-day BZDIOVER	Deutsche Bank AG	1/02/17	BRL	242	(2,662)	(4)	(2,658)
12.18%[2]	1-day BZDIOVER	Deutsche Bank AG	1/02/17	BRL	220	1,056	11	1,045
12.22%[2]	1-day BZDIOVER	Deutsche Bank AG	1/02/17	BRL	123	547	6	541
11.47%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/17	BRL	549	(4,168)	(18)	(4,150)
12.18%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/17	BRL	256	(852)	(7)	(845)
4.35%[2]	28-day MXIBTIIE	Bank of America N.A.	11/17/17	MXN	936	277	6	271
13.34%[1]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	381	471	(5)	476
13.14%[1]	1-day BZDIOVER	Bank of America N.A.	1/02/18	BRL	230	(154)	(2)	(152)
4.69%[2]	28-day MXIBTIIE	Bank of America N.A.	3/16/18	MXN	841	(46)	6	(52)
4.55%[2]	28-day MXIBTIIE	Barclays Bank PLC	3/21/18	MXN	826	167	11	156
4.57%[2]	28-day MXIBTIIE	Citibank N.A.	3/21/18	MXN	826	136	12	124
4.85%[2]	28-day MXIBTIIE	Bank of America N.A.	11/01/18	MXN	716	55	2	53
4.72%[2]	28-day MXIBTIIE	Citibank N.A.	11/14/18	MXN	1,100	479	3	476
5.05%[2]	28-day MXIBTIIE	Citibank N.A.	11/15/19	MXN	776	193	8	185
5.04%[2]	28-day MXIBTIIE	Bank of America N.A.	11/18/19	MXN	735	332	3	329
4.81%[1]	28-day MXIBTIIE	Bank of America N.A.	1/28/20	MXN	573	(710)	—	(710)
5.59%[1]	28-day MXIBTIIE	Goldman Sachs International	3/04/20	MXN	2,017	1,952	(8)	1,960
5.42%[1]	28-day MXIBTIIE	Goldman Sachs International	3/06/20	MXN	1,152	518	(18)	536
5.23%[1]	28-day MXIBTIIE	Bank of America N.A.	3/12/20	MXN	1,531	(210)	(5)	(205)
5.21%[1]	28-day MXIBTIIE	Deutsche Bank AG	3/16/20	MXN	1,768	(377)	(6)	(371)
2.57%[1]	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	300	18,531	—	18,531
12.97%[1]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	206	149	—	149
11.41%[2]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	162	3,862	4	3,858
12.05%[1]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	87	(1,211)	(1)	(1,210)
11.84%[1]	1-day BZDIOVER	HSBC Bank PLC	1/04/21	BRL	58	(1,020)	—	(1,020)
11.72%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL	16	(329)	(1)	(328)
		Morgan Stanley Capital
3.30%[2]	3-month LIBOR	Services LLC	5/06/21	USD	700	(75,248)	—	(75,248)
3.27%[2]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	470	(48,905)	—	(48,905)
2.16%[2]	3-month LIBOR	Bank of America N.A.	5/28/23	USD	200	(5,299)	—	(5,299)
2.31%[2]	3-month LIBOR	Deutsche Bank AG	5/31/23	USD	200	(7,720)	—	(7,720)
6.19%[1]	28-day MXIBTIIE	Goldman Sachs International	7/25/24	MXN	962	1,021	(6)	1,027
6.37%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	9/18/24	MXN	722	1,374	(5)	1,379
5.84%[1]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN	1,094	(805)	(6)	(799)
5.85%[1]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN	476	(331)	(2)	(329)
5.73%[2]	28-day MXIBTIIE	Bank of America N.A.	1/03/25	MXN	672	911	9	902
5.55%[1]	28-day MXIBTIIE	Bank of America N.A.	1/13/25	MXN	494	(1,061)	(2)	(1,059)
5.56%[1]	28-day MXIBTIIE	Goldman Sachs International	1/13/25	MXN	712	(1,694)	(3)	(1,691)
6.04%[1]	28-day MXIBTIIE	Bank of America N.A.	3/17/25	MXN	443	32	(2)	34
6.04%[1]	28-day MXIBTIIE	Credit Suisse International	3/17/25	MXN	295	21	(2)	23
7.48%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	3/25/25	ZAR	1,093	(1,456)	(7)	(1,449)
Total						$(125,260)	$42	$(125,302)

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

102	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$14,314,937	$2,389,158	$16,704,095
Corporate Bonds	—	34,741,329	—	34,741,329
Floating Rate Loan Interests	—	251,945	—	251,945
Foreign Agency Obligations	—	293,327	—	293,327
Foreign Government Obligations	—	4,008,484	—	4,008,484
Non-Agency Mortgage-Backed Securities	—	11,809,150	1,596,672	13,405,822
Preferred Securities	$663,711	465,371	—	1,129,082
Taxable Municipal Bonds	—	1,332,470	—	1,332,470
U.S. Government Sponsored Agency Securities	—	74,812,838	95,636	74,908,474
U.S. Treasury Obligations	—	30,498,428	—	30,498,428
Short-Term Securities	6,134,124	—	—	6,134,124
Options Purchased:
Interest Rate Contracts	850	—	—	850
Liabilities:
Investments:
TBA Sale Commitments	—	(32,957,449)	—	(32,957,449)

Total	$6,798,685	$139,570,830	$4,081,466	$150,450,981

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$61,109	—	$61,109
Foreign currency exchange contracts	—	269,402	—	269,402
Interest rate contracts	$86,982	47,727	—	134,709
Liabilities:
Credit contracts	—	(45,871)	—	(45,871)
Foreign currency exchange contracts	—	(53,010)	—	(53,010)
Interest rate contracts	(32,823)	(216,343)	—	(249,166)

Total	$54,159	$63,014	—	$117,173

1  Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes.
As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$932,067	—	—	$932,067
Cash pledged for financial futures contracts	138,000	—	—	138,000
Cash pledged for centrally cleared swaps	170,000	—	—	170,000
Liabilities:
Foreign currency at value	—	$(254,405)	—	(254,405)
Reverse repurchase agreements	—	(9,963,419)	—	(9,963,419)

Total	$1,240,067	$(10,217,824)	—	$(8,977,757)

During the period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	103

Schedule of Investments (concluded)	BlackRock Total Return V.I. Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of December 31, 2014	$1,724,509	$294,700	$1,396,320	—	$3,415,529
Transfers into Level 3	1,270,448	—	—	—	1,270,448
Transfers out of Level 3	(961,202)	—	(309,785)	—	(1,270,987)
Accrued discounts/premiums	76	—	921	$(18)	979
Net realized gain (loss)	1	—	1,148	—	1,149
Net change in unrealized appreciation/depreciation[1]	11,257	(1,466)	(4,927)	529	5,393
Purchases	455,450	—	580,655	95,125	1,131,230
Sales	(111,381)	(293,234)	(67,660)	—	(472,275)

Closing Balance, as of March 31, 2015	$2,389,158	—	$1,596,672	$95,636	$4,081,466

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015[1]	$11,257	—	$(4,922)	$529	$6,864

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

104	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock U.S. Government Bond V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cedar Funding III CLO Ltd., Series 2014-3A, Class A1, 1.79%, 5/20/26 (a)(b)	USD	500	$499,375
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.33%, 8/15/25 (a)(b)		700	688,872
Invitation Homes Trust, Series 2015-SFR2, Class A, 1.53%, 6/17/32		400	400,000
OCP CLO Ltd., Series 2012-2A, Class A2, 1.74%, 11/22/23 (a)(b)		800	798,734
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 1.34%, 4/20/25 (a)(b)		500	492,350
Progress Residential Trust, Series 2015-SFR1, Class A, 1.57%, 2/17/32 (a)(b)		500	501,417
Washington Mill CLO Ltd., Series 2014-1A, Class A1, 1.73%, 4/20/26 (a)(b)		500	496,700
Total Asset-Backed Securities — 4.3%			3,877,448

Corporate Bonds
Diversified Financial Services — 0.2%
Northern Rock Asset Management PLC, 5.63%, 6/22/17 (a)		200	218,782
Thrifts & Mortgage Finance — 0.8%
Cie de Financement Foncier SA, 2.50%, 9/16/15 (a)		700	706,307
Total Corporate Bonds — 1.0%			925,089

Foreign Government Obligations
Italy — 0.6%
Buoni Poliennali Del Tesoro Inflation Linked Bond:
2.35%, 9/15/19	EUR	296	389,924
2.10%, 9/15/21		105	138,618

			528,542
Mexico — 0.3%
United Mexican States, 8.00%, 12/07/23	MXN	3,950	295,436
Total Foreign Government Obligations — 0.9%			823,978

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 2.4%
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, 1/15/49	USD	466	495,472
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.67%, 7/05/33 (a)(b)		700	712,257
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class AFL1, 1.47%, 12/15/16 (a)(b)		1,000	999,742

			2,207,471

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 1.8%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR5, Class XA, 1.89%, 12/10/45 (b)	USD	4,966	$456,782
Series 2013-CR7, Class XA, 1.53%, 3/10/46 (b)		3,740	294,304
Series 2014-CR14, Class XA, 1.04%, 2/10/47 (b)		1,426	67,966
Series 2015-CR22, Class XA, 1.17%, 3/10/48 (b)		2,400	169,505
Commercial Mortgage Trust, Series 2015-LC19, Class XA, 1.24%, 2/10/48 (b)		1,599	145,822
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.57%, 4/15/46 (b)		4,444	376,040
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, 1.46%, 3/15/47 (b)		1,629	134,203

			1,644,622
Total Non-Agency Mortgage-Backed Securities — 4.2%			3,852,093

U.S. Government Sponsored Agency Securities
Agency Obligations — 8.9%
Fannie Mae, 1.63%, 10/26/15		3,880	3,911,021
Federal Home Loan Bank:
1.95%, 7/24/18		1,820	1,827,932
4.00%, 4/10/28		500	561,271
Freddie Mac, 1.25%, 1/30/18		1,880	1,881,423

			8,181,647
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac, Series K043, Class X1, 0.68%, 12/25/24 (b)		3,200	145,037
Ginnie Mae:
Series 2002-83, Class IO, 0.00%, 10/16/42 (b)		1,138	11
Series 2003-109, Class IO, 0.00%, 11/16/43 (b)		4,603	46
Series 2003-17, Class IO, 0.00%, 3/16/43 (b)		2,646	26
Series 2004-9, Class IO, 0.17%, 3/16/34 (b)		111	1

			145,121

Portfolio Abbreviations
AUD	Australian Dollar	EURIBOR	Euro Interbank Offered Rate	OTC	Over-the-counter
BRL	Brazilian Real	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CHF	Swiss Franc	MXN	Mexican Peso	USD	U.S. Dollar
COP	Colombian Peso	MYR	Malaysian Ringit	ZAR	South African Rand
EUR	Euro	PLN	Polish Zloty

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	105

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities — 102.6%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30 (c)	USD	1,900	$1,950,118
3.00%, 4/01/29-4/01/45 (b)(c)		11,717	12,145,821
3.14%, 3/01/41 (b)		123	131,127
3.18%, 12/01/40 (b)		149	157,679
3.34%, 6/01/41 (b)		116	122,474
3.50%, 7/01/26-4/01/45 (b)(c)		6,485	6,880,983
4.00%, 2/01/25-4/01/45 (c)		12,383	13,245,051
4.50%, 2/01/25-4/01/45 (c)		4,389	4,797,419
5.00%, 4/01/30-4/01/45 (c)		6,783	7,408,846
5.50%, 11/01/21-4/01/45 (c)		1,007	1,123,281
6.00%, 4/01/35-6/01/41		933	1,068,776
6.50%, 5/01/40		1,066	1,223,803
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/43-4/01/45 (c)		5,566	5,684,329
3.02%, 2/01/41 (b)		145	154,626
3.50%, 4/01/42-4/01/45 (c)		4,246	4,450,045
4.00%, 8/01/44-4/01/45 (c)		4,727	5,049,301
4.50%, 2/01/39-4/01/45 (c)		4,331	4,714,175
5.00%, 8/01/40-10/01/41		482	535,756
5.50%, 6/01/41-4/01/45 (c)		637	713,763
8.00%, 12/01/29-7/01/30		65	81,180
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/45 (c)		2,100	2,161,503
3.50%, 12/15/42-4/15/45 (c)		5,761	6,062,785
4.00%, 9/20/40-4/15/45 (c)		6,505	6,946,993
4.50%, 5/20/41-2/15/42		4,413	4,832,164
5.00%, 12/15/38-4/15/45 (c)		770	858,702
5.50%, 1/15/34		1,216	1,384,991

			93,885,691
Total U.S. Government Sponsored Agency Securities — 111.7%			102,212,459

U.S. Treasury Obligations
U.S. Treasury Bonds, 2.50%, 2/15/45 (d)		5,986	5,930,914
U.S. Treasury Inflation Indexed Bonds, 1.38%, 2/15/44		181	212,190
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		331	332,871
U.S. Treasury Notes:
0.50%, 3/31/17		3,300	3,296,390
0.88%, 6/15/17 (d)		5,600	5,629,310
1.25%, 10/30/18-2/29/20 (d)		8,190	8,164,552
1.38%, 10/31/19-3/31/20 (d)		5,495	5,504,311
1.75%, 2/28/22-3/31/22		6,525	6,542,482
1.63%, 11/15/22		1,184	1,172,623
2.50%, 8/15/23		1,610	1,694,399
2.38%, 8/15/24 (d)		1,478	1,536,738
2.00%, 2/15/25 (d)		5,315	5,348,432
Total U.S. Treasury Obligations — 49.6%			45,365,212
Total Long-Term Investments (Cost — $155,730,989) — 171.7%			157,056,279

		Shares	Value
Money Market Funds — 2.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (e)(f)		2,609,450	$2,609,450

		Par (000)
U.S. Treasury Obligations — 5.5%
U.S. Treasury Bills, 0.02%	USD	5,000	4,999,850
Total Short-Term Securities (Cost — $7,609,384) — 8.3%			7,609,300

Options Purchased
(Cost — $247,523) — 0.2%			225,487
Total Investments Before TBA Sale Commitments and Options Written
(Cost — $163,587,896*) — 180.2%			164,891,066

TBA Sale Commitments (c)
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30		600	(616,219)
3.00%, 4/01/30-4/01/45		11,350	(11,713,836)
3.50%, 4/01/30-4/01/45		8,200	(8,628,178)
4.00%, 4/01/45		7,575	(8,099,332)
4.50%, 4/01/45		900	(981,844)
5.00%, 4/01/45		3,200	(3,555,906)
5.50%, 4/01/45		600	(675,751)
Freddie Mac Mortgage-Backed Securities:
3.50%, 4/01/45		1,400	(1,467,238)
4.00%, 4/01/45		1,700	(1,815,812)
4.50%, 4/01/45		3,100	(3,374,477)
5.00%, 4/01/45		300	(332,672)
5.50%, 4/01/45		100	(112,203)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/45		200	(205,934)
3.50%, 4/15/45		3,600	(3,787,695)
4.00%, 4/15/45		4,600	(4,900,977)
4.50%, 4/15/45		2,600	(2,842,629)
5.50%, 4/15/45		1,200	(1,353,563)
Total TBA Sale Commitments (Proceeds — $54,142,746) — (59.5)%			(54,464,266)

Options Written
(Premiums Received — $301,238) — (0.4)%			(336,813)
Total Investments Net of TBA Sale Commitments and Options Written — 120.3%			110,089,987
Liabilities in Excess of Other Assets — (20.3)%			(18,609,165)

Net Assets — 100.0%			$91,480,822

106	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$163,655,800

Gross unrealized appreciation	$2,238,609
Gross unrealized depreciation	(1,003,343)

Net unrealized appreciation	$1,235,266

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents or includes a TBA transaction. As of March 31, 2015, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$1,124,184	$4,191
BNP Paribas Securities Corp.	$(105,223)	$(1,223)
Citigroup Global Markets, Inc.	$(1,175,360)	$(4,586)
Credit Suisse Securities (USA) LLC	$11,842,042	$76,966
Deutsche Bank Securities, Inc.	$(5,958,816)	$(97,424)
Goldman Sachs & Co.	$(4,819,033)	$(40,651)
J.P. Morgan Securities LLC	$(1,647,172)	$(40,973)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(1,304,769)	$(9,906)
Morgan Stanley & Co. LLC	$3,494,938	$11,536
Nomura Securities International, Inc.	$933,078	$10,219
RBC Capital Markets, LLC	$210,063	$1,758
SG Americas Securities LLC	$(108,898)	$(398)
Wells Fargo Securities, LLC	$320,320	$2,039

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	127,083	2,482,367	2,609,450	$719

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of March 31, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
RBC Capital Markets, LLC	0.35%	6/26/14	Open	$1,871,100	$1,873,420
BNP Paribas Securities Corp.	0.08%	7/22/14	Open	3,995,000	3,997,246
BNP Paribas Securities Corp.	0.00%	9/15/14	Open	1,600,000	1,600,000
BNP Paribas Securities Corp.	0.39%	12/18/14	Open	1,514,950	1,515,957
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.34%	12/18/14	Open	1,175,575	1,176,322
RBC Capital Markets, LLC	0.35%	3/11/15	Open	1,917,500	1,917,500
Credit Suisse Securities (USA) LLC	0.00%	3/31/15	4/01/15	5,700,205	5,700,205
Total				$17,774,330	$17,780,650

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	107

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

•	As of March 31, 2015, financial futures contracts outstanding were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(6)	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	1,495,050	$(2,333)
(2)	Euro-BTP Futures	Eurex	June 2015	USD	302,316	(2,367)
8	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2015	USD	1,311,000	13,728
(11)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2015	USD	2,410,719	(5,810)
49	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2015	USD	5,890,336	48,470
(38)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	USD	4,898,438	(18,344)
(5)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	June 2015	USD	849,375	(12,624)
(12)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	2,985,600	(8,266)
10	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	2,479,000	3,349
(9)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	2,226,825	(4,862)
(3)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	740,812	(1,729)
1	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	246,487	123
10	Euro Dollar Futures	Chicago Mercantile	December 2017	USD	2,451,875	25,987
Total						$35,322

•	As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	17,820	USD	5,730	Credit Suisse International	4/02/15	$(149)
BRL	18,528	USD	5,730	Royal Bank of Scotland PLC	4/02/15	72
USD	11,460	BRL	36,380	Royal Bank of Scotland PLC	4/02/15	67
MXN	464,200	USD	31,000	Deutsche Bank AG	4/08/15	(584)
MXN	208,432	USD	14,000	JPMorgan Chase Bank N.A.	4/08/15	(343)
USD	2,000	ZAR	23,992	Barclays Bank PLC	4/08/15	25
USD	3,000	ZAR	37,452	BNP Paribas S.A.	4/13/15	(81)
USD	5,000	ZAR	61,547	BNP Paribas S.A.	4/13/15	(63)
USD	20,000	ZAR	246,660	Royal Bank of Scotland PLC	4/13/15	(290)
ZAR	9,193	USD	778	Barclays Bank PLC	4/13/15	(22)
ZAR	37,632	USD	3,000	BNP Paribas S.A.	4/13/15	96
ZAR	45,978	USD	3,888	BNP Paribas S.A.	4/13/15	(106)
ZAR	49,237	USD	4,000	BNP Paribas S.A.	4/13/15	50
ZAR	59,321	USD	5,000	BNP Paribas S.A.	4/13/15	(120)
ZAR	9,195	USD	778	Citibank N.A.	4/13/15	(22)
ZAR	18,366	USD	1,556	Deutsche Bank AG	4/13/15	(45)
ZAR	70,781	USD	6,000	JPMorgan Chase Bank N.A.	4/13/15	(177)
PLN	85,980	EUR	21,000	Credit Suisse International	4/15/15	92
PLN	21,458	EUR	5,250	Deutsche Bank AG	4/15/15	13
PLN	21,452	EUR	5,250	Goldman Sachs International	4/15/15	11
PLN	21,455	EUR	5,250	Morgan Stanley Capital Services LLC	4/15/15	12
PLN	21,451	EUR	5,250	UBS AG	4/15/15	11
ZAR	35,488	USD	3,000	BNP Paribas S.A.	4/15/15	(82)
ZAR	23,900	USD	2,000	Royal Bank of Scotland PLC	4/15/15	(35)
ZAR	23,988	USD	2,000	Standard Chartered Bank	4/15/15	(27)
EUR	386,000	USD	417,927	Bank of America N.A.	4/21/15	(2,760)
EUR	202,000	USD	216,824	Citibank N.A.	4/21/15	440
EUR	20,000	USD	21,277	Goldman Sachs Bank USA	4/21/15	234
USD	188,993	EUR	174,000	Citibank N.A.	4/21/15	1,845
USD	1,624,832	EUR	1,408,000	Citibank N.A.	4/21/15	110,442
USD	242,088	EUR	216,000	Deutsche Bank AG	4/21/15	9,767
USD	33,694	EUR	30,100	Morgan Stanley Capital Services LLC	4/21/15	1,320

108	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

As of March 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	291,675	MXN	4,534,000	Barclays Bank PLC	4/21/15	(5,144)
COP	28,223,250	USD	11,000	Royal Bank of Scotland PLC	4/27/15	(182)
USD	11,000	COP	27,940,000	Goldman Sachs International	4/27/15	291
USD	41,000	MYR	151,577	Deutsche Bank AG	4/30/15	190
BRL	57	USD	17	UBS AG	5/05/15	—
USD	5,730	BRL	18,681	Royal Bank of Scotland PLC	5/05/15	(68)
USD	453,555	AUD	585,000	Bank of America N.A.	6/17/15	9,951
USD	452,474	AUD	594,000	Citibank N.A.	6/17/15	2,045
USD	460,000	CHF	443,478	JPMorgan Chase Bank N.A.	6/17/15	2,179
USD	114,540	EUR	104,878	HSBC Bank PLC	6/17/15	1,648
USD	209,563	EUR	198,000	Morgan Stanley Capital Services LLC	6/17/15	(3,567)
Total						$126,934

•	As of March 31, 2015, OTC options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Value
USD Currency	Deutsche Bank AG	Call	INR	64.30	4/15/15	USD	32	$8
USD Currency	BNP Paribas S.A.	Call	CAD	1.33	7/09/15	USD	3,700	28,220
Total								$28,228

•	As of March 31, 2015, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Citibank N.A.	Call	2.53%	Receive	3-month LIBOR	9/30/15	USD	1,588	$63,010
5-Year Interest Rate Swap	Bank of America N.A.	Call	2.09%	Receive	3-month LIBOR	2/10/16	USD	3,846	81,982
5-Year Interest Rate Swap	Citibank N.A.	Put	2.53%	Pay	3-month LIBOR	9/30/15	USD	1,588	3,269
5-Year Interest Rate Swap	Bank of America N.A.	Put	2.09%	Pay	3-month LIBOR	2/10/16	USD	3,846	45,105
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/20/17	USD	800	3,893
Total									$197,259

•	As of March 31, 2015, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.50%	Pay	3-month LIBOR	5/22/15	USD	900	$(36,982)
10-Year Interest Rate Swap	Citibank N.A.	Call	3.00%	Pay	3-month LIBOR	9/30/15	USD	840	(67,586)
10-Year Interest Rate Swap	Bank of America N.A.	Call	2.37%	Pay	3-month LIBOR	2/10/16	USD	2,024	(73,433)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	3.45%	Pay	3-month LIBOR	5/09/16	USD	900	(100,274)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.50%	Receive	3-month LIBOR	5/22/15	USD	900	(3)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.00%	Receive	3-month LIBOR	9/30/15	USD	840	(2,429)
10-Year Interest Rate Swap	Bank of America N.A.	Put	2.37%	Receive	3-month LIBOR	2/10/16	USD	2,024	(49,073)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.45%	Receive	3-month LIBOR	5/09/16	USD	900	(5,388)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/20/17	USD	1,600	(1,645)
Total									$(336,813)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	109

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

•	As of March 31, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Depreciation
1.26%[1]	3-month LIBOR	Chicago Mercantile	1/12/16[2]	1/12/17	USD	4,812	$(12,503)
1.50%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/28/19	USD	3,100	(23,506)
3.26%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/18/24	USD	2,100	(192,558)
2.99%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/15/40	USD	600	(73,615)
Total							$(302,182)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

•	As of March 31, 2015, OTC interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Unrealized Appreciation
2.36%[1]	3-month LIBOR	Citibank N.A.	12/20/15	USD	2,200	$45,761	$45,761

[1]	Fund pays the floating rate and receives the fixed rate.

•	As of March 31, 2015, OTC total return swaps outstanding were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/39	USD	436	$3,078	$(287)	$3,365
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/39	USD	391	2,759	4,144	(1,385)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/39	USD	361	2,547	6,755	(4,208)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/39	USD	309	2,175	(2,817)	4,992
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/39	USD	376	(2,653)	(4,430)	1,777
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/39	USD	579	(4,086)	(6,641)	2,555
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/39	USD	542	(3,820)	(4,867)	1,047
Total						—	$(8,143)	$8,143

[1]	Fund pays the floating rate and receives the total return of the reference entity.

[2]	Fund pays the total return of the reference entity and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

110	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$2,389,023	$1,488,425	$3,877,448
Corporate Bonds	—	925,089	—	925,089
Foreign Government Obligations	—	823,978	—	823,978
Non-Agency Mortgage-Backed Securities	—	3,682,588	169,505	3,852,093
U.S. Government Sponsored Agency Securities	—	102,212,459	—	102,212,459
U.S. Treasury Obligations	—	45,365,212	—	45,365,212
Short-Term Securities:
U.S. Treasury Obligations	—	4,999,850	—	4,999,850
Money Market Funds	$2,609,450	—	—	2,609,450
Options Purchased:
Foreign Currency Exchange Contracts	—	28,228	—	28,228
Interest Rate Contracts	—	197,259	—	197,259
Liabilities:
Investments:
TBA Sale Commitments	—	(54,464,266)	—	(54,464,266)

Total	$2,609,450	$106,159,420	$1,657,930	$110,426,800

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$140,801	—	$140,801
Interest rate contracts	$91,657	59,497	—	151,154
Liabilities:
Foreign currency exchange contracts	—	(13,867)	—	(13,867)
Interest rate contracts	(56,335)	(644,588)	—	(700,923)

Total	$35,322	$(458,157)	—	$(422,835)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	111

Schedule of Investments (concluded)	BlackRock U.S. Government Bond V.I. Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$703,994	—	—	$703,994
Foreign currency at value	13,410	—	—	13,410
Cash pledged for financial futures contracts	94,000	—	—	94,000
Cash pledged for centrally cleared swaps	195,000	—	—	195,000
Liabilities:
Reverse repurchase agreements	—	$(17,780,650)	—	(17,780,650)

Total	$1,006,404	$(17,780,650)	—	$(16,774,246)

During the period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2014	—	—	—
Transfers into Level 3[1]	$1,480,996	—	$1,480,996
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	161	—	161
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[2]	7,268	$(1,878)	5,390
Purchases	—	171,383	171,383
Sales	—	—	—
Closing Balance, as of March 31, 2015	$1,488,425	$169,505	$1,657,930

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015[2]	$7,268	$(1,878)	$5,390

[1]

As of December 31, 2014, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $1,480,996 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation/depreciation and net change in unrealized appreciation/depreciation on investments still held at March 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

112	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.3%
Esterline Technologies Corp. (a)	17,900	$2,048,118
GenCorp, Inc. (a)	147,600	3,422,844
The KEYW Holding Corp. (a)(b)	85,300	702,019
Teledyne Technologies, Inc. (a)	12,800	1,366,144
Triumph Group, Inc.	24,384	1,456,212

		8,995,337
Air Freight & Logistics — 0.8%
UTi Worldwide, Inc. (a)(b)	184,757	2,272,511
Auto Components — 0.9%
Dorman Products, Inc. (a)	5,453	271,287
Tenneco, Inc. (a)	38,212	2,194,133

		2,465,420
Automobiles — 0.9%
Thor Industries, Inc.	37,613	2,377,518
Banks — 8.0%
CenterState Banks, Inc.	125,700	1,497,087
FCB Financial Holdings, Inc., Class A (a)	75,100	2,055,487
First BanCorp Puerto Rico (a)	350,200	2,171,240
First Financial Bancorp	104,100	1,854,021
First Horizon National Corp.	167,100	2,387,859
NBT Bancorp, Inc.	26,600	666,596
Opus Bank	57,900	1,787,952
PrivateBancorp, Inc.	34,000	1,195,780
S&T Bancorp, Inc.	84,300	2,392,434
TriState Capital Holdings, Inc. (a)	178,000	1,863,660
United Bankshares, Inc. (b)	76,300	2,867,354
United Community Banks, Inc./GA	65,500	1,236,640

		21,976,110
Beverages — 0.7%
Cott Corp. (b)	197,452	1,850,125
Biotechnology — 0.3%
MannKind Corp. (a)(b)	158,484	824,117
XOMA Corp. (a)(b)	5,307	19,317

		843,434
Building Products — 1.8%
Continental Building Products, Inc. (a)	106,600	2,408,094
Norcraft Cos., Inc. (a)	96,700	2,472,619

		4,880,713
Capital Markets — 1.5%
Financial Engines, Inc. (b)	34,200	1,430,586
FXCM, Inc., Class A (b)	61,700	131,421
Investment Technology Group, Inc. (a)	87,200	2,643,032

		4,205,039
Chemicals — 3.4%
Axiall Corp.	43,207	2,028,137
Huntsman Corp.	65,700	1,456,569
Kraton Performance Polymers, Inc. (a)	105,977	2,141,795
OM Group, Inc.	50,800	1,525,524
Stepan Co.	52,200	2,174,652

		9,326,677
Commercial Services & Supplies — 0.8%
Matthews International Corp., Class A	40,932	2,108,407
Communications Equipment — 1.8%
ARRIS Group, Inc. (a)	55,900	1,615,231
JDS Uniphase Corp. (a)	149,100	1,956,192
Procera Networks, Inc. (a)	137,200	1,288,308

		4,859,731

Common Stocks	Shares	Value
Construction & Engineering — 2.9%
EMCOR Group, Inc.	84,200	$3,912,774
MYR Group, Inc. (a)	102,100	3,199,814
Orion Marine Group, Inc. (a)	97,856	867,004

		7,979,592
Consumer Finance — 1.3%
Cash America International, Inc.	55,300	1,288,490
Enova International, Inc. (a)	71,806	1,413,860
Ezcorp, Inc., Class A (a)	81,908	747,820

		3,450,170
Diversified Consumer Services — 0.4%
Lincoln Educational Services Corp.	233,938	533,379
Regis Corp. (a)	27,840	455,462

		988,841
Electric Utilities — 3.4%
ALLETE, Inc.	71,400	3,767,064
El Paso Electric Co.	93,400	3,608,976
PNM Resources, Inc.	70,000	2,044,000

		9,420,040
Electronic Equipment, Instruments & Components —5.8%
Anixter International, Inc. (a)	29,900	2,276,287
Ingram Micro, Inc., Class A (a)	84,600	2,125,152
OSI Systems, Inc. (a)	38,244	2,839,999
Plexus Corp. (a)	87,100	3,551,067
Rofin-Sinar Technologies, Inc. (a)	64,800	1,570,104
SYNNEX Corp. (b)	44,400	3,429,900

		15,792,509
Energy Equipment & Services — 2.3%
CARBO Ceramics, Inc. (b)	21,100	643,761
Patterson-UTI Energy, Inc.	66,700	1,252,293
Superior Energy Services, Inc.	104,000	2,323,360
TETRA Technologies, Inc. (a)	322,200	1,991,196

		6,210,610
Food & Staples Retailing — 1.6%
Smart & Final Stores, Inc. (a)	61,700	1,085,920
SUPERVALU, Inc. (a)	293,915	3,418,231

		4,504,151
Food Products — 0.4%
Pinnacle Foods, Inc.	28,043	1,144,435
Gas Utilities — 2.0%
The Laclede Group, Inc. (b)	28,700	1,470,014
Northwest Natural Gas Co.	35,400	1,697,430
South Jersey Industries, Inc.	45,300	2,458,884

		5,626,328
Health Care Equipment & Supplies — 9.6%
Accuray, Inc. (a)(b)	342,905	3,189,018
Hansen Medical, Inc. (a)(b)	1,346,563	1,171,510
Invacare Corp.	211,386	4,103,002
Lumenis Ltd., Class B (a)	175,166	2,096,737
Merit Medical Systems, Inc. (a)	174,116	3,351,733
NuVasive, Inc. (a)	92,068	4,234,207
OraSure Technologies, Inc. (a)	373,021	2,439,557
Tandem Diabetes Care, Inc. (a)	121,970	1,539,261
Thoratec Corp. (a)	99,314	4,160,263

		26,285,288
Health Care Providers & Services — 1.4%
Owens & Minor, Inc.	113,832	3,852,075

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	113

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure — 1.5%
Interval Leisure Group, Inc.	25,351	$664,450
La Quinta Holdings, Inc. (a)	80,091	1,896,555
Papa John’s International, Inc.	23,424	1,447,837

		4,008,842
Household Durables — 0.5%
Taylor Morrison Home Corp., Class A (a)	69,103	1,440,798
Insurance — 3.5%
Argo Group International Holdings Ltd.	38,320	1,921,748
Fidelity & Guaranty Life	74,600	1,581,520
Heritage Insurance Holdings, Inc. (a)(b)	110,400	2,429,904
Maiden Holdings Ltd.	94,700	1,404,401
Safety Insurance Group, Inc.	37,285	2,227,779

		9,565,352
Internet Software & Services — 0.1%
Everyday Health, Inc. (a)	20,200	259,772
Life Sciences Tools & Services — 0.8%
Pacific Biosciences of California, Inc. (a)	375,806	2,194,707
Machinery — 5.2%
Actuant Corp., Class A	87,200	2,070,128
Albany International Corp., Class A	58,200	2,313,450
Astec Industries, Inc.	20,500	879,040
Barnes Group, Inc.	84,200	3,409,258
CIRCOR International, Inc.	11,071	605,584
Crane Co.	27,800	1,734,998
The Manitowoc Co., Inc.	38,900	838,684
RBC Bearings, Inc.	29,200	2,234,968
Standex International Corp.	2,700	221,751

		14,307,861
Media — 2.0%
AMC Entertainment Holdings, Inc., Class A	47,871	1,698,942
Carmike Cinemas, Inc. (a)	49,627	1,667,467
Cumulus Media, Inc., Class A (a)(b)	261,242	645,268
Live Nation Entertainment, Inc. (a)	56,546	1,426,656

		5,438,333
Metals & Mining — 1.7%
Haynes International, Inc.	56,905	2,538,532
Materion Corp.	21,514	826,783
Rubicon Minerals Corp. (a)	1,245,844	1,183,427

		4,548,742
Multiline Retail — 0.8%
Fred’s, Inc., Class A	130,964	2,238,175
Multi-Utilities — 0.1%
NorthWestern Corp.	4,900	263,571
Oil, Gas & Consumable Fuels — 3.1%
Bill Barrett Corp. (a)	141,535	1,174,741
Callon Petroleum Co. (a)	201,500	1,505,205
Emerald Oil, Inc. (a)(b)	315,315	233,333
Oasis Petroleum, Inc. (a)(b)	140,156	1,993,018
SM Energy Co.	71,200	3,679,616

		8,585,913
Paper & Forest Products — 0.9%
PH Glatfelter Co.	85,800	2,362,074
Professional Services — 0.9%
Kforce, Inc.	106,400	2,373,784
Real Estate Investment Trusts (REITs) — 6.8%
Armada Hoffler Properties, Inc.	148,064	1,578,362
CyrusOne, Inc.	89,421	2,782,782
Education Realty Trust, Inc. (b)	89,159	3,154,445

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
LTC Properties, Inc.	85,483	$3,932,218
Monmouth Real Estate Investment Corp.	122,827	1,364,608
Pennsylvania Real Estate Investment Trust	139,684	3,244,859
Rouse Properties, Inc.	144,142	2,732,932

		18,790,206
Real Estate Management & Development — 1.4%
Marcus & Millichap, Inc. (a)	105,559	3,956,351
Semiconductors & Semiconductor Equipment — 3.6%
DSP Group, Inc. (a)	144,000	1,725,120
Exar Corp. (a)(b)	111,100	1,116,555
Microsemi Corp. (a)	98,200	3,476,280
Qorvo, Inc. (a)	23,261	1,853,902
Ultratech, Inc. (a)	74,000	1,283,160
Veeco Instruments, Inc. (a)	10,100	308,555

		9,763,572
Software — 3.2%
Bottomline Technologies, Inc. (a)	121,203	3,317,326
Mentor Graphics Corp.	78,600	1,888,758
PTC, Inc. (a)	59,000	2,134,030
Zynga, Inc., Class A (a)	489,900	1,396,215

		8,736,329
Specialty Retail — 4.2%
Abercrombie & Fitch Co., Class A	3,868	85,251
Boot Barn Holdings, Inc. (a)	13,994	334,736
Genesco, Inc. (a)	41,473	2,954,122
The Men’s Wearhouse, Inc.	79,653	4,157,887
Murphy USA, Inc. (a)	26,938	1,949,503
Penske Automotive Group, Inc.	38,266	1,970,316

		11,451,815
Textiles, Apparel & Luxury Goods — 2.5%
Crocs, Inc. (a)	129,944	1,534,639
G-III Apparel Group Ltd. (a)	16,503	1,859,063
Oxford Industries, Inc.	22,201	1,675,065
Vera Bradley, Inc. (a)(b)	110,299	1,790,153

		6,858,920
Thrifts & Mortgage Finance — 0.6%
Essent Group Ltd. (a)	74,200	1,774,122
Trading Companies & Distributors — 0.6%
DXP Enterprises, Inc. (a)	38,200	1,684,238
Total Common Stocks — 99.3%		272,018,538

Warrants (c)
Biotechnology — 0.0%
MannKind Corp. (Issued/exercisable 2/06/12, 0.6 Share for 1 Warrant, Expires 2/08/16, Strike Price $2.40)	53,200	88,844
XOMA Corp. (Issued/exercisable 3/09/12, 0.50 Share for 1 Warrant, Expires 3/09/17, Strike Price $1.76)	47,650	45,744
Total Warrants — 0.0%		134,588
Total Long-Term Investments (Cost — $236,553,104) — 99.3%		272,153,126

114	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (d)(e)	1,989,094	$1,989,094
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)(f)	$19,279	19,278,911
Total Short-Term Securities (Cost — $21,268,005) — 7.8%		21,268,005

Value
Total Investments (Cost — $257,821,109*) — 107.1%	$293,421,131
Liabilities in Excess of Other Assets — (7.1)%	(19,469,564)

Net Assets — 100.0%	$273,951,567

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$258,326,582

Gross unrealized appreciation	$49,128,744
Gross unrealized depreciation	(14,034,195)

Net unrealized appreciation	$35,094,549

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(d)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,536,061	(546,967)	1,989,094	$594
BlackRock Liquidity Series, LLC, Money Market Series	$22,645,608	$(3,366,697)	$19,278,911	$97,395

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015	115

Schedule of Investments (concluded)	BlackRock Value Opportunities V.I. Fund

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$272,018,538	—	—	$272,018,538
Warrants[1]	—	$134,588	—	134,588
Short-Term Securities	1,989,094	19,278,911	—	21,268,005

Total	$274,007,632	$19,413,499	—	$293,421,131

[1]	See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $19,278,911 is categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

116	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date: May 22, 2015